Registration No. 333-128079
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. __3__ __X__
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 248-3842
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Depositor's Telephone Number, including Area Code
M. D. Roughton
The Principal Financial Group Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal FreedomSM Variable Annuity 2 Contract

It is proposed that this filing will become effective (check appropriate box)
_X_ immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Principal FreedomSM Variable Annuity 2

the “Contract”

An individual flexible premium deferred variable annuity, issued by Principal Life Insurance Company (the “Company”).

This prospectus is dated May 1, 2009.

This prospectus provides information about the Contract and the Principal Life Insurance Company Separate Account B (“Separate Account”) that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information (“SAI”), dated May 1, 2009, which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning: Principal Freedom Variable Annuity 2, Principal Financial Group, P. O. Box 9382, Des Moines, Iowa 50306-9382, Telephone:1-800-852-4450.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract described in this prospectus is funded with the Separate Account. The assets of each Separate Account Division (“divisions”) are invested in a corresponding underlying mutual fund. The divisions available through the Contract are:

American Century Variable Portfolios, Inc.	Principal Variable Contracts Funds, Inc. — Class 1 (cont.)
• Income and Growth — Class I	• Principal LifeTime 2040 Account
Principal Variable Contracts Funds, Inc. — Class 1	• Principal LifeTime 2050 Account
• Bond & Mortgage Securities Account	• Principal LifeTime Strategic Income Account
• Diversified International Account	• Real Estate Securities Account
• Government & High Quality Bond Account	• Short-Term Bond Account
• LargeCap Growth Account I	• Short-Term Income Account
• LargeCap S&P 500 Index Account	• SmallCap Blend Account
• LargeCap Value Account	• SmallCap Growth Account II
• MidCap Blend Account	• SmallCap Value Account I
• MidCap Growth Account I	• Strategic Asset Management Balanced Portfolio
• MidCap Value Account II	• Strategic Asset Management Conservative Balanced Portfolio
• Money Market Account	• Strategic Asset Management Conservative Growth Portfolio
• Mortgage Securities Account	• Strategic Asset Management Flexible Income Portfolio
• Principal LifeTime 2010 Account	• Strategic Asset Management Strategic Growth Portfolio
• Principal LifeTime 2020 Account	• West Coast Equity Account
• Principal LifeTime 2030 Account

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY	5
SUMMARY OF EXPENSE INFORMATION	7
SUMMARY	11
Investment Limitations	11
Transfers	11
Surrenders	11
Charges and Deductions	11
Annuity Benefit Payments	12
Death Benefit	12
Examination Offer Period (free look)	12
THE PRINCIPAL FREEDOM VARIABLE ANNUITY 2	12
THE COMPANY	12
THE SEPARATE ACCOUNT	13
THE UNDERLYING MUTUAL FUNDS	13
THE CONTRACT	14
To Buy a Contract	15
Premium Payments	15
Right to Examine the Contract (free look)	15
THE ACCUMULATION PERIOD	16
The Value of Your Contract	17
Limitations on Unscheduled Transfers	18
Automatic Portfolio Rebalancing (APR)	19
Telephone and Internet Services	19
Surrenders	20
Death Benefit	21
The Annuitization Period	23
CHARGES AND DEDUCTIONS	26
Mortality and Expense Risks Charge	26
Transaction Fee	26
Transfer Fee	27
Premium Taxes	27
Surrender Charge	27
Free Surrender Privilege	27
Separate Account Administration Charge	28
Special Provisions for Group or Sponsored Arrangements	29
GENERAL PROVISIONS	29
The Contract	29

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Delay of Payments	29
Misstatement of Age or Gender	30
Assignment	30
Change of Owner or Annuitant	30
Beneficiary	30
Contract Termination	30
Reinstatement	31
Reports	31
Important Information about Customer Identification Procedures	31
RIGHTS RESERVED BY THE COMPANY	31
Frequent Trading and Market Timing (Abusive Trading Practices)	32
DISTRIBUTION OF THE CONTRACT	33
PERFORMANCE CALCULATION	33
FEDERAL TAX MATTERS	33
Non-Qualified Contracts	34
Required Distributions for Non-Qualified Contracts	34
IRA, SEP and SIMPLE-IRA	35
Rollover IRAs	35
Roth IRAs	36
Withholding	36
MUTUAL FUND DIVERSIFICATION	36
STATE REGULATION	37
GENERAL INFORMATION	37
FINANCIAL STATEMENTS	38
TABLE OF SEPARATE ACCOUNT DIVISIONS	39
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	45

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GLOSSARY

accumulated value – an amount equal to the sum of your Contract’s value in the divisions.

accumulation period – the period of time from the contract date to the annuitization date.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2008, the first contract year ends on June 4, 2009, and the first contract anniversary is June 5, 2009).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract date; maximum annuitization date; and contract charges and limits.

division – a part of the Separate Account which invests in shares of an underlying mutual fund (referred to in the marketing materials as “sub-account”).

joint annuitant – one of the annuitants on whose life the annuity benefit payment is based. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA, or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract. partial annuitization – application of a portion of the accumulated value to an annuity benefit payment option. premium payments – the gross amount contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

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surrender charge – the charge deducted upon certain partial surrenders or upon a total surrender of the Contract within the first three contract years.

surrender value – accumulated value less any applicable surrender charge, transaction fee, transfer fee and any premium or other taxes.

transfer – moving all or a portion of your accumulated value to or from one division or among several divisions. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.

underlying mutual fund – a registered open-end investment company, or a separate portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of a division. unit value – a measure used to determine the value of an investment in a division. valuation date – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T., on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.

The following table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses

Sales charge	•none

Maximum surrender charge(1)	•3%

Transaction Fees
• guaranteed maximum	•the lesser of $30 or 2% of each
unscheduled partial surrender after the
twelfth in a contract year
• current	• zero

Transfer Fee(2)
• guaranteed maximum	• the lesser of $25 or 2% of each
unscheduled transfer after the first in a
contract year
• current	• zero

State Premium Taxes (vary by state)
• maximum(3)	• 3.5% of premium payments made
• current	• zero

(1)
	Table of Surrender Charges
	Contract Year	Surrender Charge
	1	3%
	2	2%
	3	1%
	4 and later	0%

(2) Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements permitted or mandated under rules and/or regulations adopted by federal and/or state regulators which impose additional transfer fees and/or restrictions on transfers.

(3) We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. The highest current premium tax rate is 3.5% .

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The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses

Separate Account Annual Expenses
(as a percentage of accumulated value)
• guaranteed maximum
Mortality and Expense Risks Charge	1.25%
Separate Account Administration Charge	0.15%
Total Separate Account Annual Expenses	1.40%
• current
Mortality and Expense Risks Charge	0.95%
Separate Account Administration Charge	0.00%
Total Separate Account Annual Expenses	0.95%

This table shows the minimum and maximum total operating expenses, charged by the underlying mutual funds, that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2008

	Minimum	Maximum

Total annual underlying mutual fund operating expenses
(expenses that are deducted from underlying mutual fund
assets, including management fees, distribution and/or service	0.30%	1.08%
(12b-1) fees and other expenses)

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Annual expenses of the underlying mutual funds (as a percentage of average net assets) as of December 31, 2008:

Annual Underlying Mutual Fund Expenses

The following table shows the annual fees and expenses charged by each underlying mutual fund (as a percentage of average net assets) as discussed in each fund’s current prospectus for the fiscal year ended December 31, 2008.

				Acquired
				Fund
				(“Underlying
				Fund”)		Contractual
	Management	12b-1	Other	Fees and	Total Gross	Net
Underlying Mutual Funds	Fees	Fees(1)	Expenses	Expenses	Expenses(2)	Expenses
American Century VP Income & Growth Fund — Class 1	0.70(3)	N/A	0(4)		0.70
Principal VCF Bond & Mortgage Securities Account — Class 1	0.44(5)	N/A	0.01(5)		0.45
Principal VCF Diversified International Account — Class 1	0.85(5)	N/A	0.16(5)		1.01
Principal VCF Government & High Quality Bond Account — Class 1	0.46(5)	N/A	0.01(5)		0.47
Principal VCF LargeCap Growth Account I — Class 1	0.78	N/A	0.02(5)		0.80
Principal VCF LargeCap S&P 500 Index Account — Class 1	0.25	N/A	0.05(5)		0.30
Principal VCF LargeCap Value Account — Class 1	0.60	N/A	0.02(5)	0.01	0.63
Principal VCF MidCap Blend Account — Class 1	0.61(5)	N/A	0.01(5)		0.62
Principal VCF MidCap Growth Account I — Class 1	0.90	N/A	0.04(5)		0.94
Principal VCF MidCap Value Account II — Class 1	1.05	N/A	0.03(5)		1.08	1.01
Principal VCF Money Market Account — Class 1	0.43	N/A	0.02		0.45
Principal VCF Mortgage Securities Account — Class 1	0.5	N/A	0.01		0.51
Principal VCF Principal LifeTime 2010 Fund — Class 1	0.12(6)	N/A	0.04(5)	0.65	0.81
Principal VCF Principal LifeTime 2020 Fund — Class 1	0.12(6)	N/A	0.01(5)	0.71	0.84
Principal VCF Principal LifeTime 2030 Fund — Class 1	0.12(6)	N/A	0.04	0.76	0.92
Principal VCF Principal LifeTime 2040 Fund — Class 1(4)	0.12(6)	N/A	0.09(5)	0.78	0.99
Principal VCF Principal LifeTime 2050 Fund — Class 1(5)	0.12(6)	N/A	0.13(5)	0.80	1.05
Principal VCF Principal LifeTime Strategic Income Fund — Class 1(6)	0.12(6)	N/A	0.06(5)	0.52	0.70
Principal VCF Real Estate Securities Account — Class 1	0.90(5)	N/A	0.03(5)		0.93
Principal VCF Short-Term Bond Account — Class 1	0.49(5)	N/A	0.03(5)		0.52
Principal VCF Short-Term Income Account — Class 1	0.50	N/A	0.03(5)		0.53
Principal VCF SmallCap Blend Account — Class 1	0.85	N/A	0.05(5)	0.07	0.97
Principal VCF SmallCap Growth Account II — Class 1	1.00(8)	N/A	0.08(5)		1.08
Principal VCF SmallCap Value Account I — Class 1(9)	1.10(5)(8)	N/A	0.05(5)	0.03	1.18	1.04

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Principal VCF Strategic Asset Management Balanced Portfolio —
Class 1	0.25(5)	N/A	0.01(5)	0.66

Principal VCF Strategic Asset Management Conservative Balanced
Portfolio — Class 1	0.25(5)	N/A	0.02(5)	0.62

Principal VCF Strategic Asset Management Conservative Growth
Portfolio — Class 1	0.25(5)	N/A	0.01(5)	0.70

Principal VCF Strategic Asset Management Flexible Income
Portfolio — Class 1	0.25(5)	N/A	0.01(5)	0.58

Principal VCF Strategic Asset Management Strategic Growth
Portfolio — Class 1	0.25(5)	N/A	0.02(5)	0.73

Principal VCF West Coast Equity Account — Class 1	0.63	N/A	0.04(5)	0.67

(1) Because the 12b-1 fee is charged as an ongoing fee, over time, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges (2) The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for recordkeeping, marketing and distribution services (3) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund’s most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management.

(4) Other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.

(5) Management Fees and/or Other Expenses have been restated to reflect expenses being deducted from current assets.

(6)Effective July 1, 2009, the Fund's Management Fees will be reduced to 0.03% . This reduction is not reflected in the expense table or the expense examples.

(7) Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense, through the period ending April 30, 2010.

The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares.

(8) Effective July 1, 2009 Principal will contractually limit the Account's Management Fees through the period ending April 30, 2011.

The expense limit will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). (9) Principal has contractually agreed to limit the Account's expenses attributable to class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending April 30, 2010. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares and 1.26% for Class 2 shares.

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Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs are imposed on any portion of the Contract that you have not annuitized and include contract owner transaction expenses, Separate Account annual expenses, and underlying mutual fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

The example reflects the current charges imposed if you were to purchase the Contract. This example also reflects the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2008 (without voluntary waivers of fees by the underlying funds, if any). This example assumes:

  a $10,000 investment in the Contract for the time periods indicated; and
  a 5% return each year.

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SUMMARY

This prospectus describes an individual flexible premium variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

  non-qualified arrangements; and
  qualified arrangements (for example, Individual Retirement Annuities (“IRAs”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see FEDERAL TAX MATTERS - IRA, SEP and SIMPLE-IRA and
  Rollover IRAs). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see THE CONTRACT – To Buy a Contract.

This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

  The initial premium payment must be $10,000 or more.
  Each subsequent premium payment must be at least $500.
  If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the divisions, a complete list of which may be found in the Table of Divisions later in this prospectus. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.

Transfers (See Division Transfers and Total and Partial Surrenders for additional restrictions.)

During the accumulation period,

  a dollar amount or percentage of transfer must be specified; and
  a transfer may occur on a scheduled or unscheduled basis.

After you fully annuitize the accumulated value, transfers are not permitted.

Surrenders (See Surrenders and Total and Partial Surrenders)

During the accumulation period:

  a dollar amount must be specified;
  surrendered amounts may be subject to a surrender charge;
  during a contract year, partial surrenders less than the earnings in the Contract or 10% of premium payments are not subject to a surrender charge; and
  surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

After you fully annuitize the accumulated value, surrenders are not permitted.

Charges and Deductions (see CHARGES AND DEDUCTIONS)

  There is no sales charge on premium payments.
  A contingent deferred surrender charge is imposed on certain total or partial surrenders.
  An annual mortality and expense risks charge equal to an annual rate of 0.95% of the accumulated value is imposed daily. We guarantee that this charge will not exceed an annual rate of 1.25% of the accumulated value.
  The daily separate account administration charge currently is zero. We reserve the right to assess a charge not to exceed an annual rate of 0.15% of the accumulated value.
  Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from premium payments or accumulated value.

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Annuity Benefit Payments

  You may choose from several fixed annuity benefit payment options which are described in The Annuitization Period - Annuity Benefit Payment Options.
  You may choose to fully annuitize your Contract starting on your selected annuitization date.
  You may elect to partially annuitize your Contract prior to the annuitization date by sending us notice.
  Annuity benefits payments are made to the owner or at the owner’s direction. You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX
  MATTERS).

Death Benefit

  If the owner dies before the annuitization date, a death benefit is payable to the beneficiary of the Contract.
  The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death Benefit).
  If the annuitant dies on or after the annuitization date, payments to the beneficiary will continue only as provided by the annuity benefit payment option in effect.

Examination Offer Period (free look) (see Right to Examine the Contract (free look))

  You may return the Contract during the examination offer period which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
  We return all premium payments if required by state law. Otherwise we return accumulated value.

THE PRINCIPAL FREEDOM VARIABLE ANNUITY 2

The Principal Freedom Variable Annuity 2 is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss rather than the Company. The accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

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THE SEPARATE ACCOUNT

Principal Life Insurance Company Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the purchase payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.

The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.

THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

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Deletion or Substitution of Divisions

We reserve the right to make certain changes if, in our judgement, the changes best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

transfer assets from one division to another division;
add, combine or eliminate divisions; or
substitute the shares of a division for shares in another division:
if shares of a division are no longer available for investment; or
if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE: Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

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To Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at the home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Premium Payments

  The initial premium payment must be at least $10,000.
  If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
  Subsequent premium payments must be at least $500 and can be made until the annuitization date (we reserve the right to change the minimum subsequent premium payment amount but it will not be greater than $1,000).
  Payments are to be made via personal or financial institution check (for example, a bank or cashiers check). We reserve the right to refuse any payment that we feel presents a money laundering risk. Examples of the types of payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
  No premium payments will be permitted after the annuitization date.
  If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
  The total of all premium payments may not be greater than $2,000,000 without our prior approval.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we currently allocate your initial premium payments to the investment options you have selected, we reserve the right to allocate initial premium payments to the Money Market Division during the examination offer period. In addition, we are required to allocate initial premium payments to the Money Market Division if the contract is issued in California and the owner is age 60 or older. After the examination offer period expires, your accumulated value will be converted into units of the divisions according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

If you properly exercise your free look, we will rescind the Contract and we will pay you a refund of your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending on the state in which the Contract was issued, any applicable fees and charges. The amount returned to you may be higher or lower than the premium payment(s) applied during the examination offer period.

Some states require us to return to you the amount of your premium payment(s); if so, we will return the greater of your premium payments or your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

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If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

  the total purchase payment(s) made; or
  your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination offer periods may apply. We reserve the right to keep the initial premium payment in the Money Market Division longer than 10 days to correspond to the examination offer periods of a particular state’s replacement requirements.

To return a Contract, you must send notice to us or to the registered representative who sold it to you before the close of business on the last day of the examination offer period.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

THE ACCUMULATION PERIOD

The Value of Your Contract

There is no guaranteed minimum accumulated value. As owner of the Contract, you bear the investment risk.

The accumulated value reflects the investment experience of the divisions that you choose. The value also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and Contract expenses.

The value of each division changes from day to day. At the end of any valuation period, your Contract’s value in a division is:

  the number of units you have in a division multiplied by
  the unit value of the division.

The number of units is the total of units purchased by allocations to the division from:

  your initial premium payments;
  subsequent premium payments; and
  transfers from another division.

minus units sold

  for partial surrenders and/or partial annuitizations from the division;
  as a part of a transfer to another division; and
  to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. The unit value of a division is calculated by multiplying the unit value from the previous valuation date by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

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A division’s net investment factor measures the performance of that division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the total Separate Account annual expenses.
* When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account annual expenses are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

Premium Payments

On your application, you direct how your premium payments will be allocated to the divisions.
Allocations may be in percentages which must be in whole numbers and total 100%.
Subsequent premium payments are allocated according to your then current allocation instructions.
Changes to the allocation instructions are made without charge.
A change is effective on the next valuation period after we receive your new instructions.
You can change the current allocations and future allocation instructions by:
mailing your instructions to us;
calling us at 1-800-852-4450 (if telephone privileges apply);
faxing your instructions to us at 1-866-894-2087; or
visiting www.principal.com.
Changes to premium payment allocations do not result in the transfer of any existing division accumulated values. You must provide specific instructions to transfer existing division accumulated values.
Premium payments are credited on the basis of unit value next determined after we receive a premium payment.
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers

You may request an unscheduled transfer or set up a scheduled transfer by:
mailing your instructions to us;
calling us at 1-800-852-4450 (if telephone privileges apply);
faxing your instructions to us at 1-866-894-2087; or
visiting www.principal.com.
  You must specify the dollar amount or percentage to transfer from each division.
  The minimum transfer amount is the lesser of $100 or the value of your division.

In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

Unscheduled Transfers

• You may make unscheduled division transfers from one division to another division.

• The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

• We reserve the right to impose a fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year.

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Limitations on Unscheduled Transfers

We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

  requiring a minimum time period between each transfer;
  imposing a transfer fee;
  limiting the dollar amount that an owner may transfer at any one time; or
  not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

  You may elect to have transfers made on a scheduled basis.
  There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
  You must specify the dollar amount of the transfer.
  You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi- annually or annually).
  If the selected date is not a valuation date, the transfer is completed on the next valuation date.
  If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
  Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
  We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your premium payments to divisions over a longer period of time. This allows you to reduce the risk of investing most of your premium payments at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:

Month	Amount Invested	Share Price	SharesPurchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased (33)).

Partial Annuitization

At any time prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us written notice. The minimum partial annuitization amount is $2,000. Any partial annuitization request that would reduce the accumulated value to less than $5,000 is treated as a request for full annuitization. For more information regarding partial annuitization, see The Annuity Benefit Payment Period—Annuity Benefit Payment Options.

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Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your accumulated value in specified divisions over time.
•	You may elect APR at any time after the examination offer period has expired.
•	APR is not available if you have arranged scheduled transfers from the same division.
•	There is no charge for APR transfers and no charge for participating in the APR program.
•	APR may be done on the frequency you specify:
	•	quarterly (on a calendar year or contract year basis); or
	•	semiannually or annually (on a contract year basis).
•	You may rebalance by:
	•	mailing your instructions to us,
	•	calling us at 1-800-852-4450 (if telephone privileges apply);
	•	faxing your instructions to us at 1-866-894-2087; or
	•	visiting www.principal.com.
Divisions are rebalanced at the end of the valuation period during which we receive your request.
Example: You elect APR to maintain your accumulated value with 50% in the LargeCap Value Division and
50% in the Bond & Mortgage Securities Division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value Division, with the remaining 40% in the Bond &
Mortgage Securities Division. By rebalancing, units from the LargeCap Value Division are sold and invested in the Bond & Mortgage Securities Division so that 50% of the accumulated value is once again in each Division.

Telephone and Internet (Electronic) Services

If you elect telephone services or you elect internet (electronic) services and satisfy our internet service requirements
(which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
	•	make premium payment allocation changes;
	•	set up Dollar Cost Averaging (DCA) scheduled transfers;
	•	make transfers; and
	•	make changes to APR.

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice if we modify or terminate telephone service or internet services. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

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Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and
5 p.m. Eastern Time on any day that the NYSE is open).
•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Internet

Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
•	are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
•	are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Surrenders

Prior to the annuitization date, you may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

A surrender charge is generally imposed on surrenders in the first three contract years. However during the first three contract years, you may partially surrender a certain amount without a charge (see Free Surrender Privilege).

Surrenders result in the redemption of units. You receive the value of the redeemed units minus any applicable surrender charges. The unit values are determined as of the end of the valuation period in which we receive your request. Surrenders are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).

Total Surrender
• You may surrender the Contract at any time before the annuitization date.
• You receive the cash surrender value as of the end of the valuation period during which we receive your surrender request. The Contract is then terminated.
• The cash surrender value is your accumulated value minus any applicable surrender charges.
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
• We reserve the right to require you to return the Contract.

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Unscheduled Partial Surrender
• Prior to the annuitization date, you may surrender a part of your accumulated value.
• You must specify the dollar amount of the unscheduled partial surrender (which must be at least $100).
• The unscheduled partial surrender is effective as of the end of the valuation period during which we receive your written request for the unscheduled partial surrender.
• The unscheduled partial surrender is deducted from your divisions according to your surrender allocation percentages.
• If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
• We surrender units from your divisions to equal the dollar amount of the unscheduled partial surrender request plus any applicable surrender charge and transaction fee, if any.
• The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
• You may elect partial surrenders from any of the divisions on a scheduled basis.
• Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
• You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th,
30th or 31st).
• If the selected date is not a valuation date, the surrender is completed on the next valuation date.
• We surrender units from your divisions to equal the dollar amount of the scheduled partial surrender request plus any applicable surrender charge.
• The scheduled partial surrenders continue until your value in the division is zero or we receive notice to stop the scheduled partial surrenders.

Death Benefit

The following table illustrates the various situations and the resulting death benefit payment if you die before the annuitization date.

If you die and. . .	And. . .	Then. . .

You are the sole owner	Your spouse is not	The beneficiary(ies) receive the death benefit under the Contract.
named as a primary
	beneficiary	If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survive you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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You are the sole owner	Your spouse is named	Your spouse may either
	as a primary	a. elect to continue the Contract; or
	beneficiary	b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survive you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint	The surviving owner receives the death benefit under the
	owner is not your	Contract.
spouse
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint	Your spouse may either
	owner is your spouse	a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the
Contract will terminate.

If. . .	And. . .	Then. . .

The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the Contract.
natural person
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies’) right to the death benefit will continue; all other rights and benefits under the
Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.

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No surrender charge applies when a death benefit is paid.

Death Benefit

The amount of the death benefit is the greatest of a, b or c where:

• a = the accumulated value on the date we receive proof of death and all required documents;
• b = the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and surrender charges) and each partial annuitization made prior to the date we receive proof of death and all required documents; and
• c = is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversary 7, 14, 21, 28, etc.) plus any premium payments since that contract anniversary and minus an adjustment for each partial surrender (and any applicable fees and surrender charges) and each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender (and any applicable fees and surrender charges) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

• x = the amount of the partial surrender (and any applicable fees and surrender charges) or the partial annuitization;
• y = the accumulated value immediately before the partial surrender or the partial annuitization; and
• z = is the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization

Example:	Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, the adjustment included in the calculation for b & c above is 20%.

Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.

The Annuitization Period

Annuitization Date

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

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Full Annuitization

You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000.00 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instruction).

Once payments begin under the benefit option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Partial Annuitization

At any time prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a written notice and selecting an annuity benefit payment option. The minimum amount that may be applied to an annuity benefit payment option is $2,000. Any partial annuitization request that would reduce the accumulated value to less than $5,000 is treated as a request for full annuitization.

• We redeem units from your divisions to equal the dollar amount of the partial annuitization request.
• No surrender charge is imposed on the partial annuitization.
• The redemption is effective as of the end of the valuation period during which we receive your request.
• If you do not specify surrender allocation percentages, we use your premium payment allocation percentages.

You may select one of the annuity benefit payment options listed below. Once annuity benefit payments begin under the annuity benefit payment option you selected, the annuity benefit payment option may not be changed. In addition, once annuity benefit payments begin you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date.

The amount of the fixed annuity benefit payment depends on:

• the amount of accumulated value applied to the annuity payment option;
• the annuity benefit payment option selected; and
• the age and gender of the annuitant and joint annuitant, if any (unless the fixed period income option is selected).

Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract. The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit option, gender, and age.

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Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your election of an annuity benefit payment option for any portion not annuitized may be changed by written request prior to the annuitization date. If you do not elect an annuity benefit payment option, we will automatically apply:

• for Contracts with one annuitant - Life Income with annuity payments guaranteed for a period of 10 years.
• for Contracts with joint annuitants - Joint and Full Survivor Life Income with annuity payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations include:

• Fixed Period Income - Level payments are made for a fixed period. You may select from a range of 5 to
30 years (state variations may apply). If the annuitant dies before the fixed period expires, payments continue to you or the person(s) you designate until the end of the period. Payments stop after all guaranteed payments are made.

• Life Income - Level payments are made during the annuitant’s lifetime only. NOTE: There is no death benefit value remaining or further payments when the annuitant dies. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.

• Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due.
If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

• Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available with our approval.

Supplementary Contract

When you annuitize all or a portion of your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

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Tax Considerations Regarding Annuity Benefit Payment Options

If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts).

Death of Annuitant (during the annuity benefit payment period)

If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the charge is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Premium Tax.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. Currently, the annual rate of the charge is 0.95% of the accumulated value. We guarantee that this charge will not exceed an annual rate of 1.25% of the accumulated value. This charge is assessed only prior to the annuitization date. The charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administration charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

Transaction Fee

We reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the division(s) from which the amount is surrendered, on a pro rata basis.

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Transfer Fee

We also reserve the right to charge a transfer fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the division(s) from which the amount is transferred, on a pro rata basis.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from a premium payment when we receive it or the accumulated value either when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes currently range from 0% to 3.50% .

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

The applicable percentage applied during each contract year is determined by the following table.

Table of Surrender Charges
Contract Year	Surrender Charge
1	3%
2	2%
3	1%
4 and later	0%

For purposes of calculating surrender charges, we assume that surrenders are made in the following order:

  first from the amount of the free surrender privilege; and
  then from the amount subject to a surrender charge.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

Free Surrender Privilege

The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:

  earnings in the Contract (earnings = accumulated value less unsurrendered premium payments as of the date of the surrender or partial annuitization); or
  10% of the premium payments, decreased by any partial surrenders and any partial annuitizations since the last contract anniversary.

Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

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Waiver of Surrender Charge The surrender charge does not apply to amounts:

  applied under an annuity benefit payment option; or
  paid under a death benefit; or
  surrendered from a Contract which has been continued by a surviving spouse; or
  distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
  transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider

This Waiver of Surrender Charge rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the Contract at issue. There is no charge for this rider. This rider may not be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For more information regarding availability or features of this rider, you may contact your registered representative or call us at 1-800-852-4450.

Waiver of the surrender charge is available for critical need if the following conditions are met:

the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and
the critical need did not exist before the contract date.
For the purposes of this section, the following definitions apply:
critical need – owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
health care facility – a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care).
This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
terminal illness – sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey terminal illness is not included in the criteria for critical need.
total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE: The waiver of surrender charge rider is not available in Massachusetts.

Separate Account Administration Charge

Currently, we do not impose a separate account administration charge. However, we reserve the right to assess each division with a daily separate account administration charge not to exceed the annual rate of 0.15% of the average daily net assets of the Separate Account divisions. This charge would only be imposed before the annuitization date. Separate account administration includes issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners and making regulatory filings.

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Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

GENERAL PROVISIONS

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrenders are generally paid within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, full or partial annuitization of accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:

trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
an emergency exists, as determined by the SEC, as a result of which:
disposal by a mutual fund of securities owned by it is not reasonably practicable;
it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

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Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or Simple IRA, you may not assign ownership.

You may assign your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amounts paid to an assignee are treated as a partial surrender and are paid in a single payment lump sum.

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.

You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the waiver of surrender charge rider is not available.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us notice. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if you have not made a premium payment during two consecutive contract years and your accumulated value is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.

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Reinstatement

If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

  the remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
  we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract, if any;
  these amounts are priced on the valuation date the money from the other company is received by us;
  commissions are not paid on the reinstatement amounts; and
  new data pages are sent to your address of record.

NOTE: Reinstatement is only available for full surrender of your Contract. Payments received after a partial surrender or annuitization of the Contract are deemed new premium payments.

Reports

We will mail you a statement of your current accumulated value, along with any reports required by state law, at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases, partial annuitizations and partial surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information about Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, the changes best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:

transferring assets in any division to another division;
adding, combining or eliminating a division(s);
substituting the units of a division for the units of another division:
if units of a division are no longer available for investment; or
if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

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Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the divisions. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

Disrupt the management of the underlying mutual funds by:
forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
causing unplanned portfolio turnover;
Hurt the portfolio performance of the underlying mutual funds; and
Increase expenses of the underlying mutual fund and separate account due to:
increased broker-dealer commissions; and
increased record keeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is a division with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
  Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
  Limiting the number of unscheduled transfers during a Contract year to no more than 12;
  Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
  Taking such other action as directed by the underlying mutual fund.

We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

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DISTRIBUTION OF THE CONTRACT

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. The 12b-1 fees for the underlying mutual funds are shown in this Contract prospectus in Summary of Expense Information.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

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Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

  Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.
  An increase in the accumulated value of a non-qualified Contract owned by a natural person is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
  Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.

Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
Annuity benefit payments:
The “investment in the contract” is generally the total of the premium payments made.
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of the Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
within five years after the date of your death; or
as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated primary beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code.

Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

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IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

  IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
  SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
  SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution.” The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

  made on or after you reach age 59 1/2;
  made to a beneficiary on or after your death;
  made upon your disability;
  part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
  made to pay certain medical expenses;
  for health insurance premiums while unemployed;
  for first home purchases (up to $10,000);
  for qualified higher education expenses;
  for qualified disaster tax relief distributions (up to $100,000), or for qualified reservist distributions.

For more information regarding premature distributions, please contact your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 1/2 and not rolled over may be subject to an additional 10% excise tax. Beginning in 2008, if your adjusted gross income is $100,000 or less for the taxable year (and you are not a married individual filing a separate income tax return), you may roll over amounts from a qualified plan directly to a Roth IRA. If you roll over a distribution from a qualified plan directly to a Roth IRA, the entire distribution is generally taxable unless it includes after-tax contributions.

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Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70 1/2. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRA’s and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner’s IRAs.

Failure to comply with the RMD rules can result in an excise tax penalty. This penalty equals 50% of the amount of the RMD that exceeds the actual distribution amount (if any) that occurred during the calendar year in question.

New legislation provides a temporary waiver of RMD rules for calendar year 2009. The new law indicates that no RMD is required for calendar year 2009.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establish standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

Principal Freedom Variable Annuity 2	MUTUAL FUND DIVERSIFICATION	37
www.principal.com

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

GENERAL INFORMATION

Reservation of Rights

The Company reserves the right to:

  increase the minimum amount for each premium payment to not more than $1,000; and
  terminate a Contract and send you the accumulated value if no premium payments are made during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial intermediary or its registered representative to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

38	STATE REGULATION	Principal Freedom Variable Annuity 2
1-800-852-4450

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

Principal Freedom Variable Annuity 2	FINANCIAL STATEMENTS	39
www.principal.com

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund- Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account -Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a high level of current income, liquidity and safety of principal.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

40	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Freedom Variable Annuity 2
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LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in stocks of large U.S. companies. The
Account attempts to mirror the investment results of the Standard & Poor’s 500 Index.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide long-term capital appreciation and secondarily growth investment income. The
Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MidCap Growth I Division

Invests in:	Principal Variable Contracts Funds MidCap Growth Account I - Class 1
Investment Advisor:	Mellon Equity Associates, LLP through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MidCap Value II Division

Invests in:	Principal Variable Contracts Funds MidCap Value Account II - Class 1
Investment Advisor:	Jacob Levy Management, Inc. through a sub-advisory agreements with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

Principal Freedom Variable Annuity 2	TABLE OF SEPARATE ACCOUNT DIVISIONS	41
www.principal.com

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1

42	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Freedom Variable Annuity 2
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Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal Freedom Variable Annuity 2	TABLE OF SEPARATE ACCOUNT DIVISIONS	43
www.principal.com

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Funds accounts.

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks high current income by investing primarily in shares of other Principal Variable
Contracts Funds accounts.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek to generate a high total return. The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

Short-Term Bond Division

Invests in:	Principal Variable Contracts Funds Short-Term Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide current income.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

44	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Freedom Variable Annuity 2
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SmallCap Blend Division*

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement; Essex Investment Management
Company, LLC through a sub-advisory agreement; UBS Global Asset Management
(Americas) Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc, through a sub-advisory agreement and Mellon
Equity Associates, LLP through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

SAM Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio - Class
1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Balanced
Portfolio - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

Principal Freedom Variable Annuity 2	TABLE OF SEPARATE ACCOUNT DIVISIONS	45
www.principal.com

SAM Conservative Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Conservative Growth
Portfolio - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Flexible Income Portfolio -
Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Strategic Growth
Portfolio - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

West Coast Equity Division

Invests in:	Principal Variable Contracts Funds West Coast Equity Account - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

*	The SmallCap Blend Division will re-open on May 18, 2009, as an investment option.

Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional
Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the
SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in
Washington, D.C. Information on the operation of the public reference room may be obtained by calling the
Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s

46	TABLE OF SEPARATE ACCOUNT DIVISIONS	Principal Freedom Variable Annuity 2
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internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 333-128079.

Customer Inquiries

Your questions should be directed to: Principal Freedom Variable Annuity 2, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	6
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	10
Financial Statements	12
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	138
Consolidated Financial Statements	139

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
DesMoines, IA 50392-2080
Telephone: 1-800-852-4450

Principal Freedom Variable Annuity 2	47
www.principal.com

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

				Number of
				Accumulation Units
	Accumulation Unit Value			Outstanding
	Beginning	End	Percentage Change	End of Period
Division	of Period	of Period	from Prior Period	(in thousands)
American Century VP Income & Growth
2008	$11.139	$7.217	-35.21%	13
2007	11.253	11.139	-1.01	14
2006(1)	10.250	11.253	9.79	0
Bond & Mortgage Securities
2008	10.606	8.713	-17.85	59
2007	10.355	10.606	2.42	43
2006(1)	10.134	10.355	2.18	5
Diversified International
2008	13.839	7.372	-46.73	87
2007	12.035	13.839	14.99	107
2006(1)	10.722	12.035	12.25	6
Government & High Quality Bond
2008	10.731	10.455	-2.57	30
2007	10.327	10.731	3.91	19
2006(1)	10.154	10.327	1.70	0
LargeCap Growth I(2)
2008	10.144	5.968	-41.17	11
2007	9.561	10.144	6.10	8
2006(1)	8.997	9.561	6.27	2
LargeCap S&P 500 Index
2008	11.546	7.194	-37.69	75
2007	11.086	11.546	4.15	61
2006(1)	10.307	11.086	7.56	8
LargeCap Value
2008	11.180	7.180	-35.78	61
2007	11.298	11.180	-1.04	48
2006(1)	10.460	11.298	8.01	2

48	CONDENSED FINANCIAL INFORMATION	Principal Freedom Variable Annuity 2
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MidCap Blend
2008	11.999	7.853	-34.55	36
2007	11.068	11.999	8.41	27
2006(1)	10.276	11.068	7.71	1
MidCap Growth I
2008	11.270	6.570	-41.70	13
2007	10.271	11.270	9.73	13
2006(1)	9.557	10.271	7.47	1
MidCap Value II
2008	10.698	5.943	-44.45	38
2007	10.914	10.698	-1.98	36
2006(1)	9.977	10.914	9.39	2
Money Market
2008	10.725	10.897	1.60	139
2007	10.323	10.725	3.89	29
2006(1)	10.213	10.323	1.08	0
Mortgage Securities
2008(3)	9.980	10.098	1.18	--
Principal LifeTime 2010
2008	11.153	7.633	-31.56	404
2007	10.854	11.153	2.75	326
2006(1)	10.294	10.854	5.44	47
Principal LifeTime 2020
2008	11.469	7.479	-34.79	568
2007	11.042	11.469	3.87	535
2006(1)	10.359	11.042	6.59	10
Principal LifeTime 2030
2008	11.553	7.275	-37.03	381
2007	11.007	11.553	4.96	255
2006(1)	10.292	11.007	6.95	3
Principal LifeTime 2040
2008	11.620	7.117	-38.75	41
2007	11.011	11.620	5.53	44
2006(1)	10.253	11.011	7.39	9
Principal LifeTime 2050
2008	11.640	7.028	-39.62	19
2007	11.022	11.640	5.61	19

Principal Freedom Variable Annuity 2		CONDENSED FINANCIAL INFORMATION
www.principal.com

2006(1)	10.219	11.022	7.86	0
Principal LifeTime Strategic Income
2008	10.835	8.169	-24.61	109
2007	10.712	10.835	1.15	152
2006(1)	10.316	10.712	3.84	0
Real Estate Securities
2008	10.128	6.736	-33.49	26
2007	12.423	10.128	-18.47	23
2006(1)	11.410	12.423	8.88	1
Short-Term Bond
2008	10.546	9.226	-12.52	7
2007	10.330	10.546	2.09	7
2006(1)	10.197	10.330	1.30	0
Short-Term Income
2008(3)	9.958	9.990	0.32	--
SmallCap Blend
2008	10.533	6.601	-37.33	13
2007	10.462	10.533	0.68	13
2006(1)	9.653	10.462	8.38	0
SmallCap Growth II
2008	10.353	6.035	-41.71	14
2007	9.955	10.353	4.00	19
2006(1)	9.575	9.955	3.97	1
SmallCap Value I
2008	9.711	6.559	-32.46	38
2007	10.836	9.711	-10.38	39
2006(1)	10.009	10.836	8.26	2
SAM Balanced
2008	10.335	7.556	-26.89	141
2007(4)	10.000	10.335	3.35	2,644
SAM Conservative Balanced
2008	10.307	8.247	-19.99	43
2007(4)	10.000	10.307	3.07	0
SAM Conservative Growth
2008	10.335	6.847	-33.75	95
2007(4)	10.005	10.335	3.30	6,895

50	CONDENSED FINANCIAL INFORMATION	Principal Freedom Variable Annuity 2
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SAM Flexible Income
2008	10.243	8.750	-14.58	0
2007(4)	10.000	10.243	2.43	0
SAM Strategic Growth
2008	10.329	6.402	-38.02	28
2007(4)	10.013	10.329	3.16	871
West Coast Equity
2008	10.381	6.851	-34.00	7
2007(5)	9.797	10.381	5.96	2

(1)	For the period from September 18, 2006, the date the Contract was first available, through December 31, 2006.
(2)	On May 1, 2007, the assets of the LargeCap Growth Equity Division were acquired by the Equity Growth Division.
(3)	Commenced operations on November 24, 2008.
(4)	Commenced operations on May 1, 2007.
(5)	Commenced operations on January 12, 2007.

Principal Freedom Variable Annuity 2	CONDENSED FINANCIAL INFORMATION	51
www.principal.com

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL FREEDOMSM VARIABLE ANNUITY 2 CONTRACT

Statement of Additional Information

dated May 1, 2009

This Statement of Additional Information provides information about the Principal Freedom Variable Annuity 2 (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2009.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Freedom Variable Annuity 2
The Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone:
1-800-852-4450

Page
General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Yield and Total Return	3
Taxation Under Certain Retirement Plans	6
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	10
Financial Statements	12
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	132
Financial Statements	133

2 Principal Freedom Variable Annuity 2
1-800-852-4450

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Freedom Variable Annuity 2 (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2008	2007	2006
received/retained	received/retained	received/retained
$1,340/$0	$2,793/$0	$0/$0

CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.

The Contract was not offered prior to September 18, 2006. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

Principal Freedom Variable Annuity 2	GENERAL INFORMATION AND HISTORY	3
www.principal.com

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares, adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract, the ending value is reduced by a surrender charge that decreases from 3% to 0% over a period of 4 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

4 CALCULATION OF YIELD AND TOTAL RETURN	Principal Freedom Variable Annuity 2
1-800-852-4450

Following are the hypothetical average annual total returns for the period ending December 31, 2008 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts With Surrender Charge
					Since
Division	Effective Date	One Year	Five Years	Ten Years	Inception
American Century VP Income & Growth	October 31, 1997	-37.91	-2.91	-1.85	0.98
Bond & Mortgage Securities	December 18, 1987	-20.55	-1.64	1.35	4.95
Diversified International	May 2, 1994	-49.43	2.68	0.55	3.78
Government & High Quality Bond	April 9, 1987	-5.27	1.62	3.19	5.61
LargeCap Growth I	June 1, 1994	-44.17	-5.57	-3.88	4.40
LargeCap S&P 500 Index	May 3, 1999	-40.39	-3.42		-3.74
LargeCap Value	May 13, 1970	-38.48	-2.32	-1.89	9.17
MidCap Blend	December 18, 1987	-37.25	0.26	3.86	9.92
MidCap Growth I	May 1, 1998	-44.40	-2.82	-1.59	-1.87
MidCap Value II	May 3, 1999	-47.15	-4.06		3.11
Money Market	March 18, 1983	-1.09	2.15	2.28	2.29
Mortgage Securities	May 6, 1993	3.40	3.06	3.74	4.09
Principal LifeTime 2010	August 30, 2004	-34.26			-2.59
Principal LifeTime 2020	August 30, 2004	-37.49			-2.37
Principal LifeTime 2030	August 30, 2004	-39.73			-2.99
Principal LifeTime 2040	August 30, 2004	-41.45			-3.09
Principal LifeTime 2050	August 30, 2004	-42.33			-3.27
Principal LifeTime Strategic Income	August 30, 2004	-27.31			-1.68
Real Estate Securities	May 1, 1998	-36.20	2.30	8.08	6.81
SAM Balanced Portfolio	June 3, 1997	-29.88	-0.45	2.83	4.08
SAM Conservative Balanced Portfolio	April 23, 1998	-22.98	0.20	1.76	1.95
SAM Conservative Growth Portfolio	June 3, 1997	-36.75	-1.51	2.18	3.74
SAM Flexible Income Portfolio	September 9, 1997	-17.58	0.32	2.90	3.62
SAM Strategic Growth Portfolio	June 3, 1997	-41.02	-2.31	1.67	3.93
Short-Term Bond	May 1, 2003	-15.22	-1.34		-1.16
Short-Term Income	January 12, 1994	-1.78	1.19	2.99	3.06
SmallCap Blend	May 1, 1998	-40.03	-2.38	0.89	-1.37
SmallCap Growth II	May 1, 1998	-44.41	-5.29	-4.12	-3.66
SmallCap Value I	May 1, 1998	-35.17	-1.82	6.68	4.57
West Coast Equity	April 28, 1998	-37.00	-1.22	4.57	5.08

Principal Freedom Variable Annuity 2	CALCULATION OF YIELD AND TOTAL RETURN	5
www.principal.com

	For Contracts Without Surrender Charge
					Since
Division	Effective Date	One Year	Five Years	Ten Years	Inception
American Century VP Income & Growth	October 31, 1997	-35.21	-2.91	-1.85	0.98
Bond & Mortgage Securities	December 18, 1987	-17.85	-1.64	1.35	4.95
Diversified International	May 2, 1994	-46.73	2.68	0.55	3.78
Government & High Quality Bond	April 9, 1987	-2.57	1.62	3.19	5.61
LargeCap Growth I	June 1, 1994	-41.17	-5.57	-3.88	4.40
LargeCap S&P 500 Index	May 3, 1999	-37.69	-3.42		-3.74
LargeCap Value	May 13, 1970	-35.78	-2.32	-1.89	9.17
MidCap Blend	December 18, 1987	-34.55	0.26	3.86	9.92
MidCap Growth I	May 1, 1998	-41.70	-2.82	-1.59	-1.87
MidCap Value II	May 3, 1999	-44.45	-4.06		3.11
Money Market	March 18, 1983	1.61	2.15	2.28	2.29
Mortgage Securities	May 6, 1993	3.40	3.06	3.74	4.09
Principal LifeTime 2010	August 30, 2004	-31.56			-2.59
Principal LifeTime 2020	August 30, 2004	-34.79			-2.37
Principal LifeTime 2030	August 30, 2004	-37.03			-2.99
Principal LifeTime 2040	August 30, 2004	-38.75			-3.09
Principal LifeTime 2050	August 30, 2004	-39.63			-3.27
Principal LifeTime Strategic Income	August 30, 2004	-24.61			-1.68
Real Estate Securities	May 1, 1998	-33.50	2.30	8.08	6.81
SAM Balanced Portfolio	June 3, 1997	-26.88	-0.45	2.83	4.08
SAM Conservative Balanced Portfolio	April 23, 1998	-19.98	0.20	1.76	1.95
SAM Conservative Growth Portfolio	June 3, 1997	-33.75	-1.51	2.18	3.74
SAM Flexible Income Portfolio	September 9, 1997	-14.58	0.32	2.90	3.62
SAM Strategic Growth Portfolio	June 3, 1997	-38.02	-2.31	1.67	3.93
Short-Term Bond	May 1, 2003	-12.52	-1.34		-1.16
Short-Term Income	January 12, 1994	-1.78	1.19	2.99	3.06
SmallCap Blend	May 1, 1998	-37.33	-2.38	0.89	-1.37
SmallCap Growth II	May 1, 1998	-41.71	-5.29	-4.12	-3.66
SmallCap Value I	May 1, 1998	-32.47	-1.82	6.68	4.57
West Coast Equity	April 28, 1998	-34.00	-1.22	4.57	5.08

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2008 and 2009.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Starting in 2009, limits are indexed to inflation.

6 CALCULATION OF YIELD AND TOTAL RETURN	Principal Freedom Variable Annuity 2
1-800-852-4450

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $166,000 and $176,000 in 2009.

An individual may make non-deductible IRA contributions to the extent of the excess of:
1)The lesser of maximum annual contribution or 100% of compensation, over
2)The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan, or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plans, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per- year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

Principal Freedom Variable Annuity 2	CALCULATION OF YIELD AND TOTAL RETURN	7
www.principal.com

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS

Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Contributions cannot exceed the lesser of 100% of compensation or $49,000 for 2009.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Taxation of Distributions. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)

Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in 2009) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of (i.e., $16,500 for 2009) one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $5,000 in 2009 ($16,500 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

8 SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)	Principal Freedom Variable Annuity 2
1-800-852-4450

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2008 and 2009.

Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.

The maximum contribution is phased out for single taxpayers with adjusted gross income between $105,000 and $120,000 and for joint filers with adjusted gross income between $166,000 and $176,000 (see chart below).

If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. All IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

* Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

Married person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 1/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Principal Freedom Variable Annuity 2	SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)	9
www.principal.com

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B (“Separate Account”) comprised of the divisions described in Note 1, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of the Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa April 24, 2009

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities

December 31, 2008

AIM V.I.
	AIM V.I.	Capital
	Basic Value	Appreciation
	Series I	Series I
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 842,020	$ 6,141,147
Liabilities	–	–

Net assets	$ 842,020	$ 6,141,147

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	5,186,928
The Principal Variable Annuity with Purchase Payment Credit Rider	–	954,219
Principal Investment Plus Variable Annuity	568,301	–
Principal Investment Plus Variable Annuity With Purchase Rider	273,719	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 842,020	$ 6,141,147

Investments in shares of mutual funds, at cost	$ 1,854,284	$ 9,532,917
Shares of mutual fund owned	205,371	363,597
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	836,070
The Principal Variable Annuity With Purchase Payment Credit Rider	–	156,307
Principal Investment Plus Variable Annuity	90,709	–
Principal Investment Plus Variable Annuity With Purchase Rider	44,851	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	6.20
The Principal Variable Annuity With Purchase Payment Credit Rider	–	6.10
Principal Investment Plus Variable Annuity	6.27	–
Principal Investment Plus Variable Annuity With Purchase Rider	6.10	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

		AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	Global	International	Small Cap	AIM V.I.
Core Equity	Dynamics	Health Care	Growth	Equity	Technology
Series I	Series I	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division

$ 30,084,589	$ 1,799,818	$ 8,405,382	$ 111,635	$ 4,072,254	$ 2,797,959
–	–	–	–	–	–

$ 30,084,589	$ 1,799,818	$ 8,405,382	$ 111,635	$ 4,072,254	$ 2,797,959

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
23,199,473	909,140	5,082,339	–	1,815,088	1,695,127
6,885,116	890,678	3,323,043	–	942,107	1,102,832
–	–	–	87,460	818,935	–
–	–	–	24,175	496,124	–

–	–	–	–	–	–
–	–	–	–	–	–

$ 30,084,589	$ 1,799,818	$ 8,405,382	$ 111,635	$ 4,072,254	$ 2,797,959

$ 38,873,081	$ 2,770,773	$ 10,757,108	$ 123,987	$ 5,882,110	$ 3,948,964
1,523,270	180,162	674,048	5,728	383,451	333,885

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
3,063,142	155,978	594,723	–	181,258	479,996
954,418	159,972	407,071	–	96,579	326,921
–	–	–	14,395	81,784	–
–	–	–	3,994	50,862	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
7.57	5.83	8.55	–	10.01	3.53
7.21	5.57	8.16	–	9.75	3.37
–	–	–	6.08	10.01	–
–	–	–	6.05	9.75	–

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

3

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

	Alliance
	Bernstein VP	American
	Series Small	Century VP
	Cap Growth	Income &
	Class A	Growth
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 1,216,674	$ 17,875,914
Liabilities	–	–

Net assets	$ 1,216,674	$ 17,875,914

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	3,175,254
Principal Freedom 2 Variable Annuity	–	97,349
The Principal Variable Annuity	–	8,988,079
The Principal Variable Annuity With Purchase Payment Credit Rider	–	5,615,232
Principal Investment Plus Variable Annuity	909,653	–
Principal Investment Plus Variable Annuity With Purchase Rider	307,021	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 1,216,674	$ 17,875,914

Investments in shares of mutual funds, at cost	$ 1,948,794	$ 23,966,416
Shares of mutual fund owned	144,327	3,708,696
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	399,102
Principal Freedom 2 Variable Annuity	–	13,489
The Principal Variable Annuity	–	1,159,528
The Principal Variable Annuity With Purchase Payment Credit Rider	–	758,341
Principal Investment Plus Variable Annuity	108,953	–
Principal Investment Plus Variable Annuity With Purchase Rider	37,750	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	7.96
Principal Freedom 2 Variable Annuity	–	7.22
The Principal Variable Annuity	–	7.75
The Principal Variable Annuity With Purchase Payment Credit Rider	–	7.40
Principal Investment Plus Variable Annuity	8.35	–
Principal Investment Plus Variable Annuity With Purchase Rider	8.13	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

4

American
American	American	Century VP II	American	American
Century VP I	Century VP I	Inflation	Century VP II	Century VP II	Asset
Ultra	Vista	Protection	Ultra	Value	Allocation
Division	Division	Division	Division	Division	Division

$ 4,393,475	$ 1,891,753	$ 67,684,111	$ 48,691,721	$ 25,960,083	$ 50,513,490
–	–	–	–	–	–

$ 4,393,475	$ 1,891,753	$ 67,684,111	$ 48,691,721	$ 25,960,083	$ 50,513,490

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	144,815
–	–	–	–	–	–
–	–	–	–	–	–
2,804,132	–	–	–	17,161,247	35,094,576
1,589,343	–	–	–	8,798,836	6,498,483
–	1,180,734	51,181,106	36,191,453	–	5,860,384
–	711,019	16,503,005	12,500,268	–	2,915,232

–	–	–	–	–	–
–	–	–	–	–	–

$ 4,393,475	$ 1,891,753	$ 67,684,111	$ 48,691,721	$ 25,960,083	$ 50,513,490

$ 6,554,092	$ 3,156,042	$ 70,074,223	$ 75,951,270	$ 41,197,918	$ 61,912,204
724,996	175,650	6,836,779	8,128,835	5,547,026	5,026,218

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	130,040
–	–	–	–	–	–
–	–	–	–	–	–
448,916	–	–	–	1,737,549	1,774,390
266,361	–	–	–	927,030	344,944
–	125,442	4,751,867	4,882,841	–	296,396
–	77,546	1,572,880	1,731,296	–	154,791

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	1.11
–	–	–	–	–	–
–	–	–	–	–	–
6.25	–	–	–	9.88	19.78
5.97	–	–	–	9.49	18.84
–	9.41	10.77	7.41	–	19.78
–	9.17	10.49	7.22	–	18.84

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

5

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

		Bond &
		Mortgage
	Balanced	Securities
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 44,974,598	$ 238,616,478
Liabilities	–	–

Net assets	$ 44,974,598	$ 238,616,478

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	589,933	225,608
Premier Variable	2,033,668	2,637,279
Principal Freedom Variable Annuity	–	7,944,308
Principal Freedom 2 Variable Annuity	–	514,449
The Principal Variable Annuity	34,231,782	97,208,073
The Principal Variable Annuity With Purchase Payment Credit Rider	8,119,215	37,765,435
Principal Investment Plus Variable Annuity	–	70,434,930
Principal Investment Plus Variable Annuity With Purchase Rider	–	21,886,396
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 44,974,598	$ 238,616,478

Investments in shares of mutual funds, at cost	$ 61,557,744	$ 299,591,645
Shares of mutual fund owned	4,199,309	25,520,479
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	378,668	129,962
Premier Variable	1,265,112	1,472,497
Principal Freedom Variable Annuity	–	684,473
Principal Freedom 2 Variable Annuity	–	59,045
The Principal Variable Annuity	2,343,357	6,144,205
The Principal Variable Annuity With Purchase Payment Credit Rider	583,516	2,505,996
Principal Investment Plus Variable Annuity	–	4,452,121
Principal Investment Plus Variable Annuity With Purchase Rider	–	1,452,365
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	1.56	1.74
Premier Variable	1.61	1.79
Principal Freedom Variable Annuity	–	11.61
Principal Freedom 2 Variable Annuity	–	8.71
The Principal Variable Annuity	14.61	15.82
The Principal Variable Annuity With Purchase Payment Credit Rider	13.91	15.07
Principal Investment Plus Variable Annuity	–	15.82
Principal Investment Plus Variable Annuity With Purchase Rider	–	15.07
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

6

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Dreyfus IP		Equity-Income	Growth	Growth
Diversified	Technology Growth	Equity	Service	Service	Service
International	Service Shares	Income	Class 2	Class	Class 2
Division	Division	Division	Division	Division	Division

$ 151,538,724	$ 709,523	$ 142,948,606	$ 38,384,493	$ 16,640,452	$ 5,241,959
–	–	–	–	–	–

$ 151,538,724	$ 709,523	$ 142,948,606	$ 38,384,493	$ 16,640,452	$ 5,241,959

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
473,628	–	–	–	–	–
3,578,355	–	36,791	–	–	–
3,815,790	–	–	–	–	–
644,501	–	–	–	–	–
88,763,889	–	21,582,468	21,314,150	12,517,283	–
27,364,028	–	7,115,853	11,219,122	4,123,169	–
20,873,056	479,770	87,948,085	4,508,521	–	3,415,935
6,025,477	229,753	26,265,409	1,342,700	–	1,826,024

–	–	–	–	–	–
–	–	–	–	–	–

$ 151,538,724	$ 709,523	$ 142,948,606	$ 38,384,493	$ 16,640,452	$ 5,241,959

$ 243,663,774	$ 1,059,095	$ 226,844,045	$ 66,662,924	$ 29,549,219	$ 8,130,488
16,382,565	113,706	12,323,156	2,952,653	709,009	224,880

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
263,706	–	–	–	–	–
1,931,359	–	43,422	–	–	–
382,153	–	–	–	–	–
87,424	–	–	–	–	–
5,385,908	–	3,187,461	2,704,902	2,188,216	–
1,743,153	–	1,063,575	1,481,583	756,750	–
1,266,563	60,091	12,991,527	572,211	–	435,638
383,853	29,541	3,926,587	177,331	–	239,061

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
1.80	–	–	–	–	–
1.85	–	0.85	–	–	–
9.98	–	–	–	–	–
7.37	–	–	–	–	–
16.48	–	6.77	7.88	5.72	–
15.70	–	6.69	7.57	5.45	–
16.48	7.98	6.77	7.88	–	7.84
15.70	7.78	6.69	7.57	–	7.64

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

7

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

	Fidelity VIP	Fidelity VIP II
	Overseas	Contrafund
	Service	Service
	Class 2	Class
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 37,380,417	$ 57,669,223
Liabilities	–	–

Net assets	$ 37,380,417	$ 57,669,223

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	44,209,873
The Principal Variable Annuity With Purchase Payment Credit Rider	–	13,459,350
Principal Investment Plus Variable Annuity	26,852,131	–
Principal Investment Plus Variable Annuity With Purchase Rider	10,528,286	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 37,380,417	$ 57,669,223

Investments in shares of mutual funds, at cost	$ 61,519,601	$ 96,055,962
Shares of mutual fund owned	3,096,969	3,761,854
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	4,545,092
The Principal Variable Annuity With Purchase Payment Credit Rider	–	1,452,711
Principal Investment Plus Variable Annuity	2,623,397	–
Principal Investment Plus Variable Annuity With Purchase Rider	1,055,908	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	9.73
The Principal Variable Annuity With Purchase Payment Credit Rider	–	9.26
Principal Investment Plus Variable Annuity	10.24	–
Principal Investment Plus Variable Annuity With Purchase Rider	9.97	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

8

		Goldman Sachs
Fidelity VIP II	Fidelity VIP III	Structured	Goldman Sachs	Government
Contrafund	Mid Cap	Small Cap	VIT Mid Cap	& High	International
Service	Service	Equity Service	Value Service	Quality	Emerging
Class 2	Class 2	Class I	Class I	Bond	Markets
Division	Division	Division	Division	Division	Division

$ 28,737,378	$ 5,160,787	$ 3,309,548	$ 12,939,322	$ 237,196,678	$ 62,434,726
–	–	–	–	–	–

$ 28,737,378	$ 5,160,787	$ 3,309,548	$ 12,939,322	$ 237,196,678	$ 62,434,726

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	149,686	–
–	–	–	–	27,698	–
–	–	–	–	264,112	–
–	–	–	–	3,260,608	353,114
–	–	–	–	4,546,466	–
–	–	–	–	309,452	–
–	–	–	–	136,233,588	28,316,802
–	–	–	–	46,737,451	13,420,639
22,775,083	3,780,813	2,330,038	9,240,610	35,127,454	14,031,494
5,962,295	1,379,974	979,510	3,698,712	10,540,163	6,312,677

–	–	–	–	–	–
–	–	–	–	–	–

$ 28,737,378	$ 5,160,787	$ 3,309,548	$ 12,939,322	$ 237,196,678	$ 62,434,726

$ 53,377,887	$ 8,760,426	$ 6,166,209	$ 23,142,717	$ 250,908,675	$ 121,870,762
1,898,110	284,812	474,147	1,494,148	22,292,921	6,975,947

–	–	–	–	–	–
–	–	–	–	53,129	–
–	–	–	–	8,823	–
–	–	–	–	122,970	–
–	–	–	–	1,464,211	174,961
–	–	–	–	420,132	–
–	–	–	–	29,598	–
–	–	–	–	7,352,430	1,526,169
–	–	–	–	2,648,088	759,383
2,410,042	356,788	321,643	981,310	1,895,852	756,267
647,681	133,684	138,806	403,217	597,208	357,202

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	2.82	–
–	–	–	–	3.14	–
–	–	–	–	2.15	–
–	–	–	–	2.23	2.02
–	–	–	–	10.82	–
–	–	–	–	10.46	–
–	–	–	–	18.53	18.55
–	–	–	–	17.65	17.67
9.45	10.60	7.24	9.42	18.53	18.55
9.21	10.32	7.06	9.17	17.65	17.67

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

9

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

		Janus Aspen
		Mid Cap
	International	Growth
	SmallCap	Service Shares
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 54,644,546	$ 9,983,596
Liabilities	–	–

Net assets	$ 54,644,546	$ 9,983,596

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	63,619	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	29,730,862	6,562,245
The Principal Variable Annuity With Purchase Payment Credit Rider	11,116,207	3,421,351
Principal Investment Plus Variable Annuity	9,617,495	–
Principal Investment Plus Variable Annuity With Purchase Rider	4,116,363	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 54,644,546	$ 9,983,596

Investments in shares of mutual funds, at cost	$ 106,338,718	$ 12,569,829
Shares of mutual fund owned	5,985,164	482,299
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	47,665	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	1,820,887	1,271,172
The Principal Variable Annuity With Purchase Payment Credit Rider	714,767	695,818
Principal Investment Plus Variable Annuity	589,052	–
Principal Investment Plus Variable Annuity With Purchase Rider	264,690	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	1.33	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	16.33	5.16
The Principal Variable Annuity With Purchase Payment Credit Rider	15.55	4.92
Principal Investment Plus Variable Annuity	16.33	–
Principal Investment Plus Variable Annuity With Purchase Rider	15.55	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

10

LargeCap	LargeCap	LargeCap	LargeCap	LargeCap	LargeCap
Blend II	Growth	Growth I	S&P 500 Index	Value	Value II
Division	Division	Division	Division	Division	Division

$ 138,622,834	$ 49,772,328	$ 89,909,691	$ 82,147,796	$ 97,288,236	$ 4,021,919
–	–	–	–	–	–

$ 138,622,834	$ 49,772,328	$ 89,909,691	$ 82,147,796	$ 97,288,236	$ 4,021,919

$ –	$ –	$ –	$ –	$ 1,234,733	$ –
–	–	–	–	1,480,396	–
–	–	–	–	103,267	–
–	696,889	–	–	741,723	–
–	3,426,129	28,119	625,147	6,425,458	–
–	–	1,176,852	8,624,384	3,027,834	–
–	–	66,256	538,020	434,575	–
40,131,198	35,581,233	68,879,177	39,402,424	62,336,947	–
19,587,238	4,040,779	13,673,776	15,994,279	11,243,782	–
58,922,544	4,551,750	4,381,370	12,873,615	6,726,423	2,818,175
19,981,854	1,475,548	1,704,141	4,089,927	3,394,295	1,203,744

–	–	–	–	1,331	–
–	–	–	–	137,472	–

$ 138,622,834	$ 49,772,328	$ 89,909,691	$ 82,147,796	$ 97,288,236	$ 4,021,919

$ 264,341,681	$ 75,675,841	$ 136,044,798	$ 111,935,213	$ 156,810,997	$ 6,510,075
28,406,318	4,908,513	7,671,475	12,599,355	5,043,454	594,080

–	–	–	–	45,397	–
–	–	–	–	322,070	–
–	–	–	–	44,960	–
–	529,775	–	–	328,281	–
–	2,524,487	41,534	779,429	2,743,145	–
–	–	196,644	1,216,584	388,212	–
–	–	11,101	74,789	60,530	–
4,731,380	2,822,226	3,647,237	5,777,678	3,358,488	–
2,403,045	336,493	760,159	2,462,230	635,977	–
6,947,059	361,053	232,028	1,887,753	362,410	348,956
2,451,536	122,881	94,749	629,642	191,998	152,985

$ –	$ –	$ –	$ –	$ 27.23	$ –
–	–	–	–	4.60	–
–	–	–	–	5.35	–
–	1.32	–	–	2.26	–
–	1.36	0.68	0.80	2.34	–
–	–	5.98	7.09	7.80	–
–	–	5.97	7.19	7.18	–
8.48	12.61	18.88	6.82	18.56	–
8.15	12.01	17.99	6.50	17.68	–
8.48	12.61	18.88	6.82	18.56	8.08
8.15	12.01	17.99	6.50	17.68	7.87

–	–	–	–	49	–
–	–	–	–	25,674	–

$ –	$ –	$ –	$ –	$ 27.23	$ –
–	–	–	–	5.35	–

11

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

		LifeTime
	LargeCap	Strategic
	Value III	Income
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 113,000,951	$ 16,445,515
Liabilities	–	–

Net assets	$ 113,000,951	$ 16,445,515

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	886,659
The Principal Variable Annuity	32,139,226	1,129,445
The Principal Variable Annuity With Purchase Payment Credit Rider	13,791,210	77,383
Principal Investment Plus Variable Annuity	50,269,495	12,166,604
Principal Investment Plus Variable Annuity With Purchase Rider	16,801,020	2,185,424
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 113,000,951	$ 16,445,515

Investments in shares of mutual funds, at cost	$ 179,436,039	$ 21,727,064
Shares of mutual fund owned	15,086,909	1,903,416
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	108,546
The Principal Variable Annuity	3,932,058	123,132
The Principal Variable Annuity With Purchase Payment Credit Rider	1,755,776	8,659
Principal Investment Plus Variable Annuity	6,150,421	1,326,402
Principal Investment Plus Variable Annuity With Purchase Rider	2,139,037	244,541
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	8.17
The Principal Variable Annuity	8.17	9.17
The Principal Variable Annuity With Purchase Payment Credit Rider	7.85	8.94
Principal Investment Plus Variable Annuity	8.17	9.17
Principal Investment Plus Variable Annuity With Purchase Rider	7.85	8.94
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

12

LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	MidCap
2010	2020	2030	2040	2050	Blend
Division	Division	Division	Division	Division	Division

$ 30,145,370	$ 119,535,510	$ 18,995,171	$ 7,121,773	$ 3,856,422	$ 211,731,427
–	–	–	–	–	–

$ 30,145,370	$ 119,535,510	$ 18,995,171	$ 7,121,773	$ 3,856,422	$ 211,731,427

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	922,039
–	–	–	–	–	4,506,432
–	–	–	–	–	2,922,630
3,082,986	4,248,397	2,774,857	288,865	135,652	285,319
997,952	620,371	431,189	50,430	92,613	125,032,475
234,366	294,436	41,790	28,736	–	27,430,728
21,723,343	86,737,891	11,530,066	5,092,659	2,605,091	37,752,083
4,106,723	27,634,415	4,217,269	1,661,083	1,023,066	12,879,721

–	–	–	–	–	–
–	–	–	–	–	–

$ 30,145,370	$ 119,535,510	$ 18,995,171	$ 7,121,773	$ 3,856,422	$ 211,731,427

$ 44,635,667	$ 185,221,918	$ 28,413,812	$ 11,731,262	$ 6,365,063	$ 303,510,101
3,735,486	14,739,274	2,416,688	896,949	494,413	8,493,038

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	318,487
–	–	–	–	–	1,508,586
–	–	–	–	–	202,960
403,928	568,188	381,361	40,586	19,303	36,334
113,268	69,739	49,838	5,854	10,840	4,613,888
27,303	33,972	4,958	3,424	–	1,062,699
2,465,855	9,750,546	1,332,633	591,056	304,782	1,393,155
478,462	3,188,462	500,291	197,874	122,852	498,992

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	2.90
–	–	–	–	–	2.99
–	–	–	–	–	14.40
7.63	7.48	7.28	7.12	7.03	7.85
8.81	8.90	8.65	8.61	8.54	27.10
8.58	8.67	8.43	8.39	8.32	25.81
8.81	8.90	8.65	8.61	8.54	27.10
8.58	8.67	8.43	8.39	8.32	25.81

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

13

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2008

	MidCap	MidCap
	Growth I	Value II
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 29,095,695	$ 66,669,765
Liabilities	–	–

Net assets	$ 29,095,695	$ 66,669,765

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	4,789	113,783
Principal Freedom Variable Annuity	769,488	3,740,743
Principal Freedom 2 Variable Annuity	87,371	223,165
The Principal Variable Annuity	16,886,784	20,688,369
The Principal Variable Annuity With Purchase Payment Credit Rider	6,932,395	10,739,209
Principal Investment Plus Variable Annuity	3,109,267	23,493,244
Principal Investment Plus Variable Annuity With Purchase Rider	1,305,601	7,671,252
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 29,095,695	$ 66,669,765

Investments in shares of mutual funds, at cost	$ 47,068,375	$ 120,103,505
Shares of mutual fund owned	4,841,214	8,460,630
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	5,653	113,267
Principal Freedom Variable Annuity	86,977	269,594
Principal Freedom 2 Variable Annuity	13,298	37,553
The Principal Variable Annuity	2,122,180	2,250,901
The Principal Variable Annuity With Purchase Payment Credit Rider	914,660	1,223,166
Principal Investment Plus Variable Annuity	390,760	2,556,175
Principal Investment Plus Variable Annuity With Purchase Rider	172,268	873,769
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	0.85	1.00
Principal Freedom Variable Annuity	8.85	13.88
Principal Freedom 2 Variable Annuity	6.57	5.94
The Principal Variable Annuity	7.96	9.19
The Principal Variable Annuity With Purchase Payment Credit Rider	7.58	8.78
Principal Investment Plus Variable Annuity	7.96	9.19
Principal Investment Plus Variable Annuity With Purchase Rider	7.58	8.78
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

14

				Neuberger
		Neuberger	Neuberger	Berman AMT
		Berman AMT	Berman AMT	Socially
Money	Mortgage	Partners	Small Cap Growth	Responsive	Real Estate
Market	Securities	I Class	S Class	I Class	Securities
Division	Division	Divison	Divison	Divison	Division

$ 244,387,527	$ 258,918	$ 3,659,649	$ 1,961,402	$ 3,554,792	$ 64,056,602
–	–	–	–	–	–

$ 244,387,527	$ 258,918	$ 3,659,649	$ 1,961,402	$ 3,554,792	$ 64,056,602

$ –	$ –	$ –	$ –	$ –	$ –
163,964	–	–	–	–	–
7,715	–	–	–	–	–
564,114	–	–	–	–	–
6,198,026	–	–	–	–	107,144
7,062,357	–	–	–	–	–
1,518,543	–	–	–	–	176,833
127,602,669	136,092	–	–	–	34,819,601
42,985,302	–	–	–	–	17,553,456
42,713,938	122,210	2,737,366	1,230,003	2,923,423	8,180,424
15,570,899	616	922,283	731,399	631,369	3,219,144

–	–	–	–	–	–
–	–	–	–	–	–

$ 244,387,527	$ 258,918	$ 3,659,649	$ 1,961,402	$ 3,554,792	$ 64,056,602

$ 244,387,526	$ 259,649	$ 8,420,096	$ 3,264,326	$ 5,586,206	$ 115,051,598
244,387,527	25,187	514,719	234,898	378,572	7,320,754

–	–	–	–	–	–
70,555	–	–	–	–	–
3,019	–	–	–	–	–
341,906	–	–	–	–	–
3,620,330	–	–	–	–	61,461
565,214	–	–	–	–	–
139,462	–	–	–	–	26,254
8,822,119	13,483	–	–	–	1,775,836
3,120,010	–	–	–	–	939,877
2,954,293	12,108	355,995	179,067	337,819	417,228
1,130,630	119	123,130	109,308	74,897	172,372

$ –	$ –	$ –	$ –	$ –	$ –
2.33	–	–	–	–	–
2.56	–	–	–	–	–
1.65	–	–	–	–	–
1.71	–	–	–	–	1.74
12.49	10.10	–	–	–	–
10.90	10.10	–	–	–	6.74
14.47	10.09	–	–	–	19.61
13.78	5.17	–	–	–	18.68
14.47	10.09	7.69	6.87	8.65	19.61
13.78	5.17	7.49	6.69	8.43	18.68

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

15

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

SAM
	SAM	Conservative
	Balanced	Balanced
	Portfolio	Portfolio
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 229,326,889	$ 60,144,292
Liabilities	–	–

Net assets	$ 229,326,889	$ 60,144,292

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	1,062,232	357,805
The Principal Variable Annuity	12,571,109	6,477,826
The Principal Variable Annuity With Purchase Payment Credit Rider	6,901,530	3,003,732
Principal Investment Plus Variable Annuity	179,320,947	39,937,634
Principal Investment Plus Variable Annuity With Purchase Rider	29,471,071	10,367,295
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 229,326,889	$ 60,144,292

Investments in shares of mutual funds, at cost	$ 297,079,360	$ 70,623,067
Shares of mutual fund owned	19,190,535	6,337,649
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	140,576	43,385
The Principal Variable Annuity	1,672,006	789,366
The Principal Variable Annuity With Purchase Payment Credit Rider	927,206	369,722
Principal Investment Plus Variable Annuity	23,851,252	4,866,983
Principal Investment Plus Variable Annuity With Purchase Rider	3,959,520	1,276,169
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	7.56	8.25
The Principal Variable Annuity	7.52	8.21
The Principal Variable Annuity With Purchase Payment Credit Rider	7.44	8.12
Principal Investment Plus Variable Annuity	7.52	8.21
Principal Investment Plus Variable Annuity With Purchase Rider	7.44	8.12
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

16

SAM	SAM	SAM
Conservative	Flexible	Strategic
Growth	Income	Growth	Short Term	Short-Term	SmallCap
Portfolio	Portfolio	Portfolio	Bond	Income	Blend
Division	Division	Division	Division	Division	Division

$ 22,493,595	$ 66,369,891	$ 16,338,612	$ 114,329,097	$ 261,319	$ 32,501,151
–	–	–	–	–	–

$ 22,493,595	$ 66,369,891	$ 16,338,612	$ 114,329,097	$ 261,319	$ 32,501,151

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	76,148
–	–	–	2,691,521	–	2,742,537
652,779	–	180,968	64,520	–	87,086
4,193,496	14,097,799	3,640,106	22,794,055	55,193	21,746,511
2,628,545	6,586,542	815,844	8,103,968	–	7,848,869
9,766,143	34,896,174	7,826,038	61,202,176	190,927	–
5,252,632	10,789,376	3,875,656	19,472,857	15,199	–

–	–	–	–	–	–
–	–	–	–	–	–

$ 22,493,595	$ 66,369,891	$ 16,338,612	$ 114,329,097	$ 261,319	$ 32,501,151

$ 32,432,114	$ 74,928,683	$ 25,024,191	$ 132,779,262	$ 261,476	$ 50,486,468
1,822,820	6,273,147	1,330,506	13,263,236	108,431	5,866,634

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	90,919
–	–	–	286,889	–	256,608
95,338	–	28,266	6,993	–	13,194
615,541	1,619,332	571,426	2,484,953	5,527	2,587,275
389,730	764,198	129,367	913,846	–	980,392
1,433,539	4,008,463	1,228,553	6,671,571	19,143	–
778,810	1,251,873	614,563	2,195,682	2,974	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	0.84
–	–	–	9.38	9.99	10.69
6.85	8.75	6.40	9.23	9.99	6.60
6.81	8.71	6.37	9.17	9.99	8.40
6.74	8.62	6.31	8.87	5.12	8.01
6.81	8.71	6.37	9.17	9.99	–
6.74	8.62	6.31	8.87	5.12	–

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

17

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2008

	SmallCap	SmallCap
	Growth II	Value I
	Division	Division

Assets
Investments in shares of mutual funds, at market	$ 24,054,630	$ 74,626,359
Liabilities	–	–

Net assets	$ 24,054,630	$ 74,626,359

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	16,035	121,638
Principal Freedom Variable Annuity	682,844	–
Principal Freedom 2 Variable Annuity	84,674	248,375
The Principal Variable Annuity	14,723,549	26,787,721
The Principal Variable Annuity With Purchase Payment Credit Rider	4,255,412	11,479,995
Principal Investment Plus Variable Annuity	3,225,315	27,605,065
Principal Investment Plus Variable Annuity With Purchase Rider	1,066,801	8,383,565
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–

Total net assets	$ 24,054,630	$ 74,626,359

Investments in shares of mutual funds, at cost	$ 43,555,834	$ 117,356,275
Shares of mutual fund owned	3,600,992	7,847,146
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	32,849	98,906
Principal Freedom Variable Annuity	116,346	–
Principal Freedom 2 Variable Annuity	14,030	37,871
The Principal Variable Annuity	2,271,181	1,713,288
The Principal Variable Annuity With Purchase Payment Credit Rider	689,177	770,844
Principal Investment Plus Variable Annuity	497,543	1,765,624
Principal Investment Plus Variable Annuity With Purchase Rider	172,779	562,948
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	0.49	1.23
Principal Freedom Variable Annuity	5.87	–
Principal Freedom 2 Variable Annuity	6.04	6.56
The Principal Variable Annuity	6.48	15.63
The Principal Variable Annuity With Purchase Payment Credit Rider	6.17	14.89
Principal Investment Plus Variable Annuity	6.48	15.63
Principal Investment Plus Variable Annuity With Purchase Rider	6.17	14.89
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

18

T. Rowe Price	T. Rowe Price	Templeton
Blue Chip	Health	Growth Securities	West Coast
Growth II	Sciences II	Class 2	Equity
Division	Division	Division	Division

$ 1,277,586	$ 3,736,468	$ 1,158,190	$ 2,080,302
–	–	–	–

$ 1,277,586	$ 3,736,468	$ 1,158,190	$ 2,080,302

$ –	$ –	$ –	$ –
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	1,158,190	–
–	–	–	46,950
–	–	–	–
–	–	–	–
898,423	2,899,654	–	1,382,129
379,163	836,814	–	651,223

–	–	–	–
–	–	–	–

$ 1,277,586	$ 3,736,468	$ 1,158,190	$ 2,080,302

$ 1,896,681	$ 4,798,018	$ 1,797,191	$ 3,014,039
190,685	389,215	141,243	138,226

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	105,234	–
–	–	–	6,853
–	–	–	–
–	–	–	–
114,303	261,796	–	202,755
49,521	77,559	–	96,499

$ –	$ –	$ –	$ –
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	11.01	–
–	–	–	6.85
–	–	–	–
–	–	–	–
7.86	11.08	–	6.82
7.66	10.79	–	6.75

–	–	–	–
–	–	–	–

$ –	$ –	$ –	$ –
–	–	–	–

19

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2008

		AIM V.I.
	AIM V.I.	Capital
	Basic Value	Appreciation
	Series I	Series I
	Division	Division

Investment income (loss)
Income:
Dividends	$ 11,626	$ –

Expenses:
Mortality and expense risks	14,103	123,987
Separate account rider charges	2,387	9,717

Net investment income (loss)	(4,864)	(133,704)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(87,834)	(308,915)
Capital gains distributions	251,505	–

Total realized gains (losses) on investments	163,671	(308,915)

Change in net unrealized appreciation or depreciation of
investments	(944,942)	(4,885,610)

Net increase (decrease) in net assets resulting from operations	$ (786,135)	$ (5,328,229)

(1) Commenced operations May 19, 2008.

See accompanying notes.

20

		AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	Global	International	Small Cap	AIM V.I.
Core Equity	Dynamics	Health Care	Growth	Equity	Technology
Series I	Series I	Series I	Series I	Series I	Series I
Division	Division	Division	Division (1)	Division	Division

$ 865,758	$ –	$ –	$ 691	$ –	$ –

557,783	38,669	145,266	432	65,040	56,760
64,931	8,453	27,533	51	11,372	10,646

243,044	(47,122)	(172,799)	208	(76,412)	(67,406)

(82,697)	(42,749)	263,764	(12,201)	(214,145)	(112,801)
–	–	2,236,265	1,672	17,418	–

(82,697)	(42,749)	2,500,029	(10,529)	(196,727)	(112,801)

(15,384,815)	(1,836,688)	(6,274,461)	(12,352)	(1,675,944)	(2,460,977)

$ (15,224,468)	$ (1,926,559)	$ (3,947,231)	$ (22,673)	$ (1,949,083)	$ (2,641,184)

21

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

	Alliance
	Bernstein VP	American
	Series Small	Century VP
	Cap Growth	Income &
	Class A	Growth
	Division	Division

Investment income (loss)
Income:
Dividends	$ –	$ 546,655

Expenses:
Mortality and expense risks	21,248	307,714
Separate account rider charges	2,764	47,534

Net investment income (loss)	(24,012)	191,407

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(41,887)	(229,282)
Capital gains distributions	–	3,274,939

Total realized gains (losses) on investments	(41,887)	3,045,657

Change in net unrealized appreciation or depreciation of
investments	(925,472)	(14,275,056)

Net increase (decrease) in net assets resulting from operations	$ (991,371)	$ (11,037,992)

See accompanying notes.

22

		American
American	American	Century VP II	American	American
Century VP I	Century VP I	Inflation	Century VP II	Century VP II	Asset
Ultra	Vista	Protection	Ultra	Value	Allocation
Division	Division	Division	Division	Division	Division

$ –	$ –	$ 3,771,644	$ –	$ 842,560	$ 2,060,277

90,028	33,174	985,514	705,677	447,461	863,931
15,845	6,543	122,153	90,372	72,947	80,681

(105,873)	(39,717)	2,663,977	(796,049)	322,152	1,115,665

(276,221)	(60,999)	(38,340)	(1,132,024)	(2,720,090)	(66,775)
1,222,701	115,070	–	8,293,293	4,779,986	5,612,751

946,480	54,071	(38,340)	7,161,269	2,059,896	5,545,976

(4,576,606)	(1,743,999)	(4,973,159)	(36,896,658)	(13,783,171)	(26,722,216)

$ (3,735,999)	$ (1,729,645)	$ (2,347,522)	$ (30,531,438)	$ (11,401,123)	$ (20,060,575)

23

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

		Bond &
		Mortgage
	Balanced	Securities
	Division	Division (1)

Investment income (loss)
Income:
Dividends	$ 2,381,240	$ 19,196,837

Expenses:
Mortality and expense risks	796,324	3,870,693
Separate account rider charges	69,687	481,467

Net investment income (loss)	1,515,229	14,844,677

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,016,269)	(10,378,357)
Capital gains distributions	2,795,030	–

Total realized gains (losses) on investments	1,778,761	(10,378,357)

Change in net unrealized appreciation or depreciation of
investments	(27,010,040)	(65,321,558)

Net increase (decrease) in net assets resulting from operations	$ (23,716,050)	$ (60,855,238)

(1)	Represented the operations of Bond Division until May 19, 2008 name change.
(2)	Represented the operations of Equity Income I Division until May 19, 2008 name change.

See accompanying notes.

24

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Dreyfus IP		Equity-Income	Growth	Growth
Diversified	Technology Growth	Equity	Service	Service	Service
International	Service Shares	Income	Class 2	Class	Class 2
Division	Division	Division (2)	Division	Division	Division

$ 4,310,379	$ –	$ 4,592,872	$ 1,295,320	$ 186,943	$ 46,592

2,960,999	12,337	2,251,468	762,132	350,677	95,439
317,431	2,221	262,375	118,860	40,423	16,519

1,031,949	(14,558)	2,079,029	414,328	(204,157)	(65,366)

(378,109)	(69,725)	(8,805,752)	(3,393,364)	(1,097,052)	(99,848)
56,873,063	–	13,729,216	66,310	–	–

56,494,954	(69,725)	4,923,464	(3,327,054)	(1,097,052)	(99,848)

(200,607,999)	(450,798)	(82,471,273)	(29,685,097)	(15,328,472)	(4,515,123)

$ (143,081,096)	$ (535,081)	$ (75,468,780)	$ (32,597,823)	$ (16,629,681)	$ (4,680,337)

25

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

	Fidelity VIP	Fidelity VIP II
	Overseas	Contrafund
	Service	Service
	Class 2	Class
	Division	Division

Investment income (loss)
Income:
Dividends	$ 1,276,909	$ 755,941

Expenses:
Mortality and expense risks	578,106	1,164,787
Separate account rider charges	82,709	130,523

Net investment income (loss)	616,094	(539,369)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(989,776)	(4,294,282)
Capital gains distributions	5,266,440	2,872,136

Total realized gains (losses) on investments	4,276,664	(1,422,146)

Change in net unrealized appreciation or depreciation of
investments	(31,632,732)	(47,719,745)

Net increase (decrease) in net assets resulting from operations	$ (26,739,974)	$ (49,681,260)

See accompanying notes.

26

		Goldman Sachs
Fidelity VIP II	Fidelity VIP III	Structured	Goldman Sachs	Government
Contrafund	Mid Cap	Small Cap	VIT Mid Cap	& High	International
Service	Service	Equity Service	Value Service	Quality	Emerging
Class 2	Class 2	Class I	Class I	Bond	Markets
Division	Division	Division	Division	Division	Division

$ 321,541	$ 16,347	$ 30,023	$ 191,700	$ 13,258,262	$ 1,307,671

474,671	85,988	52,866	224,029	3,320,944	1,462,860
47,326	10,415	7,649	31,819	405,610	217,307

(200,456)	(80,056)	(30,492)	(64,148)	9,531,708	(372,496)

(2,480,832)	(324,871)	(274,257)	(975,145)	(2,283,709)	(3,221,858)
1,025,763	1,055,750	7,576	34,326	–	40,499,234

(1,455,069)	730,879	(266,681)	(940,819)	(2,283,709)	37,277,376

(19,365,539)	(4,048,458)	(1,452,822)	(7,016,663)	(15,720,378)	(121,845,736)

$ (21,021,064)	$ (3,397,635)	$ (1,749,995)	$ (8,021,630)	$ (8,472,379)	$ (84,940,856)

27

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

		Janus Aspen
		Mid Cap
	International	Growth
	SmallCap	Service Shares
	Division	Division

Investment income (loss)
Income:
Dividends	$ 1,958,371	$ 9,955

Expenses:
Mortality and expense risks	1,187,570	214,242
Separate account rider charges	154,875	34,486

Net investment income (loss)	615,926	(238,773)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,463,994)	764,102
Capital gains distributions	19,366,109	1,006,907

Total realized gains (losses) on investments	15,902,115	1,771,009

Change in net unrealized appreciation or depreciation of
investments	(78,701,482)	(10,470,032)

Net increase (decrease) in net assets resulting from operations	$ (62,183,441)	$ (8,937,796)

(1)	Represented the operations of LargeCap Blend Division until May 19, 2008 name change.
(2)	Represented the operations of Growth Division until May 19, 2008 name change.
(3)	Represented the operations of Equity Growth Division until May 19, 2008 name change.
(4)	Represented the operations of LargeCap Stock Index Division until May 19, 2008 name change.
(5)	Represented the operations of Capital Value Division until May 19, 2008 name change.
(6)	Represented the operations of Equity Value Division until May 19, 2008 name change.

See accompanying notes.

28

LargeCap	LargeCap	LargeCap	LargeCap	LargeCap	LargeCap
Blend II	Growth	Growth I	S&P 500 Index	Value	Value II
Division (1)	Division (2)	Division (3)	Division (4)	Division (5)	Division (6)

$ 2,615,331	$ 408,099	$ 238,712	$ 2,844,299	$ 3,424,874	$ 1,329

2,346,507	944,892	1,742,143	1,424,003	1,719,023	61,192
332,050	56,354	142,636	175,549	130,900	8,966

(63,226)	(593,147)	(1,646,067)	1,244,747	1,574,951	(68,829)

(8,382,339)	(1,777,113)	(2,635,400)	(37,095)	(7,880,719)	(272,256)
81,335,911	–	–	2,955,013	20,229,744	234,709

72,953,572	(1,777,113)	(2,635,400)	2,917,918	12,349,025	(37,547)

(156,185,338)	(40,078,823)	(64,763,074)	(58,021,735)	(75,472,610)	(2,184,956)

$ (83,294,992)	$ (42,449,083)	$ (69,044,541)	$ (53,859,070)	$ (61,548,634)	$ (2,291,332)

29

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

		LifeTime
	LargeCap	Strategic
	Value III	Income
	Division (1)	Division

Investment income (loss)
Income:
Dividends	$ 3,572,545	$ 810,003

Expenses:
Mortality and expense risks	1,909,692	254,341
Separate account rider charges	254,821	17,952

Net investment income (loss)	1,408,032	537,710

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,374,348)	(830,752)
Capital gains distributions	6,885,703	646,990

Total realized gains (losses) on investments	3,511,355	(183,762)

Change in net unrealized appreciation or depreciation of
investments	(85,454,359)	(6,107,588)

Net increase (decrease) in net assets resulting from operations	$ (80,534,972)	$ (5,753,640)

(1)	Represented the operations of LargeCap Value Division until May 19, 2008 name change.
(2)	Represented the operations of MidCap Division until May 19, 2008 name change.

See accompanying notes.

30

LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	MidCap
2010	2020	2030	2040	2050	Blend
Division	Division	Division	Division	Division	Division (2)

$ 1,754,703	$ 6,793,880	$ 882,089	$ 381,171	$ 214,794	$ 1,940,435

500,145	1,946,609	259,056	120,070	66,025	3,792,429
36,515	232,338	29,124	13,666	9,047	352,225

1,218,043	4,614,933	593,909	247,435	139,722	(2,204,219)

(1,834,526)	(4,750,694)	(828,281)	(375,263)	(275,179)	(1,735,289)
2,839,538	13,248,536	1,886,464	857,319	507,043	35,728,565

1,005,012	8,497,842	1,058,183	482,056	231,864	33,993,276

(16,944,125)	(78,452,695)	(11,164,961)	(5,355,646)	(2,949,512)	(151,699,449)

$ (14,721,070)	$ (65,339,920)	$ (9,512,869)	$ (4,626,155)	$ (2,577,926)	$ (119,910,392)

31

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

	MidCap	MidCap
	Growth I	Value II
	Division (1)	Division (2)

Investment income (loss)
Income:
Dividends	$ 38,679	$ 868,695

Expenses:
Mortality and expense risks	569,768	1,198,362
Separate account rider charges	80,154	165,408

Net investment income (loss)	(611,243)	(495,075)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,300,515)	(4,487,211)
Capital gains distributions	6,643,640	8,334,932

Total realized gains (losses) on investments	5,343,125	3,847,721

Change in net unrealized appreciation or depreciation of
investments	(27,761,953)	(56,328,898)

Net increase (decrease) in net assets resulting from operations	$ (23,030,071)	$ (52,976,252)

(1)	Represented the operations of MidCap Growth Division until May 19, 2008 name change.
(2)	Represented the operations of MidCap Value Division until May 19, 2008 name change.
(3)	Commenced operations November 24, 2008.
(4)	Represented the operations of Neuberger Berman AMT Fasciano S Class Division until November 24, 2008 name change.

See accompanying notes.

32

				Neuberger
		Neuberger	Neuberger	Berman AMT
		Berman AMT	Berman AMT	Socially
Money	Mortgage	Partners	Small Cap Growth	Responsive	Real Estate
Market	Securities	I Class	S Class	I Class	Securities
Division	Division (3)	Divison	Divison (4)	Divison	Division

$ 4,544,437	$ –	$ 31,473	$ –	$99,350	$ 2,309,627

2,208,192	168	72,913	34,960	53,408	1,213,844
272,222	656	8,678	6,403	4,713	188,597

2,064,023	(824)	(50,118)	(41,363)	41,229	907,186

–	9	(292,324)	(98,214)	(50,160)	(3,895,274)
–	–	993,095	97,751	339,688	33,646,444

–	9	700,771	(463)	289,528	29,751,170

–	(731)	(4,538,126)	(1,283,991)	(2,407,338)	(65,216,125)

$ 2,064,023	$ (1,546)	$ (3,887,473)	$ (1,325,817)	$(2,076,581)	$ (34,557,769)

33

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2008

		SAM
	SAM	Conservative
	Balanced	Balanced
	Portfolio	Portfolio
	Division	Division

Investment income (loss)
Income:
Dividends	$ 5,216,496	$ 1,134,864

Expenses:
Mortality and expense risks	1,706,759	419,697
Separate account rider charges	155,069	44,877

Net investment income (loss)	3,354,668	670,290

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,660,310)	(1,228,196)
Capital gains distributions	16,207,161	2,028,510

Total realized gains (losses) on investments	14,546,851	800,314

Change in net unrealized appreciation or depreciation of
investments	(67,929,605)	(10,578,080)

Net increase (decrease) in net assets resulting from operations	$ (50,028,086)	$ (9,107,476)

(1)	Commenced operations November 24, 2008.
(2)	Represented the operations of SmallCap Division until May 19, 2008 name change.

See accompanying notes.

34

SAM	SAM	SAM
Conservative	Flexible	Strategic
Growth	Income	Growth	Short Term	Short-Term	SmallCap
Portfolio	Portfolio	Portfolio	Bond	Income	Blend
Division	Division	Division	Division	Division (1)	Division (2)

$ 727,387	$ 1,734,338	$ 528,578	$ 6,867,105	$ –	$ 217,563

225,989	407,004	173,827	1,777,722	172	598,057
39,036	49,621	23,265	213,637	8,744	70,329

462,362	1,277,713	331,486	4,875,746	(8,916)	(450,823)

(782,897)	(782,941)	(1,000,841)	(3,548,152)	7	(1,539,998)
1,933,853	2,309,739	2,298,996	–	–	5,931,588

1,150,956	1,526,798	1,298,155	(3,548,152)	7	4,391,590

(9,970,888)	(8,573,985)	(8,719,757)	(20,527,201)	(157)	(25,781,767)

$ (8,357,570)	$ (5,769,474)	$ (7,090,116)	$ (19,199,607)	$ (9,066)	$ (21,841,000)

35

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2008

	SmallCap	SmallCap
	Growth II	Value I
	Division (1)	Division (2)

Investment income (loss)
Income:
Dividends	$ –	$ 984,734

Expenses:
Mortality and expense risks	452,398	1,263,357
Separate account rider charges	47,729	162,944

Net investment income (loss)	(500,127)	(441,567)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,752,055)	(4,367,422)
Capital gains distributions	–	11,883,307

Total realized gains (losses) on investments	(2,752,055)	7,515,885

Change in net unrealized appreciation or depreciation of
investments	(15,384,937)	(44,840,466)

Net increase (decrease) in net assets resulting from operations	$ (18,637,119)	$ (37,766,148)

(1)	Represented the operations of SmallCap Growth Division until May 19, 2008 name change.
(2)	Represented the operations of SmallCap Value Division until May 19, 2008 name change.

See accompanying notes.

36

T. Rowe Price	T. Rowe Price	Templeton
Blue Chip	Health	Growth Securities	West Coast
Growth II	Sciences II	Class 2	Equity
Division	Division	Division	Division

$ 1,872	$ –	$ 33,781	$ 22,032

21,433	49,165	16,229	24,385
3,423	5,633	–	3,747

(22,984)	(54,798)	17,552	(6,100)

(79,654)	(48,870)	(56,639)	(104,741)
–	46,234	133,119	201,253

(79,654)	(2,636)	76,480	96,512

(852,802)	(1,302,312)	(1,102,357)	(936,758)

$ (955,440)	$ (1,359,746)	$ (1,008,325)	$ (846,346)

37

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted

	AIM V.I.
	Basic Value
	Series I
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (4,864)	$ (14,688)
Total realized gains (losses) on investments	163,671	115,703
Change in net unrealized appreciation or depreciation of investments	(944,942)	(99,322)

Net increase (decrease) in net assets resulting from operations	(786,135)	1,693

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	588,611	1,291,953
Administration charges	(23)	(4)
Contingent sales charges	(1,785)	(2,450)
Contract terminations	(40,442)	(67,829)
Death benefit payments	–	–
Flexible withdrawal option payments	(13,011)	(5,282)
Transfer payments to other contracts	(383,996)	(812,080)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	149,354	404,308

Total increase (decrease)	(636,781)	406,001

Net assets at beginning of period	1,478,801	1,072,800

Net assets at end of period	$ 842,020	$ 1,478,801

See accompanying notes.

38 0707-0846563

AIM V.I.
Capital	AIM V.I.	AIM V.I.
Appreciation	Core Equity	Dynamics
Series I	Series I	Series I
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ (133,704)	$ (202,656)	$ 243,044	$ (209,020)	$ (47,122)	$ (59,974)
(308,915)	226,433	(82,697)	1,172,864	(42,749)	279,603
(4,885,610)	1,505,901	(15,384,815)	3,021,327	(1,836,688)	87,946

(5,328,229)	1,529,678	(15,224,468)	3,985,171	(1,926,559)	307,575

895,684	816,837	1,978,598	2,938,682	487,791	2,730,901
(2,580)	(4,239)	(16,899)	(18,949)	(356)	(762)
(21,677)	(19,996)	(77,402)	(69,263)	(2,972)	(3,924)
(1,512,703)	(1,830,974)	(5,401,288)	(6,342,151)	(207,421)	(359,277)
(12,399)	(124,976)	(187,574)	(265,184)	(14,831)	(6,566)
(186,382)	(215,382)	(807,458)	(919,479)	(47,216)	(50,755)
(1,816,790)	(1,606,543)	(6,509,763)	(4,805,844)	(904,286)	(1,269,505)
–	–	–	–	–	–

(2,656,847)	(2,985,273)	(11,021,786)	(9,482,188)	(689,291)	1,040,112

(7,985,076)	(1,455,595)	(26,246,254)	(5,497,017)	(2,615,850)	1,347,687

14,126,223	15,581,818	56,330,843	61,827,860	4,415,668	3,067,981

$ 6,141,147	$ 14,126,223	$ 30,084,589	$ 56,330,843	$ 1,799,818	$ 4,415,668

39

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	AIM V.I.
	Global
	Health Care
	Series I
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (172,799)	$ (209,627)
Total realized gains (losses) on investments	2,500,029	536,422
Change in net unrealized appreciation or depreciation of investments	(6,274,461)	1,023,437

Net increase (decrease) in net assets resulting from operations	(3,947,231)	1,350,232

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,592,273	1,465,691
Administration charges	(3,370)	(4,020)
Contingent sales charges	(15,050)	(9,952)
Contract terminations	(1,050,260)	(911,294)
Death benefit payments	(54,479)	(14,796)
Flexible withdrawal option payments	(142,431)	(140,658)
Transfer payments to other contracts	(1,930,945)	(1,635,349)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(1,604,262)	(1,250,378)

Total increase (decrease)	(5,551,493)	99,854

Net assets at beginning of period	13,956,875	13,857,021

Net assets at end of period	$ 8,405,382	$ 13,956,875

(1) Commenced operations May 19, 2008.

See accompanying notes.

40

AIM V.I.	AIM V.I.
International	Small Cap	AIM V.I.
Growth	Equity	Technology
Series I	Series I	Series I
Division (1)	Division	Division

2008	2008	2007	2008	2007

$ 208	$ (76,412)	$ (64,482)	$ (67,406)	$ (94,547)
(10,529)	(196,727)	183,394	(112,801)	236,183
(12,352)	(1,675,944)	(156,803)	(2,460,977)	224,475

(22,673)	(1,949,083)	(37,891)	(2,641,184)	366,111

171,992	1,428,513	6,314,875	966,164	1,524,700
(32)	(1,268)	(868)	(557)	(881)
–	(6,429)	(3,581)	(5,500)	(3,393)
–	(394,723)	(270,790)	(383,777)	(310,724)
–	(10,969)	(8,279)	(9,335)	–
(346)	(48,037)	(20,725)	(76,069)	(90,068)
(37,306)	(994,880)	(698,436)	(1,612,440)	(1,073,021)
–	–	–	–	–

134,308	(27,793)	5,312,196	(1,121,514)	46,613

111,635	(1,976,876)	5,274,305	(3,762,698)	412,724

–	6,049,130	774,825	6,560,657	6,147,933

$ 111,635	$ 4,072,254	$ 6,049,130	$ 2,797,959	$ 6,560,657

41

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Alliance
	Bernstein VP
	Series Small
	Cap Growth
	Class A
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (24,012)	$ (18,567)
Total realized gains (losses) on investments	(41,887)	22,733
Change in net unrealized appreciation or depreciation of investments	(925,472)	121,216

Net increase (decrease) in net assets resulting from operations	(991,371)	125,382

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	741,297	937,217
Administration charges	(709)	(67)
Contingent sales charges	(1,543)	(1,828)
Contract terminations	(34,961)	(50,604)
Death benefit payments	(4,731)	–
Flexible withdrawal option payments	(8,386)	(7,306)
Transfer payments to other contracts	(325,926)	(153,826)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	365,041	723,586

Total increase (decrease)	(626,330)	848,968

Net assets at beginning of period	1,843,004	994,036

Net assets at end of period	$ 1,216,674	$ 1,843,004

See accompanying notes.

42

American
Century VP	American	American
Income &	Century VP I	Century VP I
Growth	Ultra	Vista
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ 191,407	$ 191,227	$ (105,873)	$ (134,442)	$ (39,717)	$ (23,419)
3,045,657	1,336,790	946,480	304,911	54,071	44,568
(14,275,056)	(1,954,567)	(4,576,606)	1,426,049	(1,743,999)	429,027

(11,037,992)	(426,550)	(3,735,999)	1,596,518	(1,729,645)	450,176

1,673,098	2,726,990	1,273,012	1,100,781	1,272,811	2,235,369
(3,038)	(5,182)	(1,533)	(1,927)	(323)	(68)
(24,798)	(24,549)	(7,917)	(6,626)	(3,034)	(4,919)
(2,269,439)	(2,751,384)	(552,465)	(606,678)	(68,715)	(136,191)
(79,065)	(180,180)	(8,408)	(64,742)	(1,397)	–
(431,511)	(518,812)	(114,924)	(105,664)	(14,870)	(6,364)
(4,098,638)	(3,013,936)	(2,112,475)	(1,703,616)	(558,995)	(235,968)
–	–	–	–	–	–

(5,233,391)	(3,767,053)	(1,524,710)	(1,388,472)	625,477	1,851,859

(16,271,383)	(4,193,603)	(5,260,709)	208,046	(1,104,168)	2,302,035

34,147,297	38,340,900	9,654,184	9,446,138	2,995,921	693,886

$ 17,875,914	$ 34,147,297	$ 4,393,475	$ 9,654,184	$ 1,891,753	$ 2,995,921

43

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	American
	Century VP II
	Inflation
	Protection
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 2,663,977	$ 1,952,792
Total realized gains (losses) on investments	(38,340)	127,965
Change in net unrealized appreciation or depreciation of investments	(4,973,159)	3,279,333

Net increase (decrease) in net assets resulting from operations	(2,347,522)	5,360,090

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	31,436,649	36,032,785
Administration charges	(440,824)	(363,624)
Contingent sales charges	(94,742)	(51,368)
Contract terminations	(2,146,023)	(1,422,130)
Death benefit payments	(218,658)	(326,003)
Flexible withdrawal option payments	(1,162,278)	(773,981)
Transfer payments to other contracts	(34,403,685)	(10,055,940)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(7,029,561)	23,039,739

Total increase (decrease)	(9,377,083)	28,399,829

Net assets at beginning of period	77,061,194	48,661,365

Net assets at end of period	$ 67,684,111	$ 77,061,194

See accompanying notes.

44

American	American
Century VP II	Century VP II	Asset
Ultra	Value	Allocation
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ (796,049)	$ (756,193)	$ 322,152	$ (6,712)	$ 1,115,665	$ 19,168
7,161,269	1,043,567	2,059,896	4,428,534	5,545,976	6,193,393
(36,896,658)	9,418,363	(13,783,171)	(7,540,424)	(26,722,216)	2,070,338

(30,531,438)	9,705,737	(11,401,123)	(3,118,602)	(20,060,575)	8,282,899

29,056,644	24,849,593	3,386,467	6,145,896	8,945,708	11,905,867
(382,862)	(337,790)	(8,333)	(11,352)	(65,967)	(55,393)
(73,852)	(41,883)	(36,041)	(32,190)	(120,045)	(104,478)
(1,672,856)	(1,159,525)	(2,515,067)	(2,947,527)	(7,695,514)	(9,197,293)
(99,348)	(296,989)	(99,144)	(226,134)	(555,322)	(459,264)
(847,116)	(612,502)	(399,073)	(473,536)	(1,733,913)	(1,755,399)
(9,146,358)	(10,960,316)	(7,351,537)	(5,517,684)	(13,257,863)	(7,781,206)
–	–	–	–	–	–

16,834,252	11,440,588	(7,022,728)	(3,062,527)	(14,482,916)	(7,447,166)

(13,697,186)	21,146,325	(18,423,851)	(6,181,129)	(34,543,491)	835,733

62,388,907	41,242,582	44,383,934	50,565,063	85,056,981	84,221,248

$ 48,691,721	$ 62,388,907	$ 25,960,083	$ 44,383,934	$ 50,513,490	$ 85,056,981

45

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Balanced
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 1,515,229	$ 1,158,888
Total realized gains (losses) on investments	1,778,761	1,688,290
Change in net unrealized appreciation or depreciation of investments	(27,010,040)	780,339

Net increase (decrease) in net assets resulting from operations	(23,716,050)	3,627,517

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,240,476	8,509,576
Administration charges	(28,703)	(32,194)
Contingent sales charges	(118,717)	(98,008)
Contract terminations	(9,741,919)	(9,835,167)
Death benefit payments	(789,860)	(1,092,383)
Flexible withdrawal option payments	(1,549,753)	(1,870,753)
Transfer payments to other contracts	(8,277,684)	(5,572,117)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(17,266,160)	(9,991,046)

Total increase (decrease)	(40,982,210)	(6,363,529)

Net assets at beginning of period	85,956,808	92,320,337

Net assets at end of period	$ 44,974,598	$ 85,956,808

(1) Represented the operations of Bond Division until May 19, 2008 name change.

See accompanying notes.

46

Bond &		Dreyfus IP
Mortgage	Diversified	Technology Growth
Securities	International	Service Shares
Division (1)	Division	Division

2008	2007	2008	2007	2008	2007

$ 14,844,677	$ 9,828,710	$ 1,031,949	$ (1,355,914)	$ (14,558)	$ (9,857)
(10,378,357)	325,412	56,494,954	41,083,197	(69,725)	5,389
(65,321,558)	(3,419,562)	(200,607,999)	2,160,512	(450,798)	81,730

(60,855,238)	6,734,560	(143,081,096)	41,887,795	(535,081)	77,262

56,435,336	94,180,424	40,686,774	61,350,625	558,140	596,194
(607,377)	(520,854)	(138,567)	(152,360)	(102)	(38)
(438,051)	(280,068)	(322,721)	(281,431)	(1,924)	(511)
(26,067,288)	(22,228,581)	(22,311,832)	(26,602,667)	(43,580)	(14,157)
(1,927,338)	(1,326,465)	(1,046,118)	(910,903)	–	–
(6,537,538)	(6,506,053)	(2,867,820)	(2,852,527)	(8,187)	–
(80,071,614)	(31,160,779)	(45,077,767)	(37,471,969)	(277,832)	(92,383)
–	–	–	–	–	–

(59,213,870)	32,157,624	(31,078,051)	(6,921,232)	226,515	489,105

(120,069,108)	38,892,184	(174,159,147)	34,966,563	(308,566)	566,367

358,685,586	319,793,402	325,697,871	290,731,308	1,018,089	451,722

$ 238,616,478	$ 358,685,586	$ 151,538,724	$ 325,697,871	$ 709,523	$ 1,018,089

47

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Equity
	Income
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 2,079,028	$ (805,782)
Total realized gains (losses) on investments	4,923,465	8,313,178
Change in net unrealized appreciation or depreciation of investments	(82,471,273)	(1,424,166)

Net increase (decrease) in net assets resulting from operations	(75,468,780)	6,083,230

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	61,022,256	234,633,226
Administration charges	(883,089)	(648,089)
Contingent sales charges	(258,290)	(162,291)
Contract terminations	(8,930,508)	(8,659,683)
Death benefit payments	(522,676)	(850,396)
Flexible withdrawal option payments	(3,043,025)	(2,550,132)
Transfer payments to other contracts	(38,443,998)	(18,369,149)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	8,940,670	203,393,486

Total increase (decrease)	(66,528,110)	209,476,716

Net assets at beginning of period	209,476,716	–

Net assets at end of period	$ 142,948,606	$ 209,476,716

(1)	Commenced operations January 5, 2007. Represented the operations of Equity Income I Division until May 19, 2008 name change.

See accompanying notes.

48

Fidelity VIP	Fidelity VIP	Fidelity VIP
Equity-Income	Growth	Growth
Service	Service	Service
Class 2	Class	Class 2
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ 414,328	$ 139,095	$ (204,157)	$ (271,771)	$ (65,366)	$ (78,070)
(3,327,054)	7,791,991	(1,097,052)	(435,485)	(99,848)	101,890
(29,685,097)	(8,223,571)	(15,328,472)	8,565,958	(4,515,123)	1,394,319

(32,597,823)	(292,485)	(16,629,681)	7,858,702	(4,680,337)	1,418,139

8,354,230	16,740,652	3,646,198	5,460,859	2,652,240	4,586,608
(11,959)	(18,666)	(9,946)	(10,911)	(1,027)	(913)
(84,742)	(59,372)	(42,105)	(40,870)	(10,142)	(8,319)
(4,715,453)	(4,913,793)	(2,938,177)	(3,742,336)	(229,740)	(230,298)
(138,892)	(495,845)	(225,190)	(207,561)	(16,770)	(1,392)
(721,551)	(774,247)	(316,741)	(339,888)	(18,895)	(16,920)
(11,676,408)	(7,383,477)	(5,142,748)	(4,468,309)	(1,523,972)	(1,040,964)
–	–	–	–	–	–

(8,994,775)	3,095,252	(5,028,709)	(3,349,016)	851,694	3,287,802

(41,592,598)	2,802,767	(21,658,390)	4,509,686	(3,828,643)	4,705,941

79,977,091	77,174,324	38,298,842	33,789,156	9,070,602	4,364,661

$ 38,384,493	$ 79,977,091	$ 16,640,452	$ 38,298,842	$ 5,241,959	$ 9,070,602

49

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP
	Overseas
	Service
	Class 2
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 616,094	$ 686,846
Total realized gains (losses) on investments	4,276,664	2,980,497
Change in net unrealized appreciation or depreciation of investments	(31,632,732)	2,377,483

Net increase (decrease) in net assets resulting from operations	(26,739,974)	6,044,826

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	20,490,181	21,422,953
Administration charges	(197,710)	(178,233)
Contingent sales charges	(63,906)	(38,934)
Contract terminations	(1,447,555)	(1,077,892)
Death benefit payments	(87,893)	(180,041)
Flexible withdrawal option payments	(583,536)	(432,217)
Transfer payments to other contracts	(7,347,509)	(7,202,311)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	10,762,072	12,313,325

Total increase (decrease)	(15,977,902)	18,358,151

Net assets at beginning of period	53,358,319	35,000,168

Net assets at end of period	$ 37,380,417	$ 53,358,319

See accompanying notes.

50

Fidelity VIP II	Fidelity VIP II	Fidelity VIP III
Contrafund	Contrafund	Mid Cap
Service	Service	Service
Class	Class 2	Class 2
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ (539,369)	$ (696,211)	$ (200,456)	$ (146,480)	$ (80,056)	$ (53,615)
(1,422,146)	34,147,279	(1,455,069)	10,198,598	730,879	453,329
(47,719,745)	(15,403,916)	(19,365,539)	(5,496,196)	(4,048,458)	278,037

(49,681,260)	18,047,152	(21,021,064)	4,555,922	(3,397,635)	677,751

12,121,187	17,185,239	18,471,732	22,360,186	2,836,284	3,330,933
(28,969)	(31,865)	(105,448)	(82,962)	(871)	(826)
(136,894)	(127,082)	(55,997)	(21,436)	(11,622)	(3,402)
(9,552,807)	(11,636,456)	(1,268,410)	(593,464)	(263,243)	(94,198)
(203,363)	(414,578)	(188,212)	(79,001)	(1,143)	–
(1,407,643)	(1,542,951)	(542,500)	(319,302)	(79,142)	(48,555)
(19,783,201)	(13,615,013)	(9,303,596)	(6,350,099)	(1,461,252)	(715,346)
–	–	–	–	–	–

(18,991,690)	(10,182,706)	7,007,569	14,913,922	1,019,011	2,468,606

(68,672,950)	7,864,446	(14,013,495)	19,469,844	(2,378,624)	3,146,357

126,342,173	118,477,727	42,750,873	23,281,029	7,539,411	4,393,054

$ 57,669,223	$ 126,342,173	$ 28,737,378	$ 42,750,873	$ 5,160,787	$ 7,539,411

51

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Goldman Sachs
	Structured
	Small Cap
	Equity Service
	Class I
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (30,492)	$ (47,127)
Total realized gains (losses) on investments	(266,681)	468,331
Change in net unrealized appreciation or depreciation of investments	(1,452,822)	(1,329,970)

Net increase (decrease) in net assets resulting from operations	(1,749,995)	(908,766)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,184,594	2,218,893
Administration charges	(162)	(397)
Contingent sales charges	(6,936)	(5,263)
Contract terminations	(157,120)	(145,717)
Death benefit payments	(5,869)	(4,380)
Flexible withdrawal option payments	(40,487)	(36,296)
Transfer payments to other contracts	(540,408)	(492,775)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	433,612	1,534,065

Total increase (decrease)	(1,316,383)	625,299

Net assets at beginning of period	4,625,931	4,000,632

Net assets at end of period	$ 3,309,548	$ 4,625,931

See accompanying notes.

52

Goldman Sachs	Government
VIT Mid Cap	& High	International
Value Service	Quality	Emerging
Class I	Bond	Markets
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ (64,148)	$ (84,880)	$ 9,531,707	$ 8,931,036	$ (372,495)	$ (672,041)
(940,819)	2,952,270	(2,283,708)	(45,887)	37,277,375	15,685,719
(7,016,663)	(2,895,642)	(15,720,378)	556,134	(121,845,736)	29,138,150

(8,021,630)	(28,252)	(8,472,379)	9,441,283	(84,940,856)	44,151,828

4,577,107	9,557,030	79,089,815	52,595,854	31,734,390	57,313,240
(1,847)	(1,534)	(229,848)	(197,217)	(36,086)	(36,986)
(36,967)	(18,887)	(427,591)	(251,766)	(158,999)	(105,679)
(837,345)	(522,888)	(28,347,401)	(22,921,947)	(8,406,299)	(8,572,600)
(105,265)	(52,409)	(1,750,298)	(1,915,110)	(335,750)	(234,366)
(164,601)	(108,775)	(7,129,878)	(7,200,822)	(971,879)	(905,130)
(2,663,267)	(1,252,474)	(72,927,998)	(28,756,321)	(38,127,192)	(32,280,061)
–	–	–	–	–	–

767,815	7,600,063	(31,723,199)	(8,647,329)	(16,301,815)	15,178,418

(7,253,815)	7,571,811	(40,195,578)	793,954	(101,242,671)	59,330,246

20,193,137	12,621,326	277,392,256	276,598,302	163,677,397	104,347,151

$ 12,939,322	$ 20,193,137	$ 237,196,678	$ 277,392,256	$ 62,434,726	$ 163,677,397

53

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	International
	SmallCap
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 615,925	$ 96,258
Total realized gains (losses) on investments	15,902,116	29,626,721
Change in net unrealized appreciation or depreciation of investments	(78,701,482)	(19,945,496)

Net increase (decrease) in net assets resulting from operations	(62,183,441)	9,777,483

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	14,016,317	32,557,186
Administration charges	(29,611)	(44,542)
Contingent sales charges	(138,546)	(134,328)
Contract terminations	(8,145,534)	(11,316,043)
Death benefit payments	(408,857)	(412,907)
Flexible withdrawal option payments	(964,948)	(1,006,898)
Transfer payments to other contracts	(21,093,388)	(23,377,974)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(16,764,567)	(3,735,506)

Total increase (decrease)	(78,948,008)	6,041,977

Net assets at beginning of period	133,592,554	127,550,577

Net assets at end of period	$ 54,644,546	$ 133,592,554

(1)	Represented the operations of LargeCap Blend Division until May 19, 2008 name change.
(2)	Represented the operations of Growth Division until May 19, 2008 name change.

See accompanying notes.

54

Janus Aspen
Mid Cap
Growth	LargeCap	LargeCap
Service Shares	Blend II	Growth
Division	Division (1)	Division (2)

2008	2007	2008	2007	2008	2007

$ (238,773)	$ (295,034)	$ (63,226)	$ (1,620,667)	$ (593,147)	$ (1,077,668)
1,771,009	1,252,560	72,953,572	9,827,640	(1,777,113)	482,673
(10,470,032)	2,816,020	(156,185,338)	(1,358,796)	(40,078,823)	20,008,519

(8,937,796)	3,773,546	(83,294,992)	6,848,177	(42,449,083)	19,413,524

2,308,745	4,840,315	41,924,239	58,960,470	12,349,924	10,396,440
(7,100)	(7,819)	(468,016)	(413,189)	(27,239)	(27,906)
(25,647)	(18,485)	(235,408)	(154,992)	(141,832)	(117,010)
(1,789,711)	(1,692,621)	(9,869,226)	(9,417,847)	(11,686,832)	(11,836,434)
(41,151)	(144,826)	(554,073)	(815,704)	(487,543)	(583,681)
(193,769)	(165,218)	(2,557,424)	(2,314,962)	(1,389,229)	(1,440,656)
(3,849,010)	(3,388,444)	(32,366,363)	(18,754,301)	(10,596,351)	(7,689,073)
–	–	–	–	–	–

(3,597,643)	(577,098)	(4,126,271)	27,089,475	(11,979,102)	(11,298,320)

(12,535,439)	3,196,448	(87,421,263)	33,937,652	(54,428,185)	8,115,204

22,519,035	19,322,587	226,044,097	192,106,445	104,200,513	96,085,309

$ 9,983,596	$ 22,519,035	$ 138,622,834	$ 226,044,097	$ 49,772,328	$ 104,200,513

55

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	LargeCap
	Growth I
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (1,646,067)	$ (1,553,762)
Total realized gains (losses) on investments	(2,635,400)	2,923,216
Change in net unrealized appreciation or depreciation of investments	(64,763,074)	11,443,127

Net increase (decrease) in net assets resulting from operations	(69,044,541)	12,812,581

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	9,779,265	31,951,753
Administration charges	(46,551)	(58,316)
Contingent sales charges	(236,325)	(234,532)
Contract terminations	(16,127,674)	(21,245,633)
Death benefit payments	(781,435)	(799,204)
Flexible withdrawal option payments	(2,019,662)	(2,106,430)
Transfer payments to other contracts	(16,630,080)	(15,053,442)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(26,062,462)	(7,545,804)

Total increase (decrease)	(95,107,003)	5,266,777

Net assets at beginning of period	185,016,694	179,749,917

Net assets at end of period	$ 89,909,691	$ 185,016,694

(1)	Represented the operations of Equity Growth Division until May 19, 2008 name change.
(2)	Represented the operations of LargeCap Stock Index Division until May 19, 2008 name change.
(3)	Represented the operations of Capital Value Division until May 19, 2008 name change.
(4)	Represented the operations of Equity Value Division until May 19, 2008 name change.

See accompanying notes.

56

LargeCap	LargeCap	LargeCap
S&P 500 Index	Value	Value II
Division (2)	Division (3)	Division (4)

2008	2007	2008	2007	2008	2007

$ 1,244,747	$ 55,989	$ 1,574,951	$ 721,531	$ (68,829)	$ 37,773
2,917,918	4,337,636	12,349,025	16,525,636	(37,547)	495,190
(58,021,735)	1,288,344	(75,472,610)	(19,654,871)	(2,184,956)	(699,988)

(53,859,070)	5,681,969	(61,548,634)	(2,407,704)	(2,291,332)	(167,025)

19,935,434	28,947,541	12,575,035	23,308,698	1,949,669	2,484,414
(65,769)	(60,366)	(88,427)	(109,840)	(23,770)	(20,354)
(161,617)	(137,148)	(229,260)	(196,128)	(7,573)	(4,529)
(11,991,244)	(13,174,505)	(20,571,144)	(20,797,498)	(171,533)	(125,396)
(483,690)	(542,567)	(994,192)	(872,908)	(38,983)	–
(1,867,387)	(1,888,599)	(2,493,490)	(2,956,918)	(63,037)	(41,430)
(23,436,342)	(17,398,878)	(23,120,543)	(15,803,050)	(854,092)	(530,517)
–	–	(24,168)	(31,978)	–	–

(18,070,615)	(4,254,522)	(34,946,189)	(17,459,622)	790,681	1,762,188

(71,929,685)	1,427,447	(96,494,823)	(19,867,326)	(1,500,651)	1,595,163

154,077,481	152,650,034	193,783,059	213,650,385	5,522,570	3,927,407

$ 82,147,796	$ 154,077,481	$ 97,288,236	$ 193,783,059	$ 4,021,919	$ 5,522,570

57

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	LargeCap
	Value III
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 1,408,032	$ (295,001)
Total realized gains (losses) on investments	3,511,355	9,861,437
Change in net unrealized appreciation or depreciation of investments	(85,454,359)	(19,916,705)

Net increase (decrease) in net assets resulting from operations	(80,534,972)	(10,350,269)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	41,916,328	60,637,909
Administration charges	(399,607)	(358,127)
Contingent sales charges	(187,556)	(138,777)
Contract terminations	(7,805,174)	(8,662,098)
Death benefit payments	(500,918)	(658,835)
Flexible withdrawal option payments	(2,144,166)	(2,026,258)
Transfer payments to other contracts	(28,036,940)	(21,432,258)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	2,841,967	27,361,556

Total increase (decrease)	(77,693,005)	17,011,287

Net assets at beginning of period	190,693,956	173,682,669

Net assets at end of period	$ 113,000,951	$ 190,693,956

(1) Represented the operations of LargeCap Value Division until May 19, 2008 name change.

See accompanying notes.

58

LifeTime
Strategic	LifeTime	LifeTime
Income	2010	2020
Division	Division	Division

2008	2007	2008	2007	2008	2007

$ 537,710	$ (4,421)	$ 1,218,043	$ (66,787)	$ 4,614,933	$ (1,232,783)
(183,762)	250,887	1,005,012	718,307	8,497,842	1,159,469
(6,107,588)	(222,644)	(16,944,125)	(131,502)	(78,452,695)	3,221,698

(5,753,640)	23,822	(14,721,070)	520,018	(65,339,920)	3,148,384

7,623,247	10,389,388	12,129,287	22,656,550	41,444,400	83,412,984
(58,670)	(49,530)	(179,795)	(169,772)	(903,503)	(746,192)
(29,695)	(19,247)	(95,191)	(28,469)	(168,733)	(84,448)
(813,091)	(559,155)	(2,458,641)	(839,247)	(4,360,563)	(2,402,527)
(114,089)	(122,313)	(282,462)	(148,243)	(822,838)	(5,144)
(635,407)	(443,109)	(697,099)	(449,937)	(1,761,631)	(1,349,579)
(4,555,812)	(928,569)	(6,838,217)	(4,418,408)	(21,843,432)	(4,626,403)
–	–	–	–	–	–

1,416,483	8,267,465	1,577,882	16,602,474	11,583,700	74,198,691

(4,337,157)	8,291,287	(13,143,188)	17,122,492	(53,756,220)	77,347,075

20,782,672	12,491,385	43,288,558	26,166,066	173,291,730	95,944,655

$ 16,445,515	$ 20,782,672	$ 30,145,370	$ 43,288,558	$ 119,535,510	$ 173,291,730

59

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	LifeTime
	2030
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 593,909	$ (187,482)
Total realized gains (losses) on investments	1,058,183	240,370
Change in net unrealized appreciation or depreciation of investments	(11,164,961)	572,827

Net increase (decrease) in net assets resulting from operations	(9,512,869)	625,715

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	10,001,609	13,956,921
Administration charges	(13,575)	(5,180)
Contingent sales charges	(47,233)	(38,877)
Contract terminations	(1,320,744)	(1,083,510)
Death benefit payments	(506,580)	–
Flexible withdrawal option payments	(121,952)	(84,241)
Transfer payments to other contracts	(3,825,710)	(1,010,190)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	4,165,815	11,734,923

Total increase (decrease)	(5,347,054)	12,360,638

Net assets at beginning of period	24,342,225	11,981,587

Net assets at end of period	$ 18,995,171	$ 24,342,225

(1) Represented the operations of MidCap Division until May 19, 2008 name change.

See accompanying notes.

60

LifeTime	LifeTime	MidCap
2040	2050	Blend
Division	Division	Division (1)

2008	2007	2008	2007	2008	2007

$ 247,435	$ (84,388)	$ 139,722	$ (61,152)	$ (2,204,219)	$ (2,818,271)
482,056	87,956	231,864	96,479	33,993,276	44,568,045
(5,355,646)	235,751	(2,949,512)	170,452	(151,699,449)	(12,610,018)

(4,626,155)	239,319	(2,577,926)	205,779	(119,910,392)	29,139,756

2,507,872	6,480,111	1,532,331	3,148,114	39,754,579	56,364,878
(5,052)	(2,616)	(3,264)	(1,602)	(362,939)	(330,735)
(21,493)	(9,456)	(12,484)	(2,589)	(472,723)	(375,397)
(581,892)	(262,408)	(283,055)	(71,683)	(30,601,185)	(34,013,940)
(1,324)	–	–	–	(1,660,461)	(1,605,003)
(46,780)	(30,474)	(16,744)	(13,127)	(4,461,809)	(4,535,732)
(1,210,091)	(499,141)	(742,245)	(790,257)	(50,717,607)	(31,640,876)
–	–	–	–	–	–

641,240	5,676,016	474,539	2,268,856	(48,522,145)	(16,136,805)

(3,984,915)	5,915,335	(2,103,387)	2,474,635	(168,432,537)	13,002,951

11,106,688	5,191,353	5,959,809	3,485,174	380,163,964	367,161,013

$ 7,121,773	$ 11,106,688	$ 3,856,422	$ 5,959,809	$ 211,731,427	$ 380,163,964

61

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	MidCap
	Growth I
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (611,243)	$ (784,591)
Total realized gains (losses) on investments	5,343,125	9,560,836
Change in net unrealized appreciation or depreciation of investments	(27,761,953)	(3,576,354)

Net increase (decrease) in net assets resulting from operations	(23,030,071)	5,199,891

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	5,413,498	9,889,151
Administration charges	(9,569)	(13,240)
Contingent sales charges	(63,925)	(54,986)
Contract terminations	(4,008,344)	(4,815,316)
Death benefit payments	(111,438)	(416,857)
Flexible withdrawal option payments	(550,898)	(570,512)
Transfer payments to other contracts	(8,527,427)	(7,021,735)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(7,858,103)	(3,003,495)

Total increase (decrease)	(30,888,174)	2,196,396

Net assets at beginning of period	59,983,869	57,787,473

Net assets at end of period	$ 29,095,695	$ 59,983,869

(1)	Represented the operations of MidCap Growth Division until May 19, 2008 name change.
(2)	Represented the operations of MidCap Value Division until May 19, 2008 name change.
(3)	Commenced operations November 24, 2008.

See accompanying notes.

62

MidCap	Money	Mortgage
Value II	Market	Securities
Division (2)	Division	Division (3)

2008	2007	2008	2007	2008

$ (495,075)	$ (957,281)	$ 2,064,023	$ 3,913,697	$ (824)
3,847,721	12,276,643	–	–	9
(56,328,898)	(14,908,849)	–	–	(731)

(52,976,252)	(3,589,487)	2,064,023	3,913,697	(1,546)

23,795,371	36,909,215	276,562,170	167,045,728	261,967
(215,911)	(193,825)	(115,347)	(83,158)	(39)
(122,965)	(104,814)	(902,943)	(438,625)	–
(6,841,705)	(8,897,540)	(58,633,656)	(40,741,716)	–
(294,491)	(505,543)	(1,122,430)	(347,568)	–
(1,365,327)	(1,448,584)	(4,665,357)	(2,919,136)	–
(20,517,614)	(16,339,225)	(100,477,626)	(89,256,908)	(1,464)
–	–	–	–	–

(5,562,642)	9,419,684	110,644,811	33,258,617	260,464

(58,538,894)	5,830,197	112,708,834	37,172,314	258,918

125,208,659	119,378,462	131,678,693	94,506,379	–

$ 66,669,765	$ 125,208,659	$ 244,387,527	$ 131,678,693	$ 258,918

63

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Neuberger
	Berman AMT
	Partners
	I Class
	Divison

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (50,118)	$ (41,789)
Total realized gains (losses) on investments	700,771	671,286
Change in net unrealized appreciation or depreciation of investments	(4,538,126)	(200,086)

Net increase (decrease) in net assets resulting from operations	(3,887,473)	429,411

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,553,847	2,720,666
Administration charges	(2,921)	(1,488)
Contingent sales charges	(7,281)	(4,155)
Contract terminations	(164,914)	(115,037)
Death benefit payments	(6,659)	–
Flexible withdrawal option payments	(98,604)	(54,387)
Transfer payments to other contracts	(879,941)	(493,158)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	393,527	2,052,441

Total increase (decrease)	(3,493,946)	2,481,852

Net assets at beginning of period	7,153,595	4,671,743

Net assets at end of period	$ 3,659,649	$ 7,153,595

(1) Represented the operations of Neuberger Berman AMT Fasciano S Class Division until November 24, 2008 name change.

See accompanying notes.

64

Neuberger
Neuberger	Berman AMT
Berman AMT	Socially
Small Cap Growth	Responsive	Real Estate
S Class	I Class	Securities
Divison (1)	Divison	Division

2008	2007	2008	2007	2008	2007

$ (41,363)	$ (39,493)	$ 41,229	$ (44,201)	$ 907,186	$ (981,981)
(463)	29,015	289,528	70,897	29,751,170	31,807,670
(1,283,991)	(50,780)	(2,407,338)	133,693	(65,216,125)	(61,203,593)

(1,325,817)	(61,258)	(2,076,581)	160,389	(34,557,769)	(30,377,904)

722,988	1,427,777	1,689,764	2,790,419	16,896,419	35,009,323
(238)	(280)	(16,466)	(13,032)	(29,928)	(42,965)
(4,447)	(3,420)	(5,904)	(2,913)	(141,678)	(133,155)
(100,733)	(94,690)	(133,744)	(80,653)	(8,396,734)	(11,933,764)
(1,755)	(711)	(48,913)	–	(293,005)	(493,361)
(10,108)	(3,995)	(82,161)	(51,351)	(1,277,565)	(1,684,000)
(429,076)	(160,869)	(460,078)	(633,091)	(25,058,425)	(55,073,957)
–	–	–	–	–	–

176,631	1,163,812	942,498	2,009,379	(18,300,916)	(34,351,879)

(1,149,186)	1,102,554	(1,134,083)	2,169,768	(52,858,685)	(64,729,783)

3,110,588	2,008,034	4,688,875	2,519,107	116,915,287	181,645,070

$ 1,961,402	$ 3,110,588	$ 3,554,792	$ 4,688,875	$ 64,056,602	$ 116,915,287

65

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	SAM
	Balanced
	Portfolio
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 3,354,668	$ (86,893)
Total realized gains (losses) on investments	14,546,851	(3,105)
Change in net unrealized appreciation or depreciation of investments	(67,929,605)	177,134

Net increase (decrease) in net assets resulting from operations	(50,028,086)	87,136

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	265,171,493	36,412,324
Administration charges	(899,960)	(39,538)
Contingent sales charges	(66,255)	(1,329)
Contract terminations	(2,159,017)	(52,326)
Death benefit payments	(440,131)	–
Flexible withdrawal option payments	(1,682,240)	(69,223)
Transfer payments to other contracts	(15,883,543)	(1,022,416)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	244,040,347	35,227,492

Total increase (decrease)	194,012,261	35,314,628

Net assets at beginning of period	35,314,628	–

Net assets at end of period	$ 229,326,889	$ 35,314,628

(1) Commenced operations May 1, 2007.

See accompanying notes.

66

SAM	SAM	SAM
Conservative	Conservative	Flexible
Balanced	Growth	Income
Portfolio	Portfolio	Portfolio
Division (1)	Division (1)	Division (1)

2008	2007	2008	2007	2008	2007

$ 670,290	$ (18,979)	$ 462,362	$ (13,057)	$ 1,277,713	$ (1,230)
800,314	3,859	1,150,956	(1,188)	1,526,798	896
(10,578,080)	99,305	(9,970,888)	32,369	(8,573,985)	15,193

(9,107,476)	84,185	(8,357,570)	18,124	(5,769,474)	14,859

73,655,354	9,160,622	27,494,346	6,979,356	86,506,079	1,663,232
(151,726)	(7,012)	(5,644)	(971)	(113,308)	(613)
(44,887)	(1,565)	(21,181)	(644)	(69,110)	(330)
(1,279,391)	(117,518)	(684,818)	(17,834)	(2,500,034)	(9,143)
(40,961)	–	–	–	(89,213)	–
(687,709)	(30,758)	(149,819)	(24,076)	(868,517)	(4,436)
(10,859,658)	(427,208)	(2,683,492)	(52,182)	(12,245,490)	(144,611)
–	–	–	–	–	–

60,591,022	8,576,561	23,949,392	6,883,649	70,620,407	1,504,099

51,483,546	8,660,746	15,591,822	6,901,773	64,850,933	1,518,958

8,660,746	–	6,901,773	–	1,518,958	–

$ 60,144,292	$ 8,660,746	$ 22,493,595	$ 6,901,773	$ 66,369,891	$ 1,518,958

67

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	SAM
	Strategic
	Growth
	Portfolio
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 331,486	$ (24,495)
Total realized gains (losses) on investments	1,298,155	291
Change in net unrealized appreciation or depreciation of investments	(8,719,757)	34,178

Net increase (decrease) in net assets resulting from operations	(7,090,116)	9,974

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	20,627,592	6,874,783
Administration charges	(4,508)	(796)
Contingent sales charges	(16,923)	(557)
Contract terminations	(655,741)	(15,411)
Death benefit payments	(2,817)	–
Flexible withdrawal option payments	(97,306)	(2,915)
Transfer payments to other contracts	(3,207,792)	(78,855)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	16,642,505	6,776,249

Total increase (decrease)	9,552,389	6,786,223

Net assets at beginning of period	6,786,223	–

Net assets at end of period	$ 16,338,612	$ 6,786,223

(1)	Commenced operations May 1, 2007.
(2)	Commenced operations November 24, 2008.
(3)	Represented the operations of SmallCap Division until May 19, 2008 name change.

See accompanying notes.

68

Short Term	Short-Term	SmallCap
Bond	Income	Blend
Division	Division (2)	Division (3)

2008	2007	2008	2008	2007

$ 4,875,746	$ 2,638,632	$ (8,916)	$ (450,823)	$ (752,591)
(3,548,152)	199,277	7	4,391,590	9,613,894
(20,527,201)	(775,739)	(157)	(25,781,767)	(8,429,214)

(19,199,607)	2,062,170	(9,066)	(21,841,000)	432,089

44,820,832	60,878,423	274,679	3,979,820	7,643,052
(581,830)	(495,682)	(83)	(8,472)	(11,463)
(173,227)	(107,012)	–	(67,080)	(60,023)
(6,752,698)	(5,969,537)	–	(5,187,036)	(6,220,318)
(740,100)	(549,362)	–	(135,513)	(244,449)
(3,513,885)	(3,227,039)	–	(860,728)	(990,475)
(52,508,378)	(17,208,162)	(4,211)	(8,590,660)	(7,088,354)
–	–	–	–	–

(19,449,286)	33,321,629	270,385	(10,869,669)	(6,972,030)

(38,648,893)	35,383,799	261,319	(32,710,669)	(6,539,941)

152,977,990	117,594,191	–	65,211,820	71,751,761

$ 114,329,097	$ 152,977,990	$ 261,319	$ 32,501,151	$ 65,211,820

69

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	SmallCap
	Growth II
	Division (1)

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (500,127)	$ (683,380)
Total realized gains (losses) on investments	(2,752,055)	(819,858)
Change in net unrealized appreciation or depreciation of investments	(15,384,937)	3,245,872

Net increase (decrease) in net assets resulting from operations	(18,637,119)	1,742,634

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,835,027	9,802,660
Administration charges	(5,181)	(7,735)
Contingent sales charges	(56,468)	(56,973)
Contract terminations	(3,443,038)	(5,134,107)
Death benefit payments	(79,952)	(139,307)
Flexible withdrawal option payments	(364,143)	(385,519)
Transfer payments to other contracts	(6,050,797)	(6,738,576)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(5,164,552)	(2,659,557)

Total increase (decrease)	(23,801,671)	(916,923)

Net assets at beginning of period	47,856,301	48,773,224

Net assets at end of period	$ 24,054,630	$ 47,856,301

(1)	Represented the operations of SmallCap Growth Division until May 19, 2008 name change.
(2)	Represented the operations of SmallCap Value Division until May 19, 2008 name change.

See accompanying notes.

70

	T. Rowe Price	T. Rowe Price
SmallCap	Blue Chip	Health
Value I	Growth II	Sciences II
Division (2)	Division	Division

2008	2007	2008	2007	2008	2007

$ (441,567)	$ (1,387,585)	$ (22,984)	$ (18,061)	$ (54,798)	$ (40,170)
7,515,885	12,256,293	(79,654)	10,147	(2,636)	381,677
(44,840,466)	(25,656,037)	(852,802)	132,923	(1,302,312)	70,965

(37,766,148)	(14,787,329)	(955,440)	125,009	(1,359,746)	412,472

22,046,166	40,756,743	838,742	817,202	2,491,467	2,150,730
(219,829)	(192,162)	(105)	(78)	(10,936)	(7,774)
(143,628)	(121,030)	(3,801)	(1,529)	(6,238)	(3,712)
(6,695,459)	(8,939,686)	(86,090)	(42,333)	(141,297)	(102,778)
(286,298)	(488,097)	–	–	(19,809)	(3,240)
(1,227,159)	(1,210,449)	(9,109)	(6,259)	(48,125)	(21,040)
(24,391,324)	(17,767,563)	(378,209)	(48,549)	(1,026,645)	(763,621)
–	–	–	–	–	–

(10,917,531)	12,037,756	361,428	718,454	1,238,417	1,248,565

(48,683,679)	(2,749,573)	(594,012)	843,463	(121,329)	1,661,037

123,310,038	126,059,611	1,871,598	1,028,135	3,857,797	2,196,760

$ 74,626,359	$ 123,310,038	$ 1,277,586	$ 1,871,598	$ 3,736,468	$ 3,857,797

71

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2008 and 2007, Except as Noted

	Templeton
	Growth Securities
	Class 2
	Division

	2008	2007

Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 17,552	$ 13,722
Total realized gains (losses) on investments	76,480	228,341
Change in net unrealized appreciation or depreciation of investments	(1,102,357)	(194,563)

Net increase (decrease) in net assets resulting from operations	(1,008,325)	47,500

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	150,654	215,921
Administration charges	–	–
Contingent sales charges	(1,072)	(1,051)
Contract terminations	(307,458)	(357,202)
Death benefit payments	(20,805)	(7,897)
Flexible withdrawal option payments	(30,822)	(34,321)
Transfer payments to other contracts	(287,074)	(228,583)
Annuity payments	–	–

Increase (decrease) in net assets from principal transactions	(496,577)	(413,133)

Total increase (decrease)	(1,504,902)	(365,633)

Net assets at beginning of period	2,663,092	3,028,725

Net assets at end of period	$ 1,158,190	$ 2,663,092

(1) Commenced operations May 1, 2007.

See accompanying notes.

72

West Coast
Equity
Division (1)

2008	2007

$ (6,100)	$ (4,274)
96,512	464
(936,758)	3,021

(846,346)	(789)

1,942,160	1,500,527
(254)	(20)
(740)	(34)
(16,751)	(930)
–	–
(34,219)	(915)
(396,687)	(64,700)
–	–

1,493,509	1,433,928

647,163	1,433,139

1,433,139	–

$ 2,080,302	$ 1,433,139

73

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2008, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc. (1)
Asset Allocation Account
Balanced Account
Bond & Mortgage Securities Account (8)
Diversified International Account
Equity Income Account (4, 9)
Government & High Quality Bond Account
International Emerging Markets Account
International SmallCap Account
LargeCap Blend II Account (10)
LargeCap Growth Account (11)
LargeCap Growth I Account (12)
LargeCap S&P 500 Index Account (13)
LargeCap Value Account (14)
LargeCap Value II Account (15)
LargeCap Value III Account (16)
LifeTime Strategic Income Account (2)
LifeTime 2010 Account (2)
LifeTime 2020 Account (2)
LifeTime 2030 Account (2)
LifeTime 2040 Account (2)
LifeTime 2050 Account (2)
MidCap Blend Account (17)
MidCap Growth I Account (18)
MidCap Value II Account (19)
Money Market Account
Mortgage Securities Account (7)
Real Estate Securities Account
Short Term Bond Account
Short-Term Income Account (7)
SmallCap Blend Account (20)
SmallCap Growth II Account (21)
SmallCap Value I Account (22)
Strategic Asset Management Portfolio – Balanced Portfolio Accounts (5)
Strategic Asset Management Portfolio – Conservative Balanced Portfolio Account (5)
Strategic Asset Management Portfolio – Conservative Growth Portfolio Account (5)
Strategic Asset Management Portfolio – Flexible Income Portfolio Account (5)
Strategic Asset Management Portfolio – Strategic Growth Portfolio Account (5)
West Coast Equity Account (5)

74

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

AIM V.I. Basic Value Fund – Series I (2)
AIM V.I. Capital Appreciation Fund – Series I (3)
AIM V.I. Core Equity Fund – Series I
AIM V.I. Dynamics Fund – Series I
AIM V.I. Global Health Care Fund – Series I
AIM V.I. International Growth Fund – Series I (6)
AIM V.I. Small Cap Equity Fund – Series I (2)
AIM V.I. Technology Fund – Series I
Alliance Bernstein VP Series Fund, Inc:
Small Cap Growth Portfolio – Class A (2)
American Century Variable Portfolios, Inc:
VP Income & Growth Fund – I
VP Inflation Protection Fund – II (2)
VP Ultra Fund – I
VP Ultra Fund – II (2)
VP Value Fund – II
VP Vista Fund – I (2)
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares (2)
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio – SC2
Growth Portfolio – SC
Growth Portfolio – SC2 (2)
Overseas Portfolio – SC2 (2)
Fidelity Variable Insurance Products Fund II:
Contrafund Portfolio – SC
Contrafund Portfolio – SC2 (2)
Fidelity Variable Insurance Products Fund III:
Mid Cap Portfolio – SC2 (2)
Franklin Templeton VIP Trust:
Templeton Growth Securities Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – SC I (2)
Structured Small Cap Equity Fund – SC I (2)
Janus Aspen Series Mid Cap Growth Portfolio – Service Shares
Neuberger Berman AMT Partners Portfolio – I Class (2)
Neuberger Berman AMT Small Cap Growth Portfolio – S Class (2, 23)
Neuberger Berman AMT Socially Responsive Portfolio – I Class (2)
T. Rowe Price Blue Chip Growth Portfolio – II (2)
T. Rowe Price Health Sciences Portfolio – II (2)

(1)	Organized by Principal Life Insurance Company
(2)	Commenced operations January 4, 2005
(3)	Commenced operations April 28, 2006
(4)	Commenced operations January 5, 2007.
(5)	Commenced operations May 1, 2007.
(6)	Commenced operations May 19, 2008.
(7)	Commenced operations November 24, 2008.
(8)	Represented the operations of Bond Division until May 19, 2008 name change.
(9)	Represented the operations of Equity Income I Division until May 19, 2008 name change.
(10)	Represented the operations of LargeCap Blend Division until May 19, 2008 name change.

75

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

(11) Represented the operations of Growth Division until May 19, 2008 name change.
(12) Represented the operations of Equity Growth Division until May 19, 2008 name change.
(13) Represented the operations of LargeCap Stock Index Division until May 19, 2008 name change.
(14) Represented the operations of Capital Value Division until May 19, 2008 name change.
(15) Represented the operations of Equity Value Division until May 19, 2008 name change.
(16) Represented the operations of LargeCap Value Division until May 19, 2008 name change.
(17) Represented the operations of MidCap Division until May 19, 2008 name change.
(18) Represented the operations of MidCap Growth Division until May 19, 2008 name change.
(19) Represented the operations of MidCap Value Division until May 19, 2008 name change.
(20) Represented the operations of SmallCap Division until May 19, 2008 name change.
(21) Represented the operations of SmallCap Growth Division until May 19, 2008 name change.
(22) Represented the operations of Small Cap Value Division until May 19, 2008 name change.
(23) Represented the operations of Neuberger Berman AMT Fasciano S Class Division until November 24, 2008 name change.

Commencement of operations date is the date that the division became available to contractholders.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus – Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom 2 Variable Annuity; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

76

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments are stated at the closing net asset values per share on December 31, 2008. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Effective January 1, 2008, Separate Account B adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). For disclosures, SFAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
  Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily net asset value (“NAV”) is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy. The adoption of SFAS 157 had no effect on the recorded investment amounts in Separate Account B.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus – Rollover IRA Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a

77

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant’s death or permanent disability. An annual administration charge of $34 for each participant’s account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

78

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

Principal Freedom 2 Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. A surrender charge up to 3% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6% . For electing participants, the rider is deducted from the daily unit value.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6% . For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2008, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of

79

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.25% of the average daily net assets of the LargeCap S&P 500 Index Account and 0.1225% of the average daily net assets of the Principal LifeTime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.45	0.40	0.35	0.30
International SmallCap Account	1.20	1.15	1.10	1.05	1.00
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
MidCap Growth Account I	0.90	0.85	0.80	0.75	0.70
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
Short-Term Bond Account	0.50	0.45	0.40	0.35	0.30
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

80

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40
LargeCap Value Account II	0.85	0.80	0.75	0.70	0.65
LargeCap Value Account III	0.75	0.70	0.65	0.60	0.55
MidCap Value Account II	1.05	1.00	0.95	0.90	0.85

	Net Assets of Accounts
	First $1	Next $1	Next $1	Over $3
	billion	billion	billion	billion
MidCap Stock Account	0.75%	0.70%	0.65%	0.60%

	Net Assets of Accounts (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
West Coast Equity Account	0.625%	0.50%

	Net Assets of Accounts (in millions)
			Next $1	Next $1	Over $3
	First $500	Next $500	billion	billion	billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	(in billions)
	First $2	Over $2
Mortgage Securities Account	0.50	0.45

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

81

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2008:

Division	Purchases	Sales

AIM V.I. Basic Value Series I Division:	851,742	455,747
Principal Investment Plus Variable Annuity	$ 649,638	$ 292,180
Principal Investment Plus Variable Annuity With Purchase
Rider	202,104	163,567

AIM V.I. Capital Appreciation Series I Division:	895,684	3,686,235
The Principal Variable Annuity	663,678	3,066,051
The Principal Variable Annuity With Purchase Payment
Credit Rider	232,006	620,184

AIM V.I. Core Equity Series I Division:	2,844,356	13,623,098
The Principal Variable Annuity	2,225,664	9,818,336
The Principal Variable Annuity With Purchase Payment
Credit Rider	618,692	3,804,762

AIM V.I. Dynamics Series I Division:	487,791	1,224,204
The Principal Variable Annuity	323,429	939,044
The Principal Variable Annuity With Purchase Payment
Credit Rider	164,362	285,160

AIM V.I. Global Health Care Series I Division:	3,828,538	3,369,334
The Principal Variable Annuity	2,954,480	2,189,224
The Principal Variable Annuity With Purchase Payment
Credit Rider	874,058	1,180,110

AIM V.I. International Growth Series I Division:	174,355	38,167
Principal Investment Plus Variable Annuity	136,400	29,805
Principal Investment Plus Variable Annuity With Purchase
Rider	37,955	8,362

82

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

AIM V.I. Small Cap Equity Series I Division:	1,445,931	1,532,718
The Principal Variable Annuity	$ 533,072	$ 830,711
The Principal Variable Annuity With Purchase Payment
Credit Rider	128,074	316,509
Principal Investment Plus Variable Annuity	662,319	259,037
Principal Investment Plus Variable Annuity With Purchase
Rider	122,466	126,461

AIM V.I. Technology Series I Division:	966,164	2,155,084
The Principal Variable Annuity	788,439	1,556,516
The Principal Variable Annuity With Purchase Payment
Credit Rider	177,725	598,568

AllianceBernstein VP Small Cap Growth Class A Division:	741,297	400,268
Principal Investment Plus Variable Annuity	670,109	281,374
Principal Investment Plus Variable Annuity With Purchase
Rider	71,188	118,894

American Century VP Income & Growth Division:	5,494,692	7,261,737
Principal Freedom Variable Annuity	993,453	1,475,715
Principal Freedom 2 Variable Annuity	37,329	25,612
The Principal Variable Annuity	3,101,406	4,147,101
The Principal Variable Annuity With Purchase Payment
Credit Rider	1,362,504	1,613,309

American Century VP I Ultra Division:	2,495,713	2,903,595
The Principal Variable Annuity	1,786,542	1,869,202
The Principal Variable Annuity With Purchase Payment
Credit Rider	709,171	1,034,393

American Century VP I Vista Division:	1,387,881	687,051
Principal Investment Plus Variable Annuity	958,139	309,294
Principal Investment Plus Variable Annuity With Purchase
Rider	429,742	377,757

83

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

American Century VP II Inflation Protection Division:	35,208,293	39,573,877
Principal Investment Plus Variable Annuity	$ 27,818,061	$ 29,549,999
Principal Investment Plus Variable Annuity With Purchase
Rider	7,390,232	10,023,878

American Century VP II Ultra Division:	37,349,937	13,018,441
Principal Investment Plus Variable Annuity	28,129,093	9,334,247
Principal Investment Plus Variable Annuity With Purchase
Rider	9,220,844	3,684,194

American Century VP II Value Division:	9,009,013	10,929,603
The Principal Variable Annuity	5,431,947	7,133,007
The Principal Variable Annuity With Purchase Payment
Credit Rider	3,577,066	3,796,596

Asset Allocation Division:	16,618,736	24,373,236
Premier Variable	152,679	42,426
The Principal Variable Annuity	7,737,030	16,228,475
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,947,428	4,666,993
Principal Investment Plus Variable Annuity	4,468,200	2,533,855
Principal Investment Plus Variable Annuity With Purchase
Rider	1,313,399	901,487

Balanced Division:	8,416,746	21,372,647
Personal Variable	168,825	355,977
Premier Variable	606,109	1,123,604
The Principal Variable Annuity	5,320,677	16,570,919
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,321,135	3,322,147

84

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Bond & Mortgage Securities Division:	75,632,173	120,001,366
Personal Variable	$ 67,815	$ 137,404
Premier Variable	1,459,577	1,494,349
Principal Freedom Variable Annuity	1,384,293	4,300,375
Principal Freedom 2 Variable Annuity	411,149	205,646
The Principal Variable Annuity	18,277,451	50,307,067
The Principal Variable Annuity With Purchase Payment
Credit Rider	12,760,235	22,379,830
Principal Investment Plus Variable Annuity	33,356,811	31,014,706
Principal Investment Plus Variable Annuity With Purchase
Rider	7,914,842	10,161,989

Diversified International Division:	101,870,216	75,043,255
Personal Variable	333,531	339,922
Premier Variable	2,260,855	1,931,993
Principal Freedom Variable Annuity	2,410,307	2,380,921
Principal Freedom 2 Variable Annuity	627,967	525,832
The Principal Variable Annuity	45,975,798	44,256,654
The Principal Variable Annuity With Purchase Payment
Credit Rider	23,282,589	13,613,739
Principal Investment Plus Variable Annuity	21,595,373	9,401,630
Principal Investment Plus Variable Annuity With Purchase
Rider	5,383,796	2,592,564

Dreyfus IP Technology Growth Service Shares Division:	558,140	346,183
Principal Investment Plus Variable Annuity	470,225	199,018
Principal Investment Plus Variable Annuity With Purchase
Rider	87,915	147,165

85

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Equity Income Division:	79,344,344	54,595,429
Premier Variable	$ 12,853	$ 31,243
The Principal Variable Annuity	6,694,057	12,614,147
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,866,300	4,640,542
Principal Investment Plus Variable Annuity	56,019,087	28,712,893
Principal Investment Plus Variable Annuity With Purchase
Rider	13,752,047	8,596,604

Fidelity VIP Equity-Income Service Class 2 Division:	9,715,860	18,229,997
The Principal Variable Annuity	4,591,803	9,588,131
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,592,572	5,134,051
Principal Investment Plus Variable Annuity	1,931,685	2,949,962
Principal Investment Plus Variable Annuity With Purchase
Rider	599,800	557,853

Fidelity VIP Growth Service Class Division:	3,833,141	9,066,007
The Principal Variable Annuity	2,509,635	6,956,038
The Principal Variable Annuity With Purchase Payment
Credit Rider	1,323,506	2,109,969

Fidelity VIP Growth Service Class 2 Division:	2,698,832	1,912,504
Principal Investment Plus Variable Annuity	2,045,072	1,354,207
Principal Investment Plus Variable Annuity With Purchase
Rider	653,760	558,297

Fidelity VIP Overseas Service Class 2 Division:	27,033,530	10,388,924
Principal Investment Plus Variable Annuity	20,172,686	7,285,653
Principal Investment Plus Variable Annuity With Purchase
Rider	6,860,844	3,103,271

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Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Fidelity VIP II Contrafund Service Class Division:	15,749,264	32,408,187
The Principal Variable Annuity	$ 10,741,117	$ 23,885,575
The Principal Variable Annuity With Purchase Payment
Credit Rider	5,008,147	8,522,612

Fidelity VIP II Contrafund Service Class 2 Division:	19,819,036	11,986,160
Principal Investment Plus Variable Annuity	16,480,652	10,300,943
Principal Investment Plus Variable Annuity With Purchase
Rider	3,338,384	1,685,217

Fidelity VIP III Mid Cap Service Class 2 Division:	3,908,381	1,913,676
Principal Investment Plus Variable Annuity	2,573,178	1,356,085
Principal Investment Plus Variable Annuity With Purchase
Rider	1,335,203	557,591

Goldman Sachs Structured Small Cap Equity Service Class I
Division:	1,222,193	811,497
Principal Investment Plus Variable Annuity	927,865	582,389
Principal Investment Plus Variable Annuity With Purchase
Rider	294,328	229,108

Goldman Sachs VIT Mid Cap Value Service Class I Division:	4,803,133	4,065,140
Principal Investment Plus Variable Annuity	3,593,136	2,731,534
Principal Investment Plus Variable Annuity With Purchase
Rider	1,209,997	1,333,606

87

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Government & High Quality Bond Division:	92,348,077	114,539,568
Pension Builder Plus	$ 14,259	$ 3,016
Pension Builder Plus – Rollover IRA	1,271	19,967
Personal Variable	163,210	267,705
Premier Variable	1,368,017	1,371,141
Principal Freedom Variable Annuity	1,322,816	3,090,358
Principal Freedom 2 Variable Annuity	251,597	132,692
The Principal Variable Annuity	38,700,625	59,211,913
The Principal Variable Annuity With Purchase Payment
Credit Rider	18,315,556	24,170,890
Principal Investment Plus Variable Annuity	24,644,672	19,518,611
Principal Investment Plus Variable Annuity With Purchase
Rider	7,566,054	6,753,275

International Emerging Markets Division:	73,541,295	49,716,372
Premier Variable	417,124	193,135
The Principal Variable Annuity	31,501,182	27,480,491
The Principal Variable Annuity With Purchase Payment
Credit Rider	14,621,547	10,671,088
Principal Investment Plus Variable Annuity	18,944,164	7,937,314
Principal Investment Plus Variable Annuity With Purchase
Rider	8,057,278	3,434,344

International SmallCap Division:	35,340,797	32,123,329
Premier Variable	39,068	81,900
The Principal Variable Annuity	17,011,942	20,348,895
The Principal Variable Annuity With Purchase Payment
Credit Rider	6,959,200	6,004,420
Principal Investment Plus Variable Annuity	8,159,611	4,341,952
Principal Investment Plus Variable Annuity With Purchase
Rider	3,170,976	1,346,162

88

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Janus Aspen Mid Cap Growth Service Shares Division:	3,325,607	6,155,116
The Principal Variable Annuity	$ 2,697,092	$ 4,546,394
The Principal Variable Annuity With Purchase Payment
Credit Rider	628,515	1,608,722

LargeCap Blend II Division:	125,875,481	48,729,067
The Principal Variable Annuity	28,871,075	17,499,192
The Principal Variable Annuity With Purchase Payment
Credit Rider	17,771,445	8,644,829
Principal Investment Plus Variable Annuity	61,428,742	16,690,054
Principal Investment Plus Variable Annuity With Purchase
Rider	17,804,219	5,894,992

LargeCap Growth Division:	12,758,023	25,330,272
Personal Variable	578,354	746,619
Premier Variable	820,202	1,883,714
The Principal Variable Annuity	4,268,150	16,803,293
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,314,097	3,583,735
Principal Investment Plus Variable Annuity	3,619,664	1,339,998
Principal Investment Plus Variable Annuity With Purchase
Rider	1,157,556	972,913

LargeCap Growth I Division:	10,017,977	37,726,506
Premier Variable	27,173	27,722
Principal Freedom Variable Annuity	136,817	671,211
Principal Freedom 2 Variable Annuity	53,912	24,955
The Principal Variable Annuity	4,630,269	28,568,465
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,355,655	6,631,210
Principal Investment Plus Variable Annuity	2,210,745	1,279,807
Principal Investment Plus Variable Annuity With Purchase
Rider	603,406	523,136

89

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap S&P 500 Index Division:	25,734,746	39,605,601
Premier Variable	$ 825,123	$ 687,525
Principal Freedom Variable Annuity	1,222,098	4,279,145
Principal Freedom 2 Variable Annuity	575,157	406,292
The Principal Variable Annuity	8,987,329	20,187,802
The Principal Variable Annuity With Purchase Payment
Credit Rider	3,930,802	8,699,948
Principal Investment Plus Variable Annuity	8,640,594	4,248,946
Principal Investment Plus Variable Annuity With Purchase
Rider	1,553,643	1,095,943

LargeCap Value Division:	36,229,653	49,371,147
Bankers Flexible Annuity	282,147	144,317
Pension Builder Plus	372,326	438,017
Pension Builder Plus – Rollover IRA	190,641	204,020
Personal Variable	409,481	550,240
Premier Variable	2,604,655	3,945,116
Principal Freedom Variable Annuity	1,083,415	1,929,100
Principal Freedom 2 Variable Annuity	233,589	57,803
The Principal Variable Annuity	16,882,964	29,232,896
The Principal Variable Annuity With Purchase Payment
Credit Rider	6,269,915	6,062,842
Principal Investment Plus Variable Annuity	6,413,710	5,467,559
Principal Investment Plus Variable Annuity With Purchase
Rider	1,486,810	1,339,237

LargeCap Value II Division:	2,185,707	1,229,146
Principal Investment Plus Variable Annuity	1,698,255	985,088
Principal Investment Plus Variable Annuity With Purchase
Rider	487,452	244,058

90

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap Value III Division:	52,374,576	41,238,874
The Principal Variable Annuity	$ 8,527,845	$ 16,264,543
The Principal Variable Annuity With Purchase Payment
Credit Rider	4,884,233	7,285,646
Principal Investment Plus Variable Annuity	30,130,540	13,176,423
Principal Investment Plus Variable Annuity With Purchase
Rider	8,831,958	4,512,262

LifeTime Strategic Income Division:	9,080,240	6,479,057
Principal Freedom 2 Variable Annuity	205,625	502,647
The Principal Variable Annuity	1,545,850	699,485
The Principal Variable Annuity With Purchase Payment
Credit Rider	369,722	230,197
Principal Investment Plus Variable Annuity	6,236,147	4,233,072
Principal Investment Plus Variable Annuity With Purchase
Rider	722,896	813,656

LifeTime 2010 Division:	16,723,528	11,088,065
Principal Freedom 2 Variable Annuity	1,919,428	662,485
The Principal Variable Annuity	1,705,061	433,409
The Principal Variable Annuity With Purchase Payment
Credit Rider	617,671	269,514
Principal Investment Plus Variable Annuity	11,786,670	8,371,529
Principal Investment Plus Variable Annuity With Purchase
Rider	694,698	1,351,128

LifeTime 2020 Division:	61,486,816	32,039,647
Principal Freedom 2 Variable Annuity	2,749,104	1,496,263
The Principal Variable Annuity	1,141,247	328,982
The Principal Variable Annuity With Purchase Payment
Credit Rider	655,100	252,352
Principal Investment Plus Variable Annuity	46,288,503	21,436,560
Principal Investment Plus Variable Annuity With Purchase
Rider	10,652,862	8,525,490

91

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LifeTime 2030 Division:	12,770,162	6,123,974
Principal Freedom 2 Variable Annuity	$ 2,288,891	$ 559,425
The Principal Variable Annuity	600,955	60,745
The Principal Variable Annuity With Purchase Payment
Credit Rider	50,347	4,970
Principal Investment Plus Variable Annuity	7,038,517	4,010,589
Principal Investment Plus Variable Annuity With Purchase
Rider	2,791,452	1,488,245

LifeTime 2040 Division:	3,746,362	2,000,368
Principal Freedom 2 Variable Annuity	238,421	218,846
The Principal Variable Annuity	56,961	21,033
The Principal Variable Annuity With Purchase Payment
Credit Rider	39,643	2,568
Principal Investment Plus Variable Annuity	2,711,616	1,311,318
Principal Investment Plus Variable Annuity With Purchase
Rider	699,721	446,603

LifeTime 2050 Division:	2,254,168	1,132,864
Principal Freedom 2 Variable Annuity	25,018	1,778
The Principal Variable Annuity	118,879	13,759
The Principal Variable Annuity With Purchase Payment
Credit Rider	39,557	30,575
Principal Investment Plus Variable Annuity	1,551,847	622,444
Principal Investment Plus Variable Annuity With Purchase
Rider	518,867	464,308

92

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

MidCap Blend Division:	77,423,579	92,421,378
Personal Variable	$ 417,087	$ 616,620
Premier Variable	1,610,957	1,979,054
Principal Freedom Variable Annuity	853,398	1,606,130
Principal Freedom 2 Variable Annuity	209,436	77,454
The Principal Variable Annuity	29,022,637	55,344,496
The Principal Variable Annuity With Purchase Payment
Credit Rider	13,333,977	14,354,015
Principal Investment Plus Variable Annuity	25,192,495	14,063,674
Principal Investment Plus Variable Annuity With Purchase
Rider	6,783,592	4,379,935

MidCap Growth I Division:	12,095,817	13,921,523
Premier Variable	5,478	20,093
Principal Freedom Variable Annuity	289,384	423,180
Principal Freedom 2 Variable Annuity	56,905	30,118
The Principal Variable Annuity	5,939,899	8,336,958
The Principal Variable Annuity With Purchase Payment
Credit Rider	2,419,909	3,470,233
Principal Investment Plus Variable Annuity	2,473,069	1,163,162
Principal Investment Plus Variable Annuity With Purchase
Rider	911,173	477,779

MidCap Value II Division:	32,998,998	30,721,783
Premier Variable	32,016	29,839
Principal Freedom Variable Annuity	972,698	2,132,731
Principal Freedom 2 Variable Annuity	259,243	224,315
The Principal Variable Annuity	6,237,046	11,622,562
The Principal Variable Annuity With Purchase Payment
Credit Rider	3,785,110	5,723,931
Principal Investment Plus Variable Annuity	16,843,803	8,505,721
Principal Investment Plus Variable Annuity With Purchase
Rider	4,869,082	2,482,684

93

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Money Market Division:	281,106,607	168,397,773
Pension Builder Plus	$ 5,647	$ 9,718
Pension Builder Plus – Rollover IRA	203	119
Personal Variable	748,063	679,255
Premier Variable	4,049,344	3,476,875
Principal Freedom Variable Annuity	5,253,726	4,062,639
Principal Freedom 2 Variable Annuity	1,833,054	625,883
The Principal Variable Annuity	133,481,879	78,151,409
The Principal Variable Annuity With Purchase Payment
Credit Rider	42,646,317	25,715,925
Principal Investment Plus Variable Annuity	71,488,754	41,818,113
Principal Investment Plus Variable Annuity With Purchase
Rider	21,599,620	13,857,837

Mortgage Securities Division:	261,967	2,327
The Principal Variable Annuity	136,386	96
Principal Investment Plus Variable Annuity	122,408	45
Principal Investment Plus Variable Annuity With Purchase
Rider	3,173	2,186

Neuberger Berman AMT Partners I Class Division:	2,578,415	1,241,911
Principal Investment Plus Variable Annuity	1,875,602	903,478
Principal Investment Plus Variable Annuity With Purchase
Rider	702,813	338,433

Neuberger Berman AMT Small Cap Growth S Class Division:	820,739	587,720
Principal Investment Plus Variable Annuity	570,184	355,290
Principal Investment Plus Variable Annuity With Purchase
Rider	250,555	232,430

Neuberger Berman AMT Socially Responsive I Class Division:	2,128,802	805,387
Principal Investment Plus Variable Annuity	1,820,509	713,451
Principal Investment Plus Variable Annuity With Purchase
Rider	308,293	91,936

94

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Real Estate Securities Division:	52,852,490	36,599,776
Premier Variable	$ 150,954	$ 107,974
Principal Freedom 2 Variable Annuity	192,169	84,863
The Principal Variable Annuity	26,367,676	20,302,636
The Principal Variable Annuity With Purchase Payment
Credit Rider	14,487,216	10,039,060
Principal Investment Plus Variable Annuity	7,398,374	3,952,989
Principal Investment Plus Variable Annuity With Purchase
Rider	4,256,101	2,112,254

SAM Balanced Portfolio Division:	286,595,150	22,992,974
Principal Freedom 2 Variable Annuity	1,475,386	100,203
The Principal Variable Annuity	20,609,961	3,879,276
The Principal Variable Annuity With Purchase Payment
Credit Rider	11,461,539	1,919,840
Principal Investment Plus Variable Annuity	220,417,417	13,310,979
Principal Investment Plus Variable Annuity With Purchase
Rider	32,630,847	3,782,676

SAM Conservative Balanced Portfolio Division:	76,818,728	13,528,906
Principal Freedom 2 Variable Annuity	477,126	28,314
The Principal Variable Annuity	10,955,572	3,252,507
The Principal Variable Annuity With Purchase Payment
Credit Rider	5,195,944	1,772,926
Principal Investment Plus Variable Annuity	48,819,773	7,605,554
Principal Investment Plus Variable Annuity With Purchase
Rider	11,370,313	869,605

95

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

SAM Conservative Growth Portfolio Division:	30,155,586	3,809,979
Principal Freedom 2 Variable Annuity	$ 773,771	$ 58,087
The Principal Variable Annuity	6,268,882	606,498
The Principal Variable Annuity With Purchase Payment
Credit Rider	4,076,469	386,870
Principal Investment Plus Variable Annuity	12,352,413	2,067,119
Principal Investment Plus Variable Annuity With Purchase
Rider	6,684,051	691,405

SAM Flexible Income Portfolio Division:	90,550,156	16,342,297
The Principal Variable Annuity	22,530,538	5,911,372
The Principal Variable Annuity With Purchase Payment
Credit Rider	10,684,358	2,995,994
Principal Investment Plus Variable Annuity	43,962,377	6,071,930
Principal Investment Plus Variable Annuity With Purchase
Rider	13,372,883	1,363,001

SAM Strategic Growth Portfolio Division:	23,455,166	4,182,179
Principal Freedom 2 Variable Annuity	309,686	16,262
The Principal Variable Annuity	6,001,160	924,570
The Principal Variable Annuity With Purchase Payment
Credit Rider	1,309,541	134,939
Principal Investment Plus Variable Annuity	11,386,072	2,709,671
Principal Investment Plus Variable Annuity With Purchase
Rider	4,448,707	396,737

Short Term Bond Division:	51,687,937	66,261,477
Principal Freedom Variable Annuity	499,113	1,836,747
Principal Freedom 2 Variable Annuity	19,568	19,374
The Principal Variable Annuity	7,521,799	15,573,688
The Principal Variable Annuity With Purchase Payment
Credit Rider	3,292,632	7,425,291
Principal Investment Plus Variable Annuity	32,341,296	31,552,158
Principal Investment Plus Variable Annuity With Purchase
Rider	8,013,529	9,854,219

96

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Short-Term Income Division:	274,679	13,210
The Principal Variable Annuity	$ 59,216	$ 4,040
Principal Investment Plus Variable Annuity	186,520	8,864
Principal Investment Plus Variable Annuity With Purchase
Rider	28,943	306

SmallCap Blend Division:	10,128,971	15,517,875
Premier Variable	103,271	56,715
Principal Freedom Variable Annuity	766,509	1,435,244
Principal Freedom 2 Variable Annuity	78,842	64,840
The Principal Variable Annuity	6,078,398	10,365,066
The Principal Variable Annuity With Purchase Payment
Credit Rider	3,101,951	3,596,010

SmallCap Growth II Division:	4,835,027	10,499,706
Premier Variable	1,861	4,865
Principal Freedom Variable Annuity	44,906	229,332
Principal Freedom 2 Variable Annuity	58,131	75,211
The Principal Variable Annuity	1,722,811	7,038,550
The Principal Variable Annuity With Purchase Payment
Credit Rider	763,170	1,747,489
Principal Investment Plus Variable Annuity	1,771,537	1,065,945
Principal Investment Plus Variable Annuity With Purchase
Rider	472,611	338,314

SmallCap Value I Division:	34,914,207	34,389,998
Premier Variable	79,489	44,702
Principal Freedom 2 Variable Annuity	124,704	82,106
The Principal Variable Annuity	8,201,074	13,928,563
The Principal Variable Annuity With Purchase Payment
Credit Rider	4,153,464	5,529,711
Principal Investment Plus Variable Annuity	17,585,861	11,271,820
Principal Investment Plus Variable Annuity With Purchase
Rider	4,769,615	3,533,096

97

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

T. Rowe Price Blue Chip Growth II Division:	840,614	502,170
Principal Investment Plus Variable Annuity	$ 703,475	$ 375,686
Principal Investment Plus Variable Annuity With Purchase
Rider	137,139	126,484

T. Rowe Price Health Sciences II Division:	2,537,701	1,307,848
Principal Investment Plus Variable Annuity	2,113,187	1,066,627
Principal Investment Plus Variable Annuity With Purchase
Rider	424,514	241,221

Templeton Growth Securities Class 2 Division:	317,554	663,460
Principal Freedom Variable Annuity	317,554	663,460

West Coast Equity Division:	2,165,445	476,783
Principal Freedom 2 Variable Annuity	74,998	31,236
Principal Investment Plus Variable Annuity	1,329,420	229,831
Principal Investment Plus Variable Annuity With Purchase
Rider	761,027	215,716

98

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2008		2007
Division:	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Basic Value Series I Division:
Principal Investment Plus Variable Annuity	47,666	25,805	72,017	52,526
Principal Investment Plus Variable Annuity With
Purchase Rider	14,829	14,446	22,966	11,389

AIM V.I. Capital Appreciation Series I Division:
The Principal Variable Annuity	78,498	339,899	63,498	305,130
The Principal Variable Annuity With Purchase
Payment Credit Rider	27,441	68,753	13,887	55,874

AIM V.I. Core Equity Series I Division:
The Principal Variable Annuity	165,835	994,243	206,666	964,295
The Principal Variable Annuity With Purchase
Payment Credit Rider	46,099	385,285	69,390	190,437

AIM V.I. Dynamics Series I Division:
The Principal Variable Annuity	38,045	104,788	159,915	107,558
The Principal Variable Annuity With Purchase
Payment Credit Rider	19,334	31,821	85,280	45,875

AIM V.I. Global Health Care Series I Division:
The Principal Variable Annuity	115,332	206,495	75,788	159,510
The Principal Variable Annuity With Purchase
Payment Credit Rider	34,120	111,312	52,747	78,363

AIM V.I. International Growth Series I Division:
Principal Investment Plus Variable Annuity	19,471	5,076	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	5,418	1,424	–	–

AIM V.I. Small Cap Equity Series I Division:
The Principal Variable Annuity	41,722	62,673	246,997	44,848
The Principal Variable Annuity With Purchase
Payment Credit Rider	10,024	23,879	123,977	13,543
Principal Investment Plus Variable Annuity	51,940	19,656	30,139	5,701
Principal Investment Plus Variable Annuity With
Purchase Rider	9,604	9,596	23,430	2,456

99

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Technology Series I Division:
The Principal Variable Annuity	169,550	314,151	154,636	155,384
The Principal Variable Annuity With Purchase
Payment Credit Rider	38,219	120,809	87,261	80,517

Alliance Bernstein VP Series Small Cap Growth Class
A Division:
Principal Investment Plus Variable Annuity	52,705	21,891	37,879	12,818
Principal Investment Plus Variable Annuity With
Purchase Rider	5,599	9,250	23,391	1,311

American Century VP II Inflation Protection Division:
Principal Investment Plus Variable Annuity	2,241,768	2,615,115	2,650,485	914,769
Principal Investment Plus Variable Annuity With
Purchase Rider	595,555	887,093	791,067	304,069

American Century VP II Ultra Division:
Principal Investment Plus Variable Annuity	2,239,417	886,780	1,640,622	824,694
Principal Investment Plus Variable Annuity With
Purchase Rider	734,091	350,009	512,148	292,822

American Century VP II Value Division:
The Principal Variable Annuity	171,028	590,577	289,522	398,786
The Principal Variable Annuity With Purchase
Payment Credit Rider	112,626	314,339	132,275	231,271

American Century VP Income & Growth Division:
Principal Freedom Variable Annuity	26,293	144,628	18,884	80,603
Principal Freedom 2 Variable Annuity	2,225	2,442	13,988	282
The Principal Variable Annuity	95,020	400,991	140,073	360,625
The Principal Variable Annuity With Purchase
Payment Credit Rider	41,744	155,994	46,204	81,211

American Century VP I Ultra Division:
The Principal Variable Annuity	107,207	219,609	62,700	173,668
The Principal Variable Annuity With Purchase
Payment Credit Rider	42,556	121,529	50,701	90,255

100

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased	Redeemed	Purchased	Redeemed

American Century VP I Vista Division:
Principal Investment Plus Variable Annuity	59,224	20,623	66,262	18,104
Principal Investment Plus Variable Annuity With
Purchase Rider	26,563	25,188	67,785	4,741

Asset Allocation Division:
Premier Variable	104,078	34,870	82,109	23,285
The Principal Variable Annuity	128,531	675,630	210,065	594,601
The Principal Variable Annuity With Purchase
Payment Credit Rider	48,964	194,298	40,357	85,792
Principal Investment Plus Variable Annuity	154,237	112,059	128,381	44,573
Principal Investment Plus Variable Annuity With
Purchase Rider	45,337	39,868	87,249	37,333

Balanced Division:
Personal Variable	49,179	180,818	63,687	27,601
Premier Variable	186,636	528,453	279,403	347,742
The Principal Variable Annuity	107,730	868,149	277,672	699,434
The Principal Variable Annuity With Purchase
Payment Credit Rider	46,997	174,047	89,199	135,396

Bond & Mortgage Securities Division:
Personal Variable	24,342	68,309	16,376	13,734
Premier Variable	607,083	724,008	455,656	317,212
Principal Freedom Variable Annuity	50,341	323,353	62,389	204,036
Principal Freedom 2 Variable Annuity	36,784	20,275	55,248	17,860
The Principal Variable Annuity	630,453	2,767,094	1,218,545	1,615,184
The Principal Variable Annuity With Purchase
Payment Credit Rider	440,145	1,230,982	572,911	707,695
Principal Investment Plus Variable Annuity	1,548,537	1,723,891	2,334,772	528,923
Principal Investment Plus Variable Annuity With
Purchase Rider	367,434	564,834	727,879	235,245

101

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased	Redeemed	Purchased	Redeemed

Diversified International Division:
Personal Variable	41,916	127,577	43,977	32,651
Premier Variable	317,042	658,647	585,978	503,339
Principal Freedom Variable Annuity	49,713	162,138	66,138	146,538
Principal Freedom 2 Variable Annuity	33,468	52,947	128,299	27,460
The Principal Variable Annuity	621,481	1,788,934	813,693	1,494,198
The Principal Variable Annuity With Purchase
Payment Credit Rider	314,724	550,292	297,396	432,576
Principal Investment Plus Variable Annuity	590,586	401,009	636,425	171,409
Principal Investment Plus Variable Annuity With
Purchase Rider	147,235	110,581	186,048	78,284

Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	41,281	19,594	16,872	3,762
Principal Investment Plus Variable Annuity With
Purchase Rider	7,718	14,489	28,805	4,467

Equity Income Division:
Premier Variable	4,174	31,367	157,893	87,278
The Principal Variable Annuity	428,662	1,415,153	5,223,371	1,049,419
The Principal Variable Annuity With Purchase
Payment Credit Rider	183,547	520,612	1,717,711	317,071
Principal Investment Plus Variable Annuity	5,244,203	3,265,725	12,228,773	1,215,724
Principal Investment Plus Variable Annuity With
Purchase Rider	1,287,392	977,754	4,031,284	414,335

Fidelity VIP Equity – Income Service Class 2 Division:
The Principal Variable Annuity	356,539	847,264	474,665	577,967
The Principal Variable Annuity With Purchase
Payment Credit Rider	201,305	453,675	210,391	270,617
Principal Investment Plus Variable Annuity	155,311	269,210	397,849	59,020
Principal Investment Plus Variable Annuity With
Purchase Rider	48,225	50,909	79,335	43,617

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	275,835	767,582	408,275	709,122
The Principal Variable Annuity With Purchase
Payment Credit Rider	145,467	232,830	133,895	197,952

102

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased Redeemed		Purchased Redeemed

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	168,868	109,533	220,485	48,572
Principal Investment Plus Variable Annuity With
Purchase Rider	53,983	45,157	114,683	44,583

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	1,098,741	488,101	882,470	372,984
Principal Investment Plus Variable Annuity With
Purchase Rider	373,688	207,903	351,132	154,546

Fidelity VIP II Contrafund Service Class Division:
The Principal Variable Annuity	600,005	1,707,976	742,835	1,319,389
The Principal Variable Annuity With Purchase
Payment Credit Rider	279,758	609,423	352,611	417,082

Fidelity VIP II Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	1,184,175	805,595	1,126,676	335,646
Principal Investment Plus Variable Annuity With
Purchase Rider	239,871	131,794	298,927	139,294

Fidelity VIP III Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	127,009	91,328	152,507	29,282
Principal Investment Plus Variable Annuity With
Purchase Rider	65,904	37,552	41,833	21,415

Goldman Sachs Structured Small Cap Equity Service
Class I Division:
Principal Investment Plus Variable Annuity	94,149	59,040	128,704	30,854
Principal Investment Plus Variable Annuity With
Purchase Rider	29,865	23,226	46,394	23,836

Goldman Sachs VIT Mid Cap Value Service Class I
Division:
Principal Investment Plus Variable Annuity	263,805	207,963	454,214	79,122
Principal Investment Plus Variable Annuity With
Purchase Rider	88,837	101,533	160,334	47,456

103

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased	Redeemed

Government & High Quality Bond Division:
Pension Builder Plus	2,543	284	11	3,273
Pension Builder Plus – Rollover IRA	–	6,106	–	2,218
Personal Variable	66,387	122,194	14,986	11,743
Premier Variable	529,981	598,945	444,988	304,729
Principal Freedom Variable Annuity	94,029	276,892	37,413	143,832
Principal Freedom 2 Variable Annuity	22,703	12,256	25,328	6,517
The Principal Variable Annuity	1,680,452	3,070,222	1,001,211	2,009,660
The Principal Variable Annuity With Purchase
Payment Credit Rider	795,295	1,253,295	479,307	788,308
Principal Investment Plus Variable Annuity	1,221,199	1,022,389	898,005	236,227
Principal Investment Plus Variable Annuity With
Purchase Rider	374,915	353,738	384,525	157,607

International Emerging Markets Division:
Premier Variable	80,132	57,968	217,281	144,859
The Principal Variable Annuity	366,560	896,473	713,049	671,561
The Principal Variable Annuity With Purchase
Payment Credit Rider	170,142	348,114	281,905	299,617
Principal Investment Plus Variable Annuity	359,748	261,392	420,840	131,168
Principal Investment Plus Variable Annuity With
Purchase Rider	153,007	113,100	188,803	85,495

International SmallCap Division:
Premier Variable	5,564	38,497	93,174	67,210
The Principal Variable Annuity	228,700	792,826	388,677	722,129
The Principal Variable Annuity With Purchase
Payment Credit Rider	93,556	233,942	142,979	208,636
Principal Investment Plus Variable Annuity	189,888	172,596	314,748	105,110
Principal Investment Plus Variable Annuity With
Purchase Rider	73,794	53,511	113,325	39,205

Janus Aspen Mid Cap Growth Service Shares Division:
The Principal Variable Annuity	253,040	590,093	419,220	370,216
The Principal Variable Annuity With Purchase
Payment Credit Rider	58,967	208,802	141,449	266,378

104

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased Redeemed		Purchased Redeemed

LargeCap Blend II Division:
The Principal Variable Annuity	353,620	1,521,804	647,300	960,949
The Principal Variable Annuity With Purchase
Payment Credit Rider	217,669	751,791	280,576	484,486
Principal Investment Plus Variable Annuity	2,544,338	1,444,602	2,632,407	685,967
Principal Investment Plus Variable Annuity With
Purchase Rider	737,439	510,239	835,909	253,664

LargeCap Growth Division:
Personal Variable	317,302	415,241	135,547	116,677
Premier Variable	401,193	908,028	528,100	594,353
The Principal Variable Annuity	226,302	917,826	162,598	827,511
The Principal Variable Annuity With Purchase
Payment Credit Rider	122,696	195,750	100,292	142,726
Principal Investment Plus Variable Annuity	199,630	74,475	133,593	23,155
Principal Investment Plus Variable Annuity With
Purchase Rider	63,841	54,073	53,358	16,938

LargeCap Growth I Division:
Premier Variable	26,518	27,178	45,167	5,065
Principal Freedom Variable Annuity	16,902	81,269	290,099	29,088
Principal Freedom 2 Variable Annuity	6,161	2,778	8,543	825
The Principal Variable Annuity	183,974	1,044,842	542,196	1,063,043
The Principal Variable Annuity With Purchase
Payment Credit Rider	93,597	242,525	269,194	151,581
Principal Investment Plus Variable Annuity	86,282	48,302	81,393	16,294
Principal Investment Plus Variable Annuity With
Purchase Rider	23,550	19,744	34,863	8,957

LargeCap S&P 500 Index Division:
Premier Variable	700,191	581,212	294,356	266,293
Principal Freedom Variable Annuity	59,972	446,840	84,337	324,811
Principal Freedom 2 Variable Annuity	55,792	41,924	91,323	38,420
The Principal Variable Annuity	679,443	2,151,942	853,612	1,651,643
The Principal Variable Annuity With Purchase
Payment Credit Rider	297,169	927,381	541,956	649,791
Principal Investment Plus Variable Annuity	908,689	476,279	778,913	214,717
Principal Investment Plus Variable Annuity With
Purchase Rider	163,389	122,848	271,092	128,050

105

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased Redeemed		Purchased	Redeemed

LargeCap Value Division:
Bankers Flexible Annuity	–	4,723	–	7,480
Pension Builder Plus	179	66,669	318	33,804
Pension Builder Plus – Rollover IRA	25,914	34,699	795	9,904
Personal Variable	74,620	192,255	43,341	43,192
Premier Variable	336,982	1,206,870	382,621	512,683
Principal Freedom Variable Annuity	28,536	186,040	43,469	149,379
Principal Freedom 2 Variable Annuity	17,745	5,288	49,790	3,726
The Principal Variable Annuity	154,978	1,172,225	248,423	959,978
The Principal Variable Annuity With Purchase
Payment Credit Rider	57,555	243,117	102,978	165,605
Principal Investment Plus Variable Annuity	194,692	222,979	243,430	62,182
Principal Investment Plus Variable Annuity With
Purchase Rider	45,133	54,617	90,868	18,973

LargeCap Value II Division:
Principal Investment Plus Variable Annuity	150,123	93,024	124,943	26,984
Principal Investment Plus Variable Annuity With
Purchase Rider	43,090	23,047	59,419	26,512

LargeCap Value III Division:
The Principal Variable Annuity	495,405	1,437,263	696,886	1,104,557
The Principal Variable Annuity With Purchase
Payment Credit Rider	283,738	643,817	298,129	387,453
Principal Investment Plus Variable Annuity	2,360,718	1,153,580	2,374,089	543,667
Principal Investment Plus Variable Annuity With
Purchase Rider	691,981	395,043	749,327	219,556

LifeTime Strategic Income Division:
Principal Freedom 2 Variable Annuity	9,734	53,557	160,385	8,016
The Principal Variable Annuity	124,292	64,018	62,858	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	29,727	21,068	–	–
Principal Investment Plus Variable Annuity	462,214	381,626	502,098	107,064
Principal Investment Plus Variable Annuity With
Purchase Rider	53,580	73,354	140,351	60,058

106

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased Redeemed		Purchased Redeemed

LifeTime 2010 Division:
Principal Freedom 2 Variable Annuity	150,152	71,885	315,702	37,265
The Principal Variable Annuity	132,207	41,983	23,052	8
The Principal Variable Annuity With Purchase
Payment Credit Rider	47,893	26,107	5,521	4
Principal Investment Plus Variable Annuity	695,190	728,316	1,266,310	372,687
Principal Investment Plus Variable Annuity With
Purchase Rider	40,974	117,547	184,379	65,626

LifeTime 2020 Division:
Principal Freedom 2 Variable Annuity	189,997	156,752	562,317	37,280
The Principal Variable Annuity	86,678	30,979	14,073	33
The Principal Variable Annuity With Purchase
Payment Credit Rider	49,755	23,763	7,983	3
Principal Investment Plus Variable Annuity	2,559,662	1,767,709	4,113,856	458,344
Principal Investment Plus Variable Annuity With
Purchase Rider	589,082	703,032	1,515,244	191,141

LifeTime 2030 Division:
Principal Freedom 2 Variable Annuity	182,170	55,776	254,406	2,545
The Principal Variable Annuity	48,509	5,378	6,707	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	4,064	440	1,334	–
Principal Investment Plus Variable Annuity	529,697	335,260	569,889	108,348
Principal Investment Plus Variable Annuity With
Purchase Rider	210,076	124,408	231,638	50,892

LifeTime 2040 Division:
Principal Freedom 2 Variable Annuity	17,230	20,982	35,447	146
The Principal Variable Annuity	5,223	1,728	2,359	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	3,635	211	–	–
Principal Investment Plus Variable Annuity	143,397	107,286	317,564	40,668
Principal Investment Plus Variable Annuity With
Purchase Rider	37,003	36,539	111,571	17,284

107

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased Redeemed

LifeTime 2050 Division:
Principal Freedom 2 Variable Annuity	–	–	21,072	1,769
The Principal Variable Annuity	10,278	1,539	2,101	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	3,420	3,420	–	–
Principal Investment Plus Variable Annuity	87,805	53,901	154,429	51,246
Principal Investment Plus Variable Annuity With
Purchase Rider	29,358	40,207	50,829	9,225

MidCap Blend Division:
Personal Variable	60,836	170,800	31,008	49,436
Premier Variable	202,969	482,249	272,229	402,139
Principal Freedom Variable Annuity	14,364	81,956	18,271	69,477
Principal Freedom 2 Variable Annuity	16,710	7,769	28,516	2,196
The Principal Variable Annuity	277,903	1,491,038	386,976	1,180,854
The Principal Variable Annuity With Purchase
Payment Credit Rider	127,678	386,712	171,618	263,767
Principal Investment Plus Variable Annuity	549,704	376,318	579,852	175,337
Principal Investment Plus Variable Annuity With
Purchase Rider	148,019	117,199	188,607	63,924

MidCap Growth I Division:
Premier Variable	3,722	15,250	146,369	143,001
Principal Freedom Variable Annuity	6,960	36,258	5,981	30,161
Principal Freedom 2 Variable Annuity	4,008	3,529	13,072	1,291
The Principal Variable Annuity	192,995	736,469	313,022	586,240
The Principal Variable Annuity With Purchase
Payment Credit Rider	78,626	306,553	115,208	263,946
Principal Investment Plus Variable Annuity	163,311	104,251	191,557	45,073
Principal Investment Plus Variable Annuity With
Purchase Rider	60,170	42,822	84,563	24,939

108

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased	Redeemed

MidCap Value II Division:
Premier Variable	9,806	19,246	181,618	159,760
Principal Freedom Variable Annuity	19,377	103,822	18,934	84,916
Principal Freedom 2 Variable Annuity	26,764	24,866	49,682	16,022
The Principal Variable Annuity	260,635	842,118	472,939	740,221
The Principal Variable Annuity With Purchase
Payment Credit Rider	158,173	414,730	213,823	291,919
Principal Investment Plus Variable Annuity	1,139,956	610,996	1,050,181	299,041
Principal Investment Plus Variable Annuity With
Purchase Rider	329,530	178,340	299,852	101,511

Money Market Division:
Pension Builder Plus	551	3,128	8,969	13,711
Pension Builder Plus – Rollover IRA	–	16	–	17
Personal Variable	448,478	412,778	467,205	402,427
Premier Variable	2,297,761	2,036,913	1,807,602	1,345,916
Principal Freedom Variable Annuity	410,122	323,114	143,294	190,834
Principal Freedom 2 Variable Annuity	167,287	56,895	100,751	71,681
The Principal Variable Annuity	9,195,993	5,389,053	6,107,024	5,181,658
The Principal Variable Annuity With Purchase
Payment Credit Rider	2,938,041	1,773,282	1,957,138	1,263,021
Principal Investment Plus Variable Annuity	4,968,099	2,908,092	2,229,046	1,705,591
Principal Investment Plus Variable Annuity With
Purchase Rider	1,501,062	963,694	1,273,102	1,049,775

Mortgage Securities Division
The Principal Variable Annuity	13,483	–	–	–
Principal Investment Plus Variable Annuity	12,112	4	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	314	195	–	–

Neuberger Berman AMT Partners I Class Division:
Principal Investment Plus Variable Annuity	97,584	68,857	142,142	23,592
Principal Investment Plus Variable Annuity With
Purchase Rider	36,566	25,793	30,250	18,994

Neuberger Berman AMT Small Cap Growth S Class Division:
Principal Investment Plus Variable Annuity	51,312	35,280	72,915	13,552
Principal Investment Plus Variable Annuity With
Purchase Rider	22,548	23,080	47,614	8,537

109

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased Redeemed

Neuberger Berman AMT Socially Responsive I Class
Division:
Principal Investment Plus Variable Annuity	128,230	55,331	167,800	46,512
Principal Investment Plus Variable Annuity With
Purchase Rider	21,715	7,130	26,075	7,716

Real Estate Securities Division:
Premier Variable	37,057	42,336	102,146	237,306
Principal Freedom 2 Variable Annuity	11,899	8,342	28,338	6,513
The Principal Variable Annuity	262,781	741,241	390,427	1,273,840
The Principal Variable Annuity With Purchase
Payment Credit Rider	144,380	366,522	229,375	541,709
Principal Investment Plus Variable Annuity	146,177	143,200	261,288	133,203
Principal Investment Plus Variable Annuity With
Purchase Rider	84,092	76,518	111,069	80,787

SAM Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	147,608	9,676	6,715	4,071
The Principal Variable Annuity	2,027,435	456,241	100,814	2
The Principal Variable Annuity With Purchase
Payment Credit Rider	1,127,490	225,792	26,138	630
Principal Investment Plus Variable Annuity	22,941,122	1,421,680	2,433,639	101,829
Principal Investment Plus Variable Annuity With
Purchase Rider	3,396,230	404,009	976,988	9,689

SAM Conservative Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	46,079	2,694
The Principal Variable Annuity	1,125,674	362,311	36,535	10,532
The Principal Variable Annuity With Purchase
Payment Credit Rider	533,878	197,494	33,371	33
Principal Investment Plus Variable Annuity	5,094,901	827,327	635,245	35,836
Principal Investment Plus Variable Annuity With
Purchase Rider	1,186,622	94,595	195,615	11,473

110

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased Redeemed

SAM Conservative Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	94,394	5,951	7,012	117
The Principal Variable Annuity	627,625	66,607	54,523	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	408,126	42,487	24,091	–
Principal Investment Plus Variable Annuity	1,264,941	240,913	413,989	4,478
Principal Investment Plus Variable Annuity With
Purchase Rider	684,476	80,580	179,643	4,729

SAM Flexible Income Portfolio Division:
The Principal Variable Annuity	2,249,073	635,097	5,356	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	1,066,548	321,879	19,529	–
Principal Investment Plus Variable Annuity	4,536,153	636,603	124,778	15,865
Principal Investment Plus Variable Annuity With
Purchase Rider	1,379,849	142,902	15,099	173

SAM Strategic Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	29,274	1,879	887	16
The Principal Variable Annuity	642,221	115,397	44,602	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	140,142	16,842	6,067	–
Principal Investment Plus Variable Annuity	1,174,204	346,747	403,213	2,117
Principal Investment Plus Variable Annuity With
Purchase Rider	458,779	50,769	213,975	7,422

Short Term Bond Division:
Principal Freedom Variable Annuity	30,264	178,245	20,377	76,914
Principal Freedom 2 Variable Annuity	1,630	1,798	8,064	903
The Principal Variable Annuity	605,528	1,541,653	683,459	807,391
The Principal Variable Annuity With Purchase
Payment Credit Rider	265,067	735,036	492,188	491,429
Principal Investment Plus Variable Annuity	2,873,201	3,134,346	3,497,744	835,226
Principal Investment Plus Variable Annuity With
Purchase Rider	711,922	978,904	1,153,906	442,603

111

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007
Division:	Purchased Redeemed		Purchased	Redeemed

Short-Term Income Division
The Principal Variable Annuity	5,929	402	–	–
Principal Investment Plus Variable Annuity	19,172	29	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	2,975	1	–	–

SmallCap Blend Division:
Premier Variable	80,443	44,855	10,536	2,330
Principal Freedom Variable Annuity	15,874	100,286	30,557	91,454
Principal Freedom 2 Variable Annuity	7,472	7,188	18,091	5,181
The Principal Variable Annuity	221,285	902,692	363,553	695,675
The Principal Variable Annuity With Purchase
Payment Credit Rider	112,927	313,176	133,330	240,409

SmallCap Growth II Division:
Premier Variable	2,579	6,422	129,287	119,085
Principal Freedom Variable Annuity	5,152	29,184	4,628	24,281
Principal Freedom 2 Variable Annuity	6,258	11,614	19,883	1,572
The Principal Variable Annuity	200,569	750,598	452,179	872,030
The Principal Variable Annuity With Purchase
Payment Credit Rider	88,848	186,354	107,101	145,022
Principal Investment Plus Variable Annuity	196,094	116,052	206,599	33,490
Principal Investment Plus Variable Annuity With
Purchase Rider	52,314	36,833	65,618	19,091

SmallCap Value I Division:
Premier Variable	45,544	28,339	64,512	86,492
Principal Freedom 2 Variable Annuity	10,024	11,484	39,168	1,640
The Principal Variable Annuity	178,269	678,392	305,208	621,718
The Principal Variable Annuity With Purchase
Payment Credit Rider	90,285	269,325	138,104	227,792
Principal Investment Plus Variable Annuity	676,808	547,123	888,588	202,859
Principal Investment Plus Variable Annuity With
Purchase Rider	183,563	171,493	251,870	74,037

T. Rowe Price Blue Chip Growth II Division:
Principal Investment Plus Variable Annuity	62,910	35,304	41,413	5,259
Principal Investment Plus Variable Annuity With
Purchase Rider	12,264	11,886	19,138	2,198

112

Principal Financial Group
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2008		2007

Division:	Purchased	Redeemed	Purchased	Redeemed

T. Rowe Price Health Sciences II Division:
Principal Investment Plus Variable Annuity	159,930	79,583	110,929	42,649
Principal Investment Plus Variable Annuity With
Purchase Rider	32,128	17,998	32,470	17,806

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	9,259	42,403	11,325	32,647

West Coast Equity Division:	223,940	56,347	–	–
Principal Freedom 2 Variable Annuity	7,978	3,257	2,213	81
Principal Investment Plus Variable Annuity	137,341	27,386	99,260	6,460
Principal Investment Plus Variable Annuity With
Purchase Rider	78,621	25,704	43,661	79

113

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2008, 2007, 2006, 2005 and 2004 in accordance with AICPA Audit and Accounting Guide for Investment Companies. Information for years prior to 2004 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

AIM V.I. Basic Value
Series I Division:
2008	136	$6.27 to $6.10	$842	1.04%	1.25% to 1.85% (52.32)% to (52.68)%
2007	113	13.15 to 12.89	1,479	0.55	1.25 to 1.85	0.28 to (0.33)
2006	82	13.12 to 12.93	1,073	0.64	1.25 to 1.85	11.80 to 11.13
2005 (4)	13	11.73 to 11.64	154	0.19	1.25 to 1.85	3.76 to 3.25

AIM V.I. Capital
Appreciation Series I
Division:
2008	992	6.20 to 6.10	6,141	-	1.25 to 1.85	(43.22) to (43.62)
2007	1,295	10.92 to 10.82	14,126	-	1.25 to 1.85	10.61 to 9.95
2006 (5)	1,579	9.88 to 9.84	15,582	0.07	1.25 to 1.85	(1.12) to (1.52)

AIM V.I. Core Equity
Series I Division:
2008	4,018	7.57 to 7.21	30,085	1.97	1.25 to 1.85	(31.06) to (31.46)
2007	5,185	10.98 to 10.52	56,331	1.05	1.25 to 1.85	6.77 to 6.12
2006	6,064	10.28 to 9.91	61,828	0.61	1.25 to 1.85	15.26 to 14.57
2005	3,755	8.92 to 8.65	33,287	1.45	1.25 to 1.85	3.96 to 3.35
2004	4,303	8.58 to 8.37	36,736	0.95	1.25 to 1.85	7.65 to 7.03

114

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

AIM V.I. Dynamics
Series I Division:
2008	316	$5.83 to $5.57	$1,800	- % 1.25% to 1.85% (48.72)% to (48.99)%
2007	395	11.37 to 10.92	4,416	-	1.25 to 1.85	10.79 to 10.12
2006	303	10.26 to 9.92	3,068	-	1.25 to 1.85	14.68 to 13.99
2005	289	8.95 to 8.70	2,558	-	1.25 to 1.85	9.41 to 8.61
2004	313	8.18 to 8.01	2,536	–	1.25 to 1.85	11.90 to 11.25

AIM V.I. Global Health
Care Series I
Division:
2008	1,002	8.55 to 8.16	8,405	-	1.25 to 1.85	(29.46) to (29.96)
2007	1,170	12.12 to 11.65	13,957	–	1.25 to 1.85	10.46 to 9.79
2006	1,279	10.98 to 10.61	13,857	–	1.25 to 1.85	3.93 to 3.31
2005	1,366	10.56 to 10.27	14,276	-	1.25 to 1.85	6.77 to 6.20
2004	1,474	9.89 to 9.67	14,456	–	1.25 to 1.85	6.23 to 5.57

AIM V.I. International
Growth Series I
Division:
2008 (8)	18	6.08 to 6.05	112	1.65	1.25 to 1.85	(39.14) to (39.44)

AIM V.I. Small Cap
Equity Series I
Division:
2008	410	10.01 to 9.75	4,072	-	1.25 to 1.85	(32.18) to (32.62)
2007	413	14.76 to 14.47	6,049	0.05	1.25 to 1.85	(1.03) to 3.25
2006	55	14.21 to 14.01	775	–	1.25 to 1.85	15.98 to 15.29
2005 (4)	13	12.25 to 12.15	160	-	1.25 to 1.85	6.61 to 6.04

AIM V.I. Technology
Series I Division:
2008	807	3.53 to 3.37	2,798	-	1.25 to 1.85	(45.19) to (45.56)
2007	1,034	6.44 to 6.19	6,561	–	1.25 to 1.85	6.36 to 5.72
2006	1,028	6.06 to 5.86	6,148	–	1.25 to 1.85	9.11 to 8.46
2005	1,137	5.55 to 5.40	6,245	-	1.25 to 1.85	0.91 to 0.37
2004	1,233	5.50 to 5.38	6,738	–	1.25 to 1.85	3.19 to 2.67

115

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Alliance Bernstein VP
Series Small Cap
Growth Class A
Division:
2008	147	$8.35 to $8.13	$1,217	-%	1.25% to 1.85%	(46.23)% to (46.58)%
2007	120	15.53 to 15.22	1,843	–	1.25 to 1.85	12.65 to 11.97
2006	72	13.78 to 13.59	994	–	1.25 to 1.85	9.31 to 8.66
2005 (4)	22	12.61 to 12.51	271	–	1.25 to 1.85	6.34 to 5.81

American Century VP
Income & Growth
Division:
2008	2,330	7.96 to 7.40	17,876	2.11	0.85 to 1.85	(35.13) to (35.82)
2007	2,869	12.27 to 11.53	34,147	1.87	0.85 to 1.85	(0.92) to (1.91)
2006	3,173	12.38 to 11.76	38,341	1.80	0.85 to 1.85	16.10 to 14.95
2005	3,373	10.66 to 10.23	35,269	1.94	0.85 to 1.85	3.70 to 2.71
2004	3,343	10.28 to 9.96	33,859	1.29	0.85 to 1.85	12.10 to 10.91

American Century VP I
Ultra Division:
2008	715	6.25 to 5.97	4,393	-	1.25 to 1.85	(42.18) to (42.54)
2007	907	10.81 to 10.39	9,654	-	1.25 to 1.85	19.51 to 18.79
2006	1,057	9.04 to 8.74	9,446	–	1.25 to 1.85	(4.47) to (5.04)
2005	1,132	9.47 to 9.21	10,612	-	1.25 to 1.85	0.96 to 0.33
2004	1,148	9.38 to 9.18	10,692	–	1.25 to 1.85	9.20 to 8.64

American Century VP I
Vista Division:
2008	203	9.41 to 9.17	1,892	-	1.25 to 1.85	(49.27) to (49.56)
2007	163	18.55 to 18.18	2,996	-	1.25 to 1.85	38.03 to 37.20
2006	52	13.44 to 13.25	694	–	1.25 to 1.85	7.66 to 7.01
2005 (4)	25	12.48 to 12.38	313	-	1.25 to 1.85	4.22 to 3.70

American Century VP II
Inflation Protection
Division:
2008	6,325	10.77 to 10.49	67,684	4.86	1.25 to 1.85	(2.89) to (3.50)
2007	6,990	11.09 to 10.87	77,061	4.39	1.25 to 1.85	8.17 to 7.52
2006	4,767	10.25 to 10.11	48,661	3.17	1.25 to 1.85	0.33 to (0.27)
2005 (4)	1,787	10.22 to 10.13	18,214	4.75	1.25 to 1.85	0.88 to 0.37

116

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value				Total Return (3)
		Corresponding to	Net	Investment	Expense	Corresponding to
	Units	Lowest to Highest	Assets	Income	Ratio (2)	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Lowest to Highest	Expense Ratio

American Century VP II
Ultra Division:
2008	6,614	$7.41 to $7.22	$48,692	-%	1.25% to 1.85%	(42.38)% to (42.74)%
2007	4,877	12.86 to 12.61	62,389	–	1.25 to 1.85	19.33 to 18.62
2006	3,842	10.78 to 10.63	41,243	–	1.25 to 1.85	(4.59) to (5.16)
2005 (4)	1,379	11.30 to 11.20	15,536	–	1.25 to 1.85	3.06 to 2.54

American Century VP II
Value Division:
2008	2,665	9.88 to 9.49	25,960	2.38	1.25 to 1.85	(27.67) to (28.16)
2007	3,286	13.66 to 13.21	44,384	1.46	1.25 to 1.85	(6.49) to (7.05)
2006	3,494	14.61 to 14.21	50,565	1.17	1.25 to 1.85	17.00 to 16.30
2005	3,366	12.49 to 12.22	41,722	0.65	1.25 to 1.85	3.57 to 2.95
2004	2,631	12.06 to 11.87	31,569	0.60	1.25 to 1.85	12.71 to 12.09

Asset Allocation
Division:
2008	2,701	1.11 to 18.84	50,513	3.02	0.51 to 1.85	(25.15) to (26.20)
2007	3,276	1.49 to 25.53	85,057	1.39	0.42 to 1.85	11.31 to 9.72
2006	3,514	1.34 to 23.27	84,221	0.77	0.42 to 1.85	12.29 to 10.71
2005	4,008	1.19 to 21.02	84,245	1.65	0.42 to 1.85	5.31 to 3.85
2004	4,337	1.13 to 20.24	87,504	3.26	0.42 to 1.85	7.62 to 6.47

Balanced Division:
2008	4,571	1.61 to 13.91	44,975	3.67	0.41 to 1.85	(31.21) to (32.21)
2007	5,932	2.34 to 20.52	85,957	2.60	0.42 to 1.85	4.93 to 3.43
2006	6,432	2.17 to 19.84	92,320	2.49	0.42 to 1.85	10.73 to 9.40
2005	7,824	2.01 to 18.13	98,501	2.59	0.42 to 1.85	6.35 to 4.80
2004	11,449	1.84 to 17.30	109,503	2.12	0.42 to 1.85	8.88 to 8.06

Bond & Mortgage
Securities Division:
2008 (10)	16,901	1.79 to 15.07	238,616	6.18	0.44 to 1.85	(17.41) to (18.58)
2007	20,618	2.17 to 18.51	358,686	4.24	0.42 to 1.85	2.97 to 1.50
2006	18,814	2.11 to 18.24	319,793	3.87	0.42 to 1.85	4.21 to 2.73
2005	17,587	2.02 to 17.75	280,484	4.32	0.42 to 1.85	2.02 to 0.63
2004	18,219	1.92 to 17.64	252,489	4.56	0.42 to 1.85	1.59 to 3.04

Diversified International
Division:
2008	11,444	1.85 to 15.70	151,539	1.79	0.41 to 1.85	(46.44) to (47.19)
2007	13,180	3.46 to 29.73	325,698	0.91	0.42 to 1.85	15.60 to 13.95
2006	13,309	2.99 to 26.09	290,731	1.18	0.42 to 1.85	27.43 to 25.63
2005	13,536	2.35 to 20.77	228,177	1.03	0.42 to 1.85	23.04 to 21.53
2004	15,016	1.91 to 17.09	184,002	0.94	0.42 to 1.85	20.89 to 18.76

117

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Dreyfus IP Technology
Growth Service
Shares Division:
2008	90	$7.98 to $7.78	$710	-%	1.25% to 1.85% (42.01)% to (42.33)%
2007	75	13.76 to 13.49	1,018	-	1.25 to 1.85	13.01 to 12.33
2006	37	12.18 to 12.00	452	–	1.25 to 1.85	2.75 to 2.13
2005 (4)	13	11.85 to 11.75	159	-	1.25 to 1.85	8.18 to 7.64

Equity Income Division:
2008 (11)	21,213	0.85 to 6.69	142,949	2.55	0.48 to 1.85	(34.22) to (35.17)
2007 (6)	20,275	1.29 to 10.32	209,477	0.94	0.42 to 1.85	5.73 to 3.46

Fidelity VIP Equity-
Income Service Class
2 Division:
2008	4,936	7.88 to 7.57	38,384	2.15	1.25 to 1.85	(43.51) to (43.88)
2007	5,796	13.95 to 13.49	79,977	1.62	1.25 to 1.85	0.01 to (0.59)
2006	5,585	13.95 to 13.57	77,174	2.96	1.25 to 1.85	18.44 to 17.74
2005	5,125	11.78 to 11.53	59,908	1.31	1.25 to 1.85	3.57 to 3.64
2004	4,327	11.30 to 11.12	48,616	1.05	1.25 to 1.85	9.92 to 9.23

Fidelity VIP Growth
Service Class
Division:
2008	2,945	5.72 to 5.45	16,640	0.68	1.25 to 1.85	(47.91) to (48.19)
2007	3,524	10.98 to 10.52	38,299	0.62	1.25 to 1.85	25.29 to 24.53
2006	3,889	8.76 to 8.45	33,789	0.30	1.25 to 1.85	5.41 to 4.78
2005	4,630	8.31 to 8.06	38,238	0.40	1.25 to 1.85	4.40 to 3.73
2004	5,219	7.96 to 7.77	41,373	0.16	1.25 to 1.85	1.92 to 1.30

Fidelity VIP Growth
Service Class 2
Division:
2008	675	7.84 to 7.64	5,242	0.61	1.25 to 1.85	(47.98) to (48.27)
2007	607	15.07 to 14.77	9,071	0.30	1.25 to 1.85	25.08 to 24.33
2006	364	12.05 to 11.88	4,365	0.09	1.25 to 1.85	5.25 to 4.62
2005 (4)	115	11.45 to 11.35	1,309	-	1.25 to 1.85	5.90 to 5.37

Fidelity VIP Overseas
Service Class 2
Division:
2008	3,679	10.24 to 9.97	37,380	2.74	1.25 to 1.85	(44.65) to (45.01)
2007	2,903	18.50 to 18.13	53,358	2.91	1.25 to 1.85	15.59 to 14.90
2006	2,197	16.00 to 15.78	35,000	0.42	1.25 to 1.85	16.31 to 15.62
2005 (4)	882	13.76 to 13.65	12,096	-	1.25 to 1.85	15.13 to 14.56

118

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Fidelity VIP II
Contrafund Service
Class Division:
2008	5,998	$9.73 to$9.26	$57,669	0.83%	1.25% to 1.85% (43.30)% to (43.71)%
2007	7,435	17.16 to 16.45	126,342	0.83	1.25 to 1.85	16.04 to 15.34
2006	8,076	14.79 to 14.26	118,478	1.10	1.25 to 1.85	10.21 to 9.55
2005	7,983	13.42 to 13.02	106,462	0.19	1.25 to 1.85	15.39 to 14.71
2004	7,170	11.63 to 11.35	82,971	0.23	1.25 to 1.85	13.91 to 13.27

Fidelity VIP II
Contrafund Service
Class 2 Division:
2008	3,058	9.45 to 9.21	28,737	0.84	1.25 to 1.85	(43.41) to (43.70)
2007	2,571	16.70 to 16.36	42,751	0.90	1.25 to 1.85	15.84 to 15.14
2006	1,620	14.41 to 14.21	23,281	1.10	1.25 to 1.85	10.05 to 9.39
2005 (4)	528	13.10 to 12.99	6,902	-	1.25 to 1.85	13.29 to 12.72

Fidelity VIP III Mid
Cap Service Class 2
Division:
2008	490	10.60 to 10.32	5,161	0.24	1.25 to 1.85	(40.35) to (40.72)
2007	426	17.77 to 17.41	7,539	0.49	1.25 to 1.85	13.90 to 13.21
2006	283	15.60 to 15.38	4,393	0.09	1.25 to 1.85	11.01 to 10.35
2005 (4)	71	14.05 to 13.94	997	-	1.25 to 1.85	12.50 to 11.94

Goldman Sachs
Structured Small Cap
Equity Service Class I
Division:
2008	460	7.24 to 7.06	3,310	0.71	1.25 to 1.85	(34.89) to (35.23)
2007	419	11.12 to 10.90	4,626	0.42	1.25 to 1.85	(17.53) to (18.02)
2006	298	13.48 to 13.29	4,001	0.94	1.25 to 1.85	10.88 to 10.22
2005 (4)	94	12.16 to 12.06	1,146	0.60	1.25 to 1.85	5.70 to 5.18

Goldman Sachs VIT
Mid Cap Value
Service Class I
Division:
2008	1,385	9.42 to 9.17	12,939	1.07	1.25 to 1.85	(37.82) to (38.25)
2007	1,341	15.15 to 14.85	20,193	0.93	1.25 to 1.85	1.91 to 1.30
2006	853	14.86 to 14.65	12,621	1.43	1.25 to 1.85	14.72 to 14.04
2005 (4)	253	12.96 to 12.85	3,272	1.31	1.25 to 1.85	8.95 to 8.41

119

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Government & High
Quality Bond
Division:
2008	14,592	$2.23 to $17.65	$237,197	4.95%	0.42% to 1.85%	(2.05)% to (3.45)%
2007	16,521	2.27 to 18.28	277,392	4.61	0.42 to 1.85	4.46 to 2.97
2006	16,900	2.18 to 17.75	276,598	4.15	0.42 to 1.85	3.79 to 2.32
2005	18,392	2.10 to 17.35	286,799	4.41	0.42 to 1.85	1.45 to 0.15
2004	22,005	2.07 to 17.32	306,512	4.73	0.42 to 1.85	3.50 to 1.64

International Emerging
Markets Division:
2008	3,574	2.02 to 17.67	62,435	1.14	0.43 to 1.85	(55.05) to (55.69)
2007	4,121	4.49 to 39.88	163,677	0.91	0.42 to 1.85	41.51 to 39.49
2006	3,632	3.17 to 28.59	104,347	-	0.42 to 1.85	37.74 to 35.79
2005	3,018	2.30 to 21.06	62,694	1.34	0.42 to 1.85	33.72 to 21.62
2004	2,096	1.72 to 15.97	32,241	0.79	0.42 to 1.85	24.46 to 22.56

International SmallCap
Division:
2008	3,437	1.33 to 15.55	54,645	2.09	0.40 to 1.85	(50.49) to (51.21)
2007	4,137	2.70 to 31.87	133,593	1.47	0.42 to 1.85	8.75 to 7.21
2006	4,226	2.48 to 29.72	127,551	0.52	0.42 to 1.85	29.83 to 28.00
2005	4,454	1.91 to 23.22	102,214	0.53	0.42 to 1.85	28.19 to 19.76
2004	4,109	1.49 to 18.32	74,478	0.76	0.42 to 1.85	29.57 to 27.84

Janus Aspen Mid Cap
Growth Service
Shares Division:
2008	1,967	5.16 to 4.92	9,984	0.06	1.25 to 1.85	(44.58) to (44.84)
2007	2,454	9.31 to 8.92	22,519	0.07	1.25 to 1.85	20.22 to 19.50
2006	2,530	7.74 to 7.47	19,323	-	1.25 to 1.85	11.90 to 11.23
2005	2,681	6.92 to 6.71	18,346	-	1.25 to 1.85	10.54 to 10.00
2004	2,849	6.26 to 6.10	17,665	-	1.25 to 1.85	19.01 to 18.22

LargeCap Blend II
Division:
2008 (12)	16,533	8.48 to 8.15	138,623	1.40	1.25 to 1.85	(37.23) to (37.60)
2007	16,908	13.51 to 13.06	226,044	0.67	1.25 to 1.85	3.81 to 3.19
2006	14,897	13.01 to 12.65	192,106	0.62	1.25 to 1.85	14.38 to 13.70
2005	11,345	11.37 to 11.13	128,134	0.01	1.25 to 1.85	3.44 to 3.17
2004	7,891	11.00 to 10.82	86,333	1.18	1.25 to 1.85	9.02 to 8.31

120

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value				Total Return (3)
		Corresponding to		Investment	Expense	Corresponding to
	Units	Lowest to Highest	Net Assets	Income	Ratio (2)	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Lowest to Highest	Expense Ratio

LargeCap Growth
Division:
2008 (13)	6,697	$1.36 to $12.01	$49,772	0.52%	0.41% to 1.85%	(43.40)% to (44.19)%
2007	7,931	2.40 to 21.52	104,201	0.17	0.42 to 1.85	22.68 to 20.93
2006	8,539	1.95 to 17.80	96,085	0.27	0.42 to 1.85	9.46 to 7.91
2005	10,265	1.79 to 16.49	101,200	0.73	0.42 to 1.85	11.88 to 10.05
2004	16,647	1.60 to 14.99	114,994	0.33	0.42 to 1.85	8.84 to 7.38

LargeCap Growth I
Division:
2008 (14)	4,983	0.68 to 17.99	89,910	0.17	0.49 to 1.85	(40.85) to (41.69)
2007	6,013	1.14 to 30.85	185,017	0.53	0.42 to 1.85	8.14 to 6.52
2006	6,016	1.06 to 28.96	179,750	–	0.42 to 1.85	5.71 to 4.27
2005	6,904	1.00 to 27.78	195,218	–	0.42 to 1.85	7.53 to 5.59
2004	7,862	0.93 to 26.31	207,318	0.53	0.42 to 1.85	8.14 to 7.34

LargeCap S& P 500
Index Division:
2008 (15)	12,828	0.80 to 6.50	82,148	2.42	0.43 to 1.85	(37.36) to (38.21)
2007	14,712	1.28 to 10.52	154,077	1.39	0.42 to 1.85	4.70 to 3.21
2006	15,070	1.22 to 10.19	152,650	1.33	0.42 to 1.85	15.09 to 13.46
2005	15,133	1.06 to 8.98	134,689	0.03	0.42 to 1.85	3.92 to 2.56
2004	14,735	1.02 to 8.76	127,190	1.60	0.42 to 1.85	9.68 to 8.42

LargeCap Value
Division:
2008 (16)	8,481	2.34 to 17.68	97,288	2.36	0.41 to 1.85	(35.44) to (36.36)
2007	10,935	3.63 to 27.78	193,783	1.66	0.42 to 1.85	(0.52) to (1.94)
2006	11,695	3.65 to 28.33	213,650	1.57	0.42 to 1.85	19.45 to 17.76
2005	13,018	3.05 to 24.06	198,490	0.01	0.42 to 1.85	6.27 to 4.85
2004	17,135	2.87 to 22.94	214,377	1.43	0.42 to 1.85	11.67 to 10.29

LargeCap Value II
Division:
2008 (17)	502	8.08 to 7.87	4,022	0.03	1.25 to 1.85	(38.23) to (38.61)
2007	425	13.08 to 12.82	5,523	2.22	1.25 to 1.85	(2.56) to (3.14)
2006	294	13.42 to 13.24	3,927	1.70	1.25 to 1.85	18.08 to 17.37
2005 (4)	133	11.37 to 11.28	1,511	2.48	1.25 to 1.85	1.49 to 0.99

LargeCap Value III
Division:
2008 (18)	13,977	8.17 to7.85	113,001	2.34	1.25 to 1.85	(41.56) to (41.89)
2007	13,775	13.98 to 13.51	190,694	1.26	1.25 to 1.85	(4.92) to (5.49)
2006	11,912	14.70 to 14.30	173,683	0.94	1.25 to 1.85	20.04 to 19.33
2005	9,023	12.24 to 11.98	109,779	0.01	1.25 to 1.85	2.59 to 3.51
2004	6,391	11.76 to 11.58	74,817	1.59	1.25 to 1.85	11.68 to 11.03

121

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to		Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Net Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

LifeTime Strategic
Income Division:
2008	1,811	$8.17 to $8.94	$16,446	3.91%	0.95% to 1.85%	(24.63)% to (25.25)%
2007	1,725	10.84 to 11.97	20,783	1.19	0.95 to 1.85	1.15 to (0.06)
2006	1,035	10.71 to 11.93	12,491	0.13	0.95 to 1.85	1.69 to 8.24
2005 (4)	490	11.11 to 11.02	5,446	-	1.25 to 1.85	4.35 to 3.83

LifeTime 2010 Division:
2008	3,489	7.63 to 8.58	30,145	4.31	0.95 to 1.85	(31.57) to (32.17)
2007	3,408	11.15 to 12.66	43,289	1.12	0.95 to 1.85	2.75 to 0.95
2006	2,089	10.85 to 12.43	26,166	0.04	0.95 to 1.85	2.75 to 10.24
2005 (4)	1,126	11.36 to 11.27	12,780	-	1.25 to 1.85	4.67 to 4.15

LifeTime 2020 Division:
2008	13,611	7.48 to 8.67	119,536	4.33	0.95 to 1.85	(34.79) to (35.35)
2007	12,818	11.47 to 13.42	173,292	0.49	0.95 to 1.85	3.87 to 1.54
2006	7,291	11.04 to 13.03	95,945	-	0.95 to 1.85	3.41 to 13.06
2005 (4)	2,259	11.62 to 11.52	26,189	-	1.25 to 1.85	5.41 to 4.89

LifeTime 2030 Division:
2008	2,269	7.28 to 8.43	18,995	4.09	0.95 to 1.85	(36.97) to (37.60)
2007	1,816	11.55 to 13.52	24,342	0.35	0.95 to 1.85	4.96 to 1.97
2006	914	11.01 to 12.99	11,982	0.01	0.95 to 1.85	3.90 to 12.73
2005 (4)	280	11.61 to 11.52	3,241	-	1.25 to 1.85	5.21 to 4.68

LifeTime 2040 Division:
2008	839	7.12 to 8.39	7,122	3.94	0.95 to 1.85	(38.73) to (39.33)
2007	799	11.62 to 13.84	11,107	0.29	0.95 to 1.85	5.52 to 2.13
2006	390	11.01 to 13.22	5,191	0.02	0.95 to 1.85	4.22 to 13.03
2005 (4)	123	11.79 to 11.70	1,449	-	1.25 to 1.85	5.48 to 4.95

LifeTime 2050 Division:
2008	458	7.03 to 8.32	3,856	4.05	0.95 to 1.85	(39.60) to (40.19)
2007	426	11.64 to 13.92	5,960	0.21	0.95 to 1.85	5.61 to 2.26
2006	260	11.02 to 13.29	3,485	0.01	1.25 to 1.85	4.59 to 13.38
2005 (4)	66	11.82 to 11.73	774	-	1.25 to 1.85	5.46 to 4.94

MidCap Blend Division:
2008 (19)	9,635	2.99 to 25.81	211,731	0.63	0.44 to 1.85	(34.20) to (35.15)
2007	11,351	4.54 to 39.80	380,164	0.61	0.42 to 1.85	8.99 to 7.43
2006	11,881	4.17 to 37.04	367,161	1.03	0.42 to 1.85	13.75 to 12.14
2005	13,033	3.66 to 33.03	339,324	0.09	0.42 to 1.85	8.61 to 7.21
2004	15,701	3.37 to 30.81	322,650	1.18	0.42 to 1.85	17.42 to 15.57

122

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to		Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Net Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

MidCap Growth I
Division:
2008 (20)	3,706	$0.85 to $7.58	$29,096	0.09%	0.27% to 1.85%	(41.39)% to (42.23)%
2007	4,441	1.45 to 13.12	59,984	0.11	0.42 to 1.85	10.31 to 8.74
2006	4,666	1.31 to 12.06	57,787	-	0.42 to 1.85	9.20 to 7.64
2005	4,764	1.20 to 11.21	53,923	-	0.42 to 1.85	13.21 to 10.74
2004	4,811	1.06 to 10.04	48,681	–	0.42 to 1.85	11.58 to 9.73

MidCap Value II
Division:
2008 (21)	7,324	1.00 to 8.78	66,670	0.89	0.66 to 1.85	(44.15) to (44.95)
2007	7,574	1.80 to 15.95	125,209	0.64	0.42 to 1.85	(1.45) to (2.86)
2006	6,981	1.83 to 16.42	119,378	0.24	0.42 to 1.85	12.80 to 11.20
2005	6,389	1.62 to 14.76	94,905	-	0.42 to 1.85	10.20 to 6.72
2004	4,931	1.47 to 13.60	66,587	0.10	0.42 to 1.85	22.50 to 20.35

Money Market
Division:
2008	20,768	1.71 to 13.78	244,388	2.44	0.40 to 1.85	2.15 to 0.73
2007	12,707	1.68 to 13.68	131,679	4.73	0.42 to 1.85	4.55 to 2.96
2006	9,838	1.60 to 13.29	94,506	4.53	0.42 to 1.85	4.32 to 2.71
2005	9,888	1.54 to 12.94	82,162	2.64	0.42 to 1.85	2.67 to 0.78
2004	12,349	1.50 to 2.13	89,606	0.88	0.42 to 2.16	0.00 to (0.93)

Mortgage Securities
Division:
2008 (9)	26	10.10 to 5.17	259	-	0.85 to 1.85	1.20 to (48.20)

Neuberger Berman
AMT Partners I
Class Division:
2008	479	7.69 to 7.49	3,660	0.54	1.25 to 1.85	(53.00) to (53.28)
2007	440	16.36 to 16.03	7,154	0.70	1.25 to 1.85	7.97 to 7.32
2006	310	15.15 to 14.94	4,672	0.96	1.25 to 1.85	10.85 to 10.19
2005 (4)	65	13.67 to 13.55	884	1.51	1.25 to 1.85	11.12 to 10.57

Neuberger Berman
AMT Small Cap
Growth S Class
Division:
2008 (25)	288	6.87 to 6.69	1,961	0.00	1.25 to 1.85	(40.21) to (40.59)
2007	273	11.49 to 11.26	3,111	-	1.25 to 1.85	(0.74) to (1.34)
2006	174	11.58 to 11.42	2,008	-	1.25 to 1.85	3.95 to 3.33
2005 (4)	58	11.14 to 11.05	640	-	1.25 to 1.85	4.32 to 3.80

123

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Neuberger Berman
AMT Socially
Responsive I Class
Division:
2008	413	$8.65 to $8.43	$3,555	2.30%	1.25% to 1.85%	(40.22)% to (40.55)%
2007	325	14.47 to 14.18	4,689	0.10	1.25 to 1.85	6.27 to 5.63
2006	186	13.62 to 13.43	2,519	0.14	1.25 to 1.85	12.29 to 11.62
2005 (4)	64	12.13 to 12.03	773	-	1.25 to 1.85	5.57 to 5.22

Real Estate Securities
Division:
2008	3,393	1.74 to 18.68	64,057	2.39	0.47 to 1.85	(33.14) to (34.09)
2007	4,085	2.61 to 28.34	116,915	0.83	0.42 to 1.85	(18.04) to (19.21)
2006	5,236	3.18 to 35.07	181,645	1.59	0.42 to 1.85	35.90 to 34.11
2005	5,253	2.34 to 26.15	133,793	0.02	0.42 to 1.85	15.27 to 13.74
2004	5,230	2.03 to 22.99	115,811	2.28	0.42 to 1.85	34.44 to 32.05

SAM Balanced Portfolio
Division:
2008	30,551	7.56 to 7.44	229,327	3.52	0.95 to 1.85	(26.82) to (27.56)
2007 (7)	3,428	10.33 to 10.28	35,315	0.06	0.95 to 1.85	3.35 to 2.20

SAM Conservative
Balanced Portfolio
Division:
2008	7,346	8.25 to 8.12	60,144	3.11	0.95 to 1.85	(19.98) to (20.70)
2007 (7)	843	10.31 to 10.25	8,661	0.29	0.95 to 1.85	3.07 to 1.64

SAM Conservative
Growth Portfolio
Division:
2008	3,313	6.85 to 6.74	22,494	3.79	0.95 to 1.85	(33.75) to (34.37)
2007 (7)	670	10.34 to 10.28	6,902	0.54	0.95 to 1.85	3.30 to 2.62

SAM Flexible Income
Portfolio Division:
2008	7,644	8.75 to 8.62	66,370	4.86	0.95 to 1.85	(14.55) to (15.32)
2007 (7)	149	10.24 to 10.19	1,519	0.49	0.95 to 1.85	2.43 to 1.12

SAM Strategic Growth
Portfolio Division:
2008	2,572	6.40 to 6.31	16,339	3.61	0.95 to 1.85	(38.04) to (38.56)
2007 (7)	659	10.33 to 10.27	6,786	0.18	0.95 to 1.85	3.16 to 2.87

124

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

Short Term Bond
Division:
2008	12,560	$9.38 to $8.87	$114,329	4.85%	0.85% to 1.85%	(12.42)% to (13.29)%
2007	14,642	10.71 to 10.23	152,978	3.29	0.85 to 1.85	2.19 to 1.17
2006	11,441	10.48 to 10.11	117,594	2.22	0.85 to 1.85	3.56 to 2.53
2005	8,171	10.12 to 9.86	81,529	1.51	0.85 to 1.85	0.94 to 0.46
2004	5,485	10.03 to 9.87	54,515	–	0.85 to 1.85	0.50 to (0.50)

Short-Term Income
Division:
2008 (9)	28	9.99 to 5.12	261	-	0.85 to 1.85	0.30 to (48.59)

SmallCap Blend
Division:
2008 (22)	3,928	0.84 to 8.01	32,501	0.45	0.43 to 1.85	(37.00) to (37.86)
2007	4,859	1.33 to 12.89	65,212	0.31	0.42 to 1.85	1.22 to (0.23)
2006	5,338	1.31 to 12.92	71,752	0.16	0.42 to 1.85	12.23 to 10.64
2005	5,934	1.17 to 11.68	70,854	0.02	0.42 to 1.85	6.36 to 5.13
2004	5,891	1.10 to 11.11	66,830	–	0.42 to 1.85	19.57 to 17.57

SmallCap Growth II
Division:
2008 (23)	3,794	0.49 to 6.17	24,055	-	0.43 to 1.85	(41.39) to (42.28)
2007	4,379	0.83 to 10.69	47,856	-	0.42 to 1.85	4.48 to 3.06
2006	4,608	0.80 to 10.37	48,773	-	0.42 to 1.85	8.52 to 6.98
2005	4,861	0.73 to 9.69	46,695	-	0.42 to 1.85	5.80 to 4.72
2004	5,065	0.69 to 9.26	46,544	–	0.42 to 1.85	11.29 to 9.20

SmallCap Value I
Division:
2008 (24)	4,949	1.23 to 14.89	74,626	0.98	0.41 to 1.85	(32.10) to (33.08)
2007	5,471	1.81 to 22.25	123,310	0.36	0.42 to 1.85	(9.90) to (11.18)
2006	4,998	2.01 to 25.05	126,060	0.29	0.42 to 1.85	18.24 to 16.47
2005	4,563	1.70 to 21.51	95,378	0.04	0.42 to 1.85	5.59 to 4.28
2004	3,973	1.61 to 20.63	78,298	0.17	0.42 to 1.85	22.90 to 20.86

T. Rowe Price Blue
Chip Growth II
Division:
2008	164	7.86 to 7.66	1,278	0.11	1.25 to 1.85	(43.37) to (43.68)
2007	136	13.88 to 13.60	1,872	0.11	1.25 to 1.85	11.08 to 10.42
2006	83	12.49 to 12.32	1,028	0.24	1.25 to 1.85	7.97 to 7.33
2005 (4)	56	11.57 to 11.48	644	0.28	1.25 to 1.85	7.40 to 6.86

125

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		Unit Fair Value			Expense	Total Return (3)
		Corresponding to	Net	Investment	Ratio (2)	Corresponding to
	Units	Lowest to Highest	Assets	Income	Lowest to	Lowest to Highest
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Expense Ratio

T. Rowe Price Health
Sciences II Division:
2008	339	$11.08 to $10.79	$3,736	0.00%	1.25% to 1.85%	(30.05)% to (30.48)%
2007	245	15.84 to 15.52	3,858	–	1.25 to 1.85	16.24 to 15.54
2006	162	13.62 to 13.43	2,197	–	1.25 to 1.85	7.09 to 6.45
2005 (4)	43	12.72 to 12.62	551	–	1.25 to 1.85	19.54 to 18.94

Templeton Growth
Securities Class 2
Division:
2008	105	11.01	1,158	1.81	0.85	(42.81)
2007	138	19.25	2,663	1.33	0.85	1.48
2006	160	18.97	3,029	1.28	0.85	20.78
2005	146	15.70	2,287	1.07	0.85	7.90
2004	127	14.55	1,852	1.11	0.85	15.11

West Coast Equity
Division:
2008	306	6.85 to 6.75	2,080	1.08	0.95 to 1.85	(34.01) to (34.59)
2007 (7)	139	10.38 to 10.32	1,433	0.08	0.95 to 1.85	3.48 to 2.86

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commencement of operations, January 4, 2005.
(5)	Commencement of operations, April 28, 2006.
(6)	Commencement of operations, January 5, 2007.
(7)	Commencement of operations, May 1, 2007.
(8)	Commenced operations May 19, 2008.
(9)	Commenced operations November 24, 2008.
(10)	Represented the operations of Bond Division until May 19, 2008 name change.

126

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6.	Financial Highlights (continued)
	(11)	Represented the operations of Equity Income I Division until May 19, 2008 name change.
	(12)	Represented the operations of LargeCap Blend Division until May 19, 2008 name change.
	(13)	Represented the operations of Growth Division until May 19, 2008 name change.
	(14)	Represented the operations of Equity Growth Division until May 19, 2008 name change.
	(15)	Represented the operations of LargeCap Stock Index Division until May 19, 2008 name change.
	(16)	Represented the operations of Capital Value Division until May 19, 2008 name change.
	(17)	Represented the operations of Equity Value Division until May 19, 2008 name change.
	(18)	Represented the operations of LargeCap Value Division until May 19, 2008 name change.
	(19)	Represented the operations of MidCap Division until May 19, 2008 name change.
	(20)	Represented the operations of MidCap Growth Division until May 19, 2008 name change.
	(21)	Represented the operations of MidCap Value Division until May 19, 2008 name change.
	(22)	Represented the operations of SmallCap Division until May 19, 2008 name change.
	(23)	Represented the operations of SmallCap Growth Division until May 19, 2008 name change.
	(24)	Represented the operations of Small Cap Value Division until May 19, 2008 name change.
	(25)	Represented the operations of Neuberger Berman AMT Fasciano S Class Division until November 24, 2008 name change.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

		2008 Total
Division	2008 Unit Value	Return

American Century VP Income & Growth Division	$7.22	–%
Asset Allocation Division	19.78	–
Balanced Division	1.56 and 14.61	–
Bond & Mortgage Securities Division	1.74 and 15.82	–
Diversified International Division	1.80 and 16.48	–
Equity Income Division	6.77	–
Government & High Quality Bond Division	2.15 and 18.53	–
International Emerging Markets Division	18.55	–
International SmallCap Division	16.33	–
LargeCap Growth Division	1.32 and 12.61	–
LargeCap Growth I Division	18.88	–
	6.82, 7.09 and
LargeCap S&P 500 Index Division	7.19	–
	2.26, 18.56 and
LargeCap Value Division	27.22	–
LifeTime Strategic Income Division	9.17	(25.31)
LifeTime 2010 Division	8.81	(32.23)

127

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

		2008 Total
Division	2008 Unit Value	Return

LifeTime 2020 Division	$8.90	(35.39)%
LifeTime 2030 Division	8.65	(37.65)
LifeTime 2040 Division	8.61	(39.38)
LifeTime 2050 Division	8.54	(40.23)
MidCap Blend Division	2.90 and 27.10	–
MidCap Growth I Division	7.96 and 8.85	–
MidCap Value II Division	9.19 and 13.88	–
Money Market Division	1.65 and 14.47	–
Real Estate Securities Division	19.61	–
SAM Balanced Portfolio Division	–	(27.63)
SAM Conservative Balanced Portfolio Division	–	(20.78)
SAM Conservative Growth Portfolio Division	–	(34.44)
SAM Flexible Income Portfolio Division	–	(15.41)
SmallCap Blend Division	8.40 and 10.69	–
SmallCap Growth II Division	6.48	–
SmallCap Value I Division	15.63	–

	2007	2007 Total
Division	Unit Value	Return

		(1.43)% and
AIM V.I. SmallCap Equity Series I Division	$ –	3.87%
American Century VP Income and Growth		–
Division	11.14
Asset Allocation Division	26.65	–
Balanced Division	2.27 and 21.41	–
Bond Division	2.11 and 19.32	–
Capital Value Division	3.51, 28.99 and 42.27	–
Diversified International Division	3.36 and 31.03	–
Equity Growth Division	32.19	2.66 and 2.73
Equity Income I Division	10.38	–
Government and High Quality Bond Division	2.20 and 19.07	–

128

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

	2007	2007 Total
Division	Unit Value	Return

Growth Division	$2.33 and $22.46	–%
International Emerging Markets Division	41.62	–
International SmallCap Division	33.26	–
	10.98, 11.37 and	–
LargeCap Stock Index Division	11.55
LifeTime Strategic Income Division	12.20	–
LifeTime 2010 Division	12.91	–
LifeTime 2020 Division	13.68	–
LifeTime 2030 Division	13.78	–
LifeTime 2040 Division	14.11	–
LifeTime 2050 Division	14.20	–
MidCap Division	4.41 and 41.53	–
MidCap Growth Division	13.69 and 15.16	–
MidCap Value Division	16.60 and 24.95	–
Money Market Division	1.62 and 14.28	–
Real Estate Securities Division	29.57	–
SAM Balanced Portfolio Division	10.27	–
SAM Conservative Balanced Portfolio Division	10.24	–
SAM Conservative Growth Portfolio Division	10.27	–
SAM Flexible Income Portfolio Division	10.18	–
SAM Strategic Growth Portfolio Division	–	2.54
SmallCap Division	13.45 and 17.04	–
SmallCap Growth Division	11.15	–
SmallCap Value Division	23.22	–

129

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

	2006	2006 Total
Division	Unit Value	Return

American Century VP Income & Growth Division	$11.25	4.83%
Asset Allocation Division	24.14	–
Balanced Division	2.17 and 20.58	–
Bond Division	2.05 and 18.92	0.35
Capital Value Division	3.53, 29.38 and 42.51	4.47
Diversified International Division	2.91 and 27.07	6.56
Equity Growth Division	30.04	–
Government & High Quality Bond Division	2.11 and 18.41	0.29
Growth Division	1.90 and 18.46	–
International Emerging Markets Division	29.66	–
International SmallCap Division	30.83	–
LargeCap Stock Index Division	10.57, 10.90 and 11.09	3.93
LifeTime Strategic Income Division	12.10	8.89
LifeTime 2010 Division	12.60	10.91
LifeTime 2020 Division	13.21	13.73
LifeTime 2030 Division	13.17	13.40
LifeTime 2040 Division	13.41	13.70
LifeTime 2050 Division	13.48	14.06
MidCap Division	4.05 and 38.42	4.32
MidCap Growth Division	12.51 and 13.80	3.76
MidCap Value Division	16.98 and 25.43	4.92
Money Market Division	1.55 and 13.79	0.60
Real Estate Securities Division	36.38	3.71
Short Term Bond Division	–	0.44
SmallCap Division	13.40 and 16.90	4.60
SmallCap Growth Division	10.76	3.49
SmallCap Value Division	25.99	4.97

130

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

	2005	2005 Total
Division	Unit Value	Return

Asset Allocation Division	$21.67	–%
Balanced Division	1.96 and 18.70	–
Bond Division	1.97 and 18.30	2.60
Capital Value Division	2.96, 24.80 and 35.61	3.17 and 2.66
Diversified International Division	2.29 and 21.42	17.96 and 17.37
Equity Growth Division	28.64	11.77 and 12.33
Fidelity VIP Equity – Income Service Class 2
Division	–	4.26 to 3.06
Government & High Quality Bond Division	2.04 and 17.89	1.49
Growth Division	1.74 and 17.01	–
International Emerging Markets Division	21.71	–
International SmallCap Division	23.95	–
LargeCap Blend Division	–	3.69 and 2.82
LargeCap Stock Index Division	9.26 and 9.51	–
LargeCap Value Division	–	2.08 and 4.13
MidCap Division	3.57 and 34.06	8.84
MidCap Growth Division	11.56 and 12.69	–
MidCap Value Division	15.18 and 22.64	–
Money Market Division	1.49 and 13.34	–
Real Estate Securities Division	26.97	19.86 and 20.46
Short Term Bond Division	–	(0.06) and 0.96
SmallCap Division	12.04 and 15.13	–
SmallCap Growth Division	10.00	6.53 and 7.06
SmallCap Value Division	22.18	5.94

131

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

	2004	2004 Total
Division	Unit Value	Return

Asset Allocation Division	$20.75	–%
Balanced Division	1.85 and 17.73	–
Bond Division	1.94 and 18.08	–
	2.79, 23.51 and	–
Capital Value Division	33.50
Diversified International Division	1.86 and 17.52	–
Equity Growth Division	26.96	–
Government & High Quality Bond Division	2.01 and 17.76	–
Growth Division	1.56 and 15.36	–
International Emerging Markets Division	16.37	–
International SmallCap Division	18.78	–
LargeCap Stock Index Division	8.98 and 9.18	–
MidCap Division	3.29 and 31.58	–
MidCap Growth Division	10.29 and 11.26	–
MidCap Value Division	13.90 and 20.66	–
Money Market Division	1.46 and 13.16	–
Real Estate Securities Division	23.57	–
SmallCap Division	11.39 and 14.25	–
SmallCap Growth Division	9.49	–
SmallCap Value Division	21.14	–

132

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder Principal Life Insurance Company

     We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2008 and 2007, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for its pension and other post-retirement benefits effective December 31, 2006 and January 1, 2008, and for the treatment of modifications or exchanges of insurance contracts and income tax contingencies effective January 1, 2007.

/s/ Ernst & Young LLP

Des Moines, Iowa March 13, 2009

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31,
	2008	2007
	(in millions)
Assets
Fixed maturities, available-for-sale	$ 38,064.0	$ 44,236.7
Fixed maturities, trading	752.1	302.1
Equity securities, available-for-sale	234.2	309.7
Equity securities, trading	125.7	223.9
Mortgage loans	12,633.8	12,101.0
Real estate	915.2	859.6
Policy loans	881.4	853.7
Other investments	2,081.8	1,335.1
Total investments	55,688.2	60,221.8
Cash and cash equivalents	2,536.7	1,447.3
Accrued investment income	744.0	766.3
Premiums due and other receivables	938.2	866.0
Deferred policy acquisition costs	3,970.1	2,626.7
Property and equipment	494.0	435.4
Goodwill	258.2	244.0
Other intangibles	187.7	190.0
Separate account assets	51,069.2	75,743.3
Other assets	3,237.3	1,610.0
Total assets	$ 119,123.6	$ 144,150.8

Liabilities
Contractholder funds	$ 43,046.4	$ 40,267.5
Future policy benefits and claims	15,974.2	15,622.9
Other policyholder funds	518.5	526.6
Short-term debt	291.1	344.5
Long-term debt	121.2	186.9
Income taxes currently payable	4.1	5.6
Deferred income taxes	4.2	386.3
Separate account liabilities	51,069.2	75,743.3
Other liabilities	6,044.7	4,590.5
Total liabilities	117,073.6	137,674.1
Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares
issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,626.6	5,595.9
Retained earnings	1,158.5	760.8
Accumulated other comprehensive income (loss)	(4,737.6)	117.5
Total stockholder’s equity	2,050.0	6,476.7
Total liabilities and stockholder’s equity	$ 119,123.6	$ 144,150.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Revenues
Premiums and other considerations	$ 4,005.1	$ 4,387.7	$ 4,066.2
Fees and other revenues	1,849.5	1,996.8	1,634.3
Net investment income	3,472.0	3,552.5	3,352.8
Net realized capital gains (losses)	(622.6)	(348.4)	30.4
Total revenues	8,704.0	9,588.6	9,083.7
Expenses
Benefits, claims and settlement expenses	5,634.0	5,908.6	5,293.3
Dividends to policyholders	267.3	293.8	290.7
Operating expenses	2,355.3	2,464.1	2,231.0
Total expenses	8,256.6	8,666.5	7,815.0
Income from continuing operations before income taxes	447.4	922.1	1,268.7
Income taxes	44.3	201.2	320.0
Income from continuing operations, net of related income taxes	403.1	720.9	948.7
Income from discontinued operations, net of related income taxes	—	20.2	28.9
Net income	$ 403.1	$ 741.1	$ 977.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder’s Equity

				Accumulated
		Additional		other	Total
	Common	paid-in	Retained	comprehensive	stockholder’s
	stock	capital	earnings	income (loss)	equity
			(in millions)
Balances at January 1, 2006	$ 2.5	$ 5,354.8	$ 870.4	$ 854.9	$ 7,082.6
Capital contributions	—	93.8	—	—	93.8
Capital transactions of equity method investee, net of related
income taxes	—	1.7	—	—	1.7
Stock-based compensation and additional related tax benefits	—	65.0	(0.9)	—	64.1
Dividends to parent	—	—	(1,176.2)	—	(1,176.2)
Transition adjustment related to post-retirement benefit
obligations, net of related income taxes	—	—	—	23.3	23.3
Comprehensive income:
Net income	—	—	977.6	—	977.6
Net unrealized losses, net	—	—	—	(269.9)	(269.9)
Foreign currency translation adjustment, net of related
income taxes	—	—	—	1.6	1.6
Minimum pension liability, net of related income taxes	—	—	—	2.7	2.7
Comprehensive income					712.0
Balances at December 31, 2006	2.5	5,515.3	670.9	612.6	6,801.3
Capital contributions	—	13.9	—	—	13.9
Capital transactions of equity method investee, net of related
income taxes	—	1.1	—	—	1.1
Stock-based compensation and additional related tax benefits	—	65.6	(1.2)	—	64.4
Dividends to parent	—	—	(650.0)	—	(650.0)
Comprehensive income:
Net income	—	—	741.1	—	741.1
Net unrealized losses, net	—	—	—	(550.8)	(550.8)
Foreign currency translation adjustment, net of related
income taxes	—	—	—	3.0	3.0
Unrecognized post-retirement benefit obligation, net of
related income taxes	—	—	—	52.7	52.7
Comprehensive income					246.0
Balances at December 31, 2007	2.5	5,595.9	760.8	117.5	6,476.7
Return of capital to parent	—	(5.2)	—	—	(5.2)
Capital transactions of equity method investee, net of related
income taxes	—	0.6	—	—	0.6
Stock-based compensation and additional related tax benefits	—	35.3	(0.8)	—	34.5
Dividends to parent	—	—	(5.5)	—	(5.5)
Effects of changing post-retirement benefit plan
measurement date, net of related income taxes	—	—	0.9	(2.0)	(1.1)
Comprehensive loss:
Net income	—	—	403.1	—	403.1
Net unrealized losses, net	—	—	—	(4,205.1)	(4,205.1)
Foreign currency translation adjustment, net of related
income taxes	—	—	—	(15.5)	(15.5)
Unrecognized post-retirement benefit obligation, net of
related income taxes	—	—	—	(632.5)	(632.5)
Comprehensive loss					(4,450.0)
Balances at December 31, 2008	$ 2.5	$ 5,626.6	$ 1,158.5	$ (4,737.6)	$ 2,050.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Operating activities
Net income	$ 403.1	$ 741.1	$ 977.6
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	(20.2)	(28.9)
Amortization of deferred policy acquisition costs	375.1	351.4	236.8
Additions to deferred policy acquisition costs	(637.8)	(568.7)	(445.8)
Accrued investment income	22.3	(52.6)	(46.4)
Net cash flows for trading securities	(457.9)	(180.7)	(93.0)
Premiums due and other receivables	(74.9)	(136.6)	(98.7)
Contractholder and policyholder liabilities and dividends	2,010.4	1,912.4	1,692.9
Current and deferred income taxes	(194.3)	(105.8)	125.0
Net realized capital (gains) losses	622.6	348.4	(30.4)
Depreciation and amortization expense	91.4	88.8	79.3
Mortgage loans held for sale, acquired or originated	(36.8)	(27.2)	(382.6)
Mortgage loans held for sale, sold or repaid, net of gain	18.1	104.2	719.7
Real estate acquired through operating activities	(77.5)	(48.2)	(82.3)
Real estate sold through operating activities	24.5	43.7	91.4
Stock-based compensation	23.2	59.7	63.8
Other	(67.5)	(86.0)	(272.6)
Net adjustments	1,640.9	1,682.6	1,528.2
Net cash provided by operating activities	2,044.0	2,423.7	2,505.8
Investing activities
Available-for-sale securities:
Purchases	(6,179.9)	(10,223.8)	(7,399.7)
Sales	1,087.1	2,858.5	1,094.0
Maturities	3,039.4	4,278.2	3,453.5
Mortgage loans acquired or originated	(3,395.7)	(3,043.8)	(2,501.0)
Mortgage loans sold or repaid	2,791.1	1,996.5	2,002.0
Real estate acquired	(33.3)	(115.2)	(26.6)
Real estate sold	68.7	50.8	211.1
Net purchases of property and equipment	(104.1)	(74.5)	(39.5)
Sales (purchases) of interest in subsidiaries, net of cash acquired	18.0	(7.0)	(37.2)
Net change in other investments	(31.5)	16.3	99.2
Net cash used in investing activities	$ (2,740.2)	$ (4,264.0)	$ (3,144.2)

Principal Life Insurance Company
Consolidated Statements of Cash Flows — (continued)

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Financing activities
Proceeds from financing element derivatives	$ 142.2	$ 128.7	$ 132.1
Payments for financing element derivatives	(114.6)	(137.2)	(141.0)
Excess tax benefits from share-based payment arrangements	2.7	9.6	8.4
Dividends to parent	(5.5)	(650.0)	(1,176.2)
Capital contribution (return of capital) from (to) parent	(5.2)	13.9	(5.8)
Issuance of long-term debt	0.1	0.2	1.0
Principal repayments of long-term debt	(65.8)	(69.4)	(15.4)
Net repayments of short-term borrowings	(71.3)	(67.7)	(306.9)
Investment contract deposits	11,349.0	9,958.9	8,925.7
Investment contract withdrawals	(9,813.7)	(8,209.9)	(6,859.4)
Net increase in banking operation deposits	373.1	417.1	258.9
Other	(5.4)	(5.3)	—
Net cash provided by financing activities	1,785.6	1,388.9	821.4
Discontinued operations
Net cash provided by operating activities	—	2.5	6.9
Net cash used in investing activities	—	(1.3)	(8.4)
Net cash used in financing activities	—	(0.5)	(0.6)
Net cash provided by (used in) discontinued operations	—	0.7	(2.1)
Net increase (decrease) in cash and cash equivalents	1,089.4	(450.7)	180.9
Cash and cash equivalents at beginning of year	1,447.3	1,898.0	1,717.1
Cash and cash equivalents at end of year	$ 2,536.7	$ 1,447.3	$ 1,898.0

Cash and cash equivalents of discontinued operations included above
At beginning of year	$ —	$ (0.7)	$ 1.4
At end of year	$ —	$ —	$ (0.7)

Supplemental Information:
Cash paid for interest	$ 15.2	$ 20.7	$ 28.3
Cash paid for income taxes	$ 227.5	$ 246.4	$ 177.3

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2008

1. Nature of Operations and Significant Accounting Policies Description of Business

     Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

     The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities (“VIEs”), have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Less than majority-owned entities in which we have at least a 20% interest and limited liability companies (“LLCs”), partnerships and real estate joint ventures in which we have at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.

Closed Block

     We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 9, Closed Block, for further details.

Recent Accounting Pronouncements

     On January 12, 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) Emerging Issues Task Force (“EITF”) 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (“FSP EITF 99-20-1”). This FSP amends EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, by eliminating the requirement that a holder’s best estimate of cash flows be based upon those that a market participant would use. Instead, FSP EITF 99-20-1 eliminates the use of market participant assumptions and requires the use of management’s judgment in the determination of whether it is probable there has been an adverse change in estimated cash flow. This FSP was effective for reporting periods ending after December 15, 2008, and did not have a material impact on our consolidated financial statements.

     On December 11, 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation (“FIN”) 46(R)-8, Disclosures about Transfers of Financial Assets and Interests in Variable Interest Entities (“FSP FAS 140-4 and FIN 46(R)-8”). This FSP requires additional disclosures by public entities with continuing involvement in transfers of financial assets to special purpose entities and with variable interests in VIEs. FSP FAS 140-4 and FIN 46(R)-8 was effective for reporting periods ending after December 15, 2008. We have included the required disclosures in our consolidated financial statements for the year ended December 31, 2008. See Note 5, Variable Interest Entities, and Note 7, Securitization Transactions, for further details.

     On September 12, 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP FAS 133-1 and FIN 45-4”). FSP FAS 133-1 and FIN 45-4 (1) amends Statement of Financial Accounting Standards (“SFAS”) No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS 133”), to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument; (2) amends FASB Interpretation No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the FASB’s intent about the effective date of SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No.

133 (“SFAS 161”). FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. We have included the required disclosures in our consolidated financial statements for the year ended December 31, 2008. See Note 8, Derivative Financial Instruments, for further details relating to our credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     On March 19, 2008, the FASB issued SFAS 161. This statement requires (1) qualitative disclosures about objectives and strategies for using derivatives, (2) quantitative disclosures about fair value amounts of gains and losses on derivative instruments and related hedged items and (3) disclosures about credit-risk-related contingent features in derivative instruments. The disclosures are intended to provide users of financial statements with an enhanced understanding of how and why derivative instruments are used, how they are accounted for and the financial statement impacts. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. We plan to make the required disclosures in our consolidated financial statements beginning in first quarter 2009.

     On December 4, 2007, the FASB issued SFAS No. 141(R), Business Combinations (“SFAS 141(R)”). Among the changes, the standard requires that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. In addition, SFAS 141(R) requires direct acquisition costs to be expensed. This statement is effective for the first annual reporting period beginning on or after December 15, 2008. All requirements of SFAS 141(R) should be applied prospectively.

     Also on December 4, 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements – an Amendment of Accounting Research Bulletin No. 51 (“SFAS 160”). Under this statement, noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other items outside of equity. In addition, SFAS 160 changes the way the consolidated income statement is presented. Net income will include the total income of all consolidated subsidiaries, with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. Finally, SFAS 160 revises the accounting requirements for changes in a parent’s ownership interest while the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation. This statement is effective for the first annual reporting period beginning on or after December 15, 2008. Presentation and disclosure requirements should be applied retrospectively for all periods presented. All other requirements of SFAS 160 should be applied prospectively. Certain separate account arrangements involve ownership of mutual funds to support the investment objective of the separate account. It is possible that, through a separate account arrangement, greater than 50% of the mutual fund shares could be owned. The accounting guidance for this circumstance is not well defined, but we, like many other insurers, do not consolidate the mutual fund as we believe the arrangement qualifies for the exemption afforded investment companies. In January, the FASB asked the EITF to consider a topic entitled “Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership is through a Separate Account.” It is anticipated that the EITF will consider the issue in 2009. It is not possible to predict the outcome of the deliberations with any certainty; however, one outcome could be the recognition of the portion of the mutual fund not held via the separate account arrangement as a non-controlling interest in equity. The value of non-controlling interest is dependent on the daily changes to mutual fund share ownership levels. Therefore, we are still evaluating the impact this guidance will have on our consolidated financial statements.

     On June 11, 2007, the American Institute of Certified Public Accountants (the “AICPA”) issued Statement of Position (“SOP”) 07-1, Clarification of the Scope of the Audit and Accounting Guide “Investment Companies” and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (“SOP 07-1”). This SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). This SOP also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, this SOP includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of this SOP were effective for fiscal years beginning on or after December 15, 2007. However, on February 14, 2008, the FASB issued FSP SOP 07-1-1, Effective Date of AICPA Statement of Position 07-1, to indefinitely defer the effective date of SOP 07-1.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     On February 15, 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, including an amendment of FASB Statement No. 115 (“SFAS 159”). SFAS 159 permits entities to choose, at specified election dates, to measure eligible financial instruments and certain other items at fair value that are not currently required to be reported at fair value. Unrealized gains and losses on items for which the fair value option is elected shall be reported in net income. The decision about whether to elect the fair value option (1) is applied instrument by instrument, with certain exceptions (2) is irrevocable and (3) is applied to an entire instrument and not only to specified risks, specific cash flows, or portions of that instrument. SFAS 159 also requires additional disclosures that are intended to facilitate comparisons between entities that choose different measurement attributes for similar assets and liabilities and between assets and liabilities in the financial statements of an entity that selects different measurement attributes for similar assets and liabilities. At the effective date, the fair value option may be elected for eligible items that exist at that date and the effect of the first remeasurement to fair value for those items should be reported as a cumulative effect adjustment to retained earnings. We adopted SFAS 159 on January 1, 2008, and which no impact on our consolidated financial statements. Election of this option upon acquisition or assumption of eligible items could introduce period to period volatility in net income.

     On September 29, 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132R (“SFAS 158”). The requirement to recognize the funded status of a defined benefit postretirement plan and the disclosure requirements were effective for fiscal years ending after December 15, 2006, and did not have a material impact on our consolidated financial statements. Effective for fiscal years ending after December 15, 2008, SFAS 158 also eliminates the ability to choose a measurement date by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. For 2007, we used a measurement date of October 1 for the measurement of plan assets and benefit obligations. Two transition methods were available when implementing the change in measurement date for 2008. We chose the alternative that allowed us to use the October 1, 2007, measurement date as a basis for determining the 2008 expense and transition adjustment. The effect of changing the measurement date resulted in a $0.9 million increase to retained earnings and a $2.0 million decrease to accumulated other comprehensive income in the first quarter of 2008.

     On September 15, 2006, the FASB issued SFAS No. 157, Fair Value Measurements (“SFAS 157”). This standard, which provides guidance for using fair value to measure assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value measurement. SFAS 157 establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. On February 12, 2008, the FASB issued FSP FAS 157-2, Effective Date of Statement No. 157 (“FSP FAS 157-2”) to defer the effective date of the standard for one year for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis. On February 14, 2008, the FASB issued FSP FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement Under Statement 13, which amends SFAS 157 to exclude instruments covered by SFAS No. 13, Accounting for Leases, and its related interpretive guidance from the scope of SFAS 157. On October 10, 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP FAS 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is inactive. Our adoption of SFAS 157 on January 1, 2008, for assets and liabilities measured at fair value on a recurring basis and financial assets and liabilities measured at fair value on a nonrecurring basis did not have a material impact on our consolidated financial statements. We are deferring the adoption of SFAS 157 for nonfinancial assets and liabilities measured at fair value on a nonrecurring basis until January 1, 2009, in accordance with FSP FAS 157-2. We do not anticipate this guidance will have a material impact on our consolidated financial statements. FSP FAS 157-3 was effective upon issuance and did not have a material impact on our consolidated financial statements. See Note 17, Fair Value of Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     The staff of the United States Securities and Exchange Commission (“SEC”) published Staff Accounting Bulletin (“SAB”) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (“SAB 108”), on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, a registrant's prior year financial statements must be restated. SAB 108 was effective for fiscal years ending after November 15, 2006, and did not have a material impact on our consolidated financial statements.

     On July 13, 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48, which is an interpretation of SFAS No. 109, Accounting for Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FIN 48 requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. FIN 48 also requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. We adopted FIN 48 on January 1, 2007, which did not have a material impact on our consolidated financial statements. See Note 13, Income Taxes, for further details.

     On March 17, 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (“SFAS 156”), which amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

(“SFAS 140”). This statement (1) requires an entity to recognize a servicing asset or liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in specified situations, (2) requires all separately recognized servicing assets and liabilities to be initially measured at fair value, (3) for subsequent measurement of each class of separately recognized servicing assets and liabilities, an entity can elect either the amortization or fair value measurement method, (4) permits a one-time reclassification of available-for-sale securities to trading securities by an entity with recognized servicing rights, without calling into question the treatment of other available-for-sale securities, provided the available-for-sale securities are identified in some manner as offsetting the entity's exposure to changes in fair value of servicing assets or liabilities that a servicer elects to subsequently measure at fair value, and (5) requires separate presentation of servicing assets and liabilities measured at fair value in the statement of financial position and also requires additional disclosures. The initial measurement requirements of this statement should be applied prospectively to all transactions entered into after the fiscal year beginning after September 15, 2006. The election related to the subsequent measurement of servicing assets and liabilities was also effective the first fiscal year beginning after September 15, 2006. We adopted SFAS 156 effective January 1, 2007, and did not elect to subsequently measure any of our servicing rights at fair value or reclassify any available-for-sale securities to trading.

     On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140 (“SFAS 155”), which amends SFAS 133 and SFAS 140. SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement was effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election could also be applied to hybrid financial instruments that had been bifurcated under SFAS 133 prior to adoption of this statement. We adopted SFAS 155 on January 1, 2007, and did not apply the fair value election to any existing hybrid financial instruments that had been bifurcated under SFAS 133 prior to adoption of SFAS 155.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     On September 19, 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). AICPA defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs (“DPAC”), unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts deferred as appropriate. This SOP was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. As of January 1, 2007, we adopted SOP 05-1, which did not have a material impact on our consolidated financial statements.

     On May 30, 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of Accounting Principles Board Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application replaces the requirement of Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 was effective for accounting changes on or after January 1, 2006.

     On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure — an Amendment of FASB Statement No. 123, and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the SEC approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, PFG adopted SFAS 123R effective January 1, 2006, using the modified-prospective method.

     The provisions of our stock awards allow approved retirees to retain all or a portion of their awards if they retire prior to the end of the required service period. SFAS 123R considers this to be a nonsubstantive service condition. Accordingly, it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Prior to PFG adopting SFAS 123R, our approach was to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after PFG’s adoption of SFAS 123R on January 1, 2006, we recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

     SFAS 123R requires that the benefits of tax deductions in excess of recognized compensation cost be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after the effective date.

     Under the modified-prospective method, any excess income tax deduction realized for awards accounted for under SFAS 123R (regardless of the type of award or the jurisdiction in which the tax benefit is generated) is eligible to absorb write-offs of deferred income tax assets for any awards accounted for under SFAS 123R. SFAS 123R does not require separate pools of excess income tax benefits for separate types of awards, rather the excess income tax benefits of employee and nonemployee awards may be combined in a single pool of excess tax benefits. Our policy is to pool the employee and nonemployee awards together in this manner. Deferred income tax asset write-offs resulting from deficient deductions on employee awards may be offset against previous excess income tax benefits arising from nonemployee awards, and vice versa.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     This Statement did not have a material impact on our consolidated financial statements as we began expensing our pro-rata share of PFG’s stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002, were fully vested at the time of adoption of SFAS 123R. We use the Black-Scholes formula to estimate the value of stock options granted to employees. We applied the prospective method of transition as prescribed by SFAS 123 when PFG elected to begin expensing stock-based compensation in 2002. The cumulative effect of the change in accounting principle as a result of adopting SFAS 123R was immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in operating expenses. See Note 20, Stock-Based Compensation Plans, for further details.

Use of Estimates in the Preparation of Financial Statements

     The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

  the fair value of investments in the absence of quoted market values;
  investment impairments;
  the fair value of and accounting for derivatives;
  the liability for contractholder funds and future policy benefits and claims;
  the capitalization and amortization of DPAC;
  the value of our pension and other postretirement benefit obligations;
  accounting for income taxes and the valuation of deferred tax assets; and
  the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments, if any.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

     Fixed maturity securities include bonds, mortgage-backed securities, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturity securities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to trading securities and available-for-sale securities in fair value hedging relationships are reflected in net income as net realized capital gains (losses).

     The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities and equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool that models the prepayment behavior of the underlying collateral based on the current interest rate environment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $135.4 million and $82.4 million as of December 31, 2008 and 2007, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

     Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held for sale in the amount of $16.7 million and $2.9 million at December 31, 2008 and 2007, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the consolidated statements of financial position.

     Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance and impairments of real estate held for investment are reported as net realized capital gains (losses). Investment gains and losses on sales of certain real estate held for sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

     Previously, we, along with other contributors, sold commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as qualifying special purpose entities (“QSPEs”), we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated. There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We analyze the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust would need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the consolidated statements of financial position along with the offsetting liability. See Note 7, Securitization Transactions, for further details.

Derivatives

     Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, commodity swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)	a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”); or
(c)	a derivative not designated as a hedging instrument.

     Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

     Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

     Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

     Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

     Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

     We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

     Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

     If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

     Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

     Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

     Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

     We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

     Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

     Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

     Participating business represented approximately 17%, 18% and 20% of our life insurance in force and 57%, 59% and 61% of the number of life insurance policies in force at December 31, 2008, 2007 and 2006, respectively. Participating business represented approximately 68%, 68% and 71% of life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

     Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

     The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

     Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

     Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

     Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized as revenue over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

     Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

     Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Policy Acquisition Costs

     Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

     DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. For individual variable life insurance, individual variable annuities and group annuities which have separate account equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

     DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued) Deferred Policy Acquisition Costs on Internal Replacements

     SOP 05-1 applies to all modifications and replacements made to contracts defined by SFAS No. 60, Accounting and Reporting by Insurance Enterprises and SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. The SOP lists criteria that assist in defining an internal replacement transaction as involving a substantially changed or substantially unchanged contract. We review all modifications and replacements that meet the definition of an internal replacement. If an internal replacement results in a substantially changed contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DPAC, sales inducement, and unearned revenue balances associated with the replaced contract are written off.

     If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are not deferred. All acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement, or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

     Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statement of financial position.

Reinsurance

     We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2008 and 2007, our largest exposures to a single third-party reinsurer were $18.5 billion and $19.9 billion of life insurance in force, respectively, representing 11% of total net life insurance in force. To minimize the possibility of losses, we regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Premiums and other considerations:
Direct	$ 4,290.5	$ 4,504.4	$ 4,229.3
Assumed	9.7	160.0	117.3
Ceded	(295.1)	(276.7)	(280.4)
Net premiums and other considerations	$ 4,005.1	$ 4,387.7	$ 4,066.2
Benefits, claims and settlement expenses:
Direct	$ 5,853.7	$ 5,963.0	$ 5,472.2
Assumed	43.5	190.4	141.8
Ceded	(263.2)	(244.8)	(320.7)
Net benefits, claims and settlement expenses	$ 5,634.0	$ 5,908.6	$ 5,293.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued) Separate Accounts

     The separate account assets presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services, that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

     At December 31, 2008 and 2007, the separate accounts include a separate account valued at $207.4 million and $748.8 million, respectively, which primarily includes shares of PFG’s stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

     Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at U.S. corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

     Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

     Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Reclassifications

     Reclassifications have been made to the 2007 and 2006 notes to consolidated financial statements to conform to the 2008 presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

2. Related Party Transaction

     We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2008, 2007 and 2006, we received $199.2 million, $187.1 million and $116.0 million, respectively, of expense reimbursements from affiliated entities.

     We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $325.4 million and $267.6 million at December 31, 2008 and 2007, respectively, and earned interest of $10.9 million, $28.2 million and $13.5 million during 2008, 2007 and 2006, respectively.

     Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Discontinued Operations Real Estate Investments

     In 2007 and 2006, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment. Therefore, the income from discontinued operations has been removed from our results of continuing operations for all periods presented. The gains on disposal, which are reported in our Corporate segment, are excluded from segment operating earnings for all periods presented. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

     The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

Selected financial information for the discontinued operations is as follows:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Total revenues	$ —	$ 0.3	$ (3.1)
Income from discontinued operations:
Income (loss) before income taxes	$ —	$ 0.3	$ (3.1)
Income taxes (benefits)	—	0.1	(1.1)
Gain on disposal of discontinued operations	—	32.8	47.5
Income taxes on disposal	—	12.8	16.6
Net income	$ —	$ 20.2	$ 28.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments for 2007 and 2008 were as follows:

	U.S. Asset Accumulation	Global Asset Management	Life and Health Insurance	Consolidated
		(in millions)
Balances at January 1, 2007	$ 19.6	$ 140.4	$ 69.5	$ 229.5
Goodwill disposed	(3.0)	—	—	(3.0)
Other	—	—	17.5	17.5
Balances at December 31, 2007	16.6	140.4	87.0	244.0
Goodwill from acquisitions	2.1	12.1	—	14.2
Balances at December 31, 2008	$ 18.7	$ 152.5	$ 87.0	$ 258.2

Finite Lived Intangibles

     Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

			December 31,
		2008			2007
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions)
Finite lived intangibles	$ 133.0	$ 39.8	$ 93.2	$ 127.0	$ 31.5	$ 95.5

     We recorded no significant impairments in 2008, 2007 and 2006. The amortization expense for intangible assets with finite useful lives was $8.3 million, $9.9 million and $7.6 million for 2008, 2007 and 2006, respectively. At December 31, 2008, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2009	$ 4.5
2010	4.1
2011	4.1
2012	3.8
2013	3.4

Indefinite Lived Intangible Assets

     The net carrying amount of unamortized indefinite-lived assets was $94.5 million as of both December 31, 2008 and 2007. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to other amortizable intangible assets that was subject to a three-year amortization period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Variable Interest Entities

     We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

     Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured credit-linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Subordination for the seven mezzanine tranches ranges from 1.29% to 4.79% . Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed the subordination of a synthetic reference portfolio.

     We have determined that this grantor trust is a VIE and that we are the primary beneficiary of the trust as we are the sole investor in the trust and the manager of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2008 and 2007, our consolidated statements of financial position include $93.5 million and $127.2 million, respectively, of available-for-sale fixed maturity securities, which represent the collateral held by the trust. The assets of the trust are held by a trustee and can only be liquidated to settle obligations of the trust. These obligations include losses on the synthetic reference portfolio and the return of investments due to maturity or termination of the trust. As of December 31, 2008 and 2007, our consolidated statements of financial position include $53.4 million and $0.2 million, respectively, of other liabilities representing derivative market values of the trust. As of December 31, 2007, we also reported $1.1 million of other investments in our consolidated statements of financial position relating to derivative market values of the trust.

     As of December 31, 2008 and 2007, the credit default swap entered into by the trust had an outstanding notional amount of $130.0 million. During the years ended December 31, 2008, 2007 and 2006, the credit default swaps had a change in fair value that resulted in a $54.5 million pre-tax loss, $3.2 million pre-tax loss and $4.4 million pre-tax gain, respectively. The credit default swap counterparties of the grantor trusts have no recourse to our assets.

     Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying $425.9 million par value notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

     We have determined that these grantor trusts are VIEs as our interest-only certificates are exposed to the majority of the risk of loss due to interest rate risk. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders’ certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2008 and 2007, our consolidated statements of financial position include $212.2 million and $332.1 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $103.8 million and $155.6 million as of December 31, 2008 and 2007, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to our assets.

     Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include seven private investment vehicles and several hedge funds. The consolidation of these VIEs did not have a material effect on either our consolidated statements of financial position as of December 31, 2008 or 2007, or results of operations for the years ended December 31, 2008, 2007 and 2006. For these entities, the creditors have no recourse to our assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Variable Interest Entities (continued)

     The carrying amount and classification of other consolidated VIE assets that are pledged as collateral that the VIEs have designated for their other obligations and the debt of the VIEs are as follows:

	December 31,
	2008	2007
	in millions)
Fixed maturity securities, available-for-sale	$ 103.8	$ 116.2
Fixed maturity securities, trading	17.2	34.7
Equity securities, trading	30.7	90.1
Cash and other assets	140.8	93.8
Total assets pledged as collateral	$ 292.5	$ 334.8
Long-term debt and other obligations	$ 334.2	$ 327.2

     As of December 31, 2008 and 2007, $292.5 million and $334.8 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations and debt. The assets of the trusts are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include unrealized losses on derivatives, the synthetic reference portfolios or financial guarantees and the return of investments due to maturity or termination of the trusts. As of December 31, 2008 and 2007, these entities had long-term debt of $142.6 million and $175.6 million, respectively, all of which was issued to our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

     We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment vehicles that have issued trust certificates that are recorded as available-for-sale fixed maturity securities in the consolidated statements of financial position.

     On September 21, 2001, we entered into a transaction where a third party transferred funds to a trust. The trust purchased shares of a specific money market fund and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We purchased $150.0 million par value of the share receipts at a significant discount. After the restricted dividend period ends on December 21, 2021, we, as the share receipt holder, have the right to terminate the trust agreement and will receive the underlying money market fund shares. We determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our investment in the share receipts as measured by amortized cost and indicated in the following table.

     On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate with a par value of $100.0 million. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. We determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our investment in the residual trust certificate as measured by amortized cost and indicated in the following table. The only assets of the trust are corporate bonds which are guaranteed by a foreign government.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Variable Interest Entities (continued)

     The classification of the asset, carrying value and maximum loss exposure for our significant unconsolidated VIEs as of December 31, 2008, are as follows (in millions):

	Classification of asset	Asset carrying value	Maximum exposure to loss
Fixed maturities-
$150.0 million Trust Share Receipts	available-for-sale	$ 61.2	$ 73.7
Fixed maturities-
$100.0 million Residual Trust Certificate	available-for-sale	$ 101.9	$ 61.3

     The classification of the asset, carrying value and maximum loss exposure for our significant unconsolidated VIEs as of December 31, 2007, are as follows (in millions):

	Classification of asset	Asset carrying value	Maximum exposure to loss
Fixed maturities-
$150.0 million Trust Share Receipts	available-for-sale	$ 66.1	$ 69.6
Fixed maturities-
$100.0 million Residual Trust Certificate	available-for-sale	$ 83.4	$ 56.8

6. Investments

Fixed Maturities and Equity Securities

     The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2008 and 2007, are summarized as follows:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
(in millions)
December 31, 2008
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 538.6	$ 46.4	$ 0.1	$ 584.9
Non-U.S. governments	462.1	31.5	15.1	478.5
States and political subdivisions	2,113.8	32.6	120.9	2,025.5
Corporate — public	20,044.2	144.5	2,963.8	17,224.9
Corporate — private	12,315.9	153.8	2,104.3	10,365.4
Mortgage-backed and other asset-backed securities	10,318.6	77.6	3,011.4	7,384.8
Total fixed maturities, available-for-sale	$ 45,793.2	$ 486.4	$ 8,215.6	$ 38,064.0
Total equity securities, available-for-sale	$ 300.3	$ 28.0	$ 94.1	$ 234.2
December 31, 2007
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 618.9	$ 28.8	$ 0.1	$ 647.6
Non-U.S. governments	419.4	35.7	1.2	453.9
States and political subdivisions	1,867.6	39.1	10.2	1,896.5
Corporate — public	19,328.3	594.2	434.7	19,487.8
Corporate — private	12,023.4	368.3	221.3	12,170.4
Mortgage-backed and other asset-backed securities	9,926.2	155.0	500.7	9,580.5
Total fixed maturities, available-for-sale	$ 44,183.8	$ 1,221.1	$ 1,168.2	$ 44,236.7
Total equity securities, available-for-sale	$ 314.6	$ 10.3	$ 15.2	$ 309.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

     The cost and fair value of fixed maturities available-for-sale at December 31, 2008, by expected maturity, were as follows:

	Cost	Fair value
	(in millions)
Due in one year or less	$ 1,831.3	$ 1,791.2
Due after one year through five years	12,764.6	11,667.5
Due after five years through ten years	10,488.4	8,730.0
Due after ten years	10,390.3	8,490.5
	35,474.6	30,679.2
Mortgage-backed and other asset-backed securities	10,318.6	7,384.8
Total	$ 45,793.2	$ 38,064.0

     The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Fixed maturities, available-for-sale	$ 2,748.3	$ 2,603.0	$ 2,463.8
Fixed maturities, trading	30.5	15.1	10.6
Equity securities, available-for-sale	16.2	23.5	54.6
Equity securities, trading	0.4	0.6	0.4
Mortgage loans	743.2	755.6	708.5
Real estate	54.0	74.5	63.4
Policy loans	54.1	52.6	50.9
Cash and cash equivalents	63.0	111.2	60.1
Derivatives	(56.8)	36.0	38.6
Other	(31.0)	43.7	51.9
Total	3,621.9	3,715.8	3,502.8
Less investment expenses	(149.9)	(163.3)	(150.0)
Net investment income	$ 3,472.0	$ 3,552.5	$ 3,352.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued) Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Fixed maturities, available-for-sale:
Gross gains	$ 39.3	$ 32.4	$ 31.8
Gross losses	(436.2)	(280.2)	(62.9)
Hedging (net)	496.3	151.8	(14.6)
Fixed maturities, trading	(41.1)	(4.2)	(4.6)
Equity securities, available-for-sale:
Gross gains	12.0	6.4	1.4
Gross losses	(56.6)	(53.9)	(0.1)
Equity securities, trading	(62.7)	23.5	20.1
Mortgage loans	(44.3)	(7.2)	3.2
Derivatives	(595.7)	(236.0)	91.2
Other	66.4	19.0	(35.1)
Net realized capital gains (losses)	$ (622.6)	$ (348.4)	$ 30.4

     Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1.1 billion, $2.3 billion and $1.3 billion in 2008, 2007 and 2006, respectively.

     We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $420.1 million, $215.7 million and $14.6 million in 2008, 2007 and 2006, respectively. Certain fixed maturity securities moved into a loss position during the second quarter of 2007, and we determined that we did not have the ability and intent to hold these securities. As a result, we also recognized impairment losses on these securities of $24.5 million, net of recoveries on the subsequent sale, primarily due to a change in interest rates. As a result of the need to fund our parent’s acquisition of WM Advisors, Inc., we also recognized $17.2 million of write-downs in 2006 that resulted from our determination that we no longer had the ability and intent to hold certain fixed maturity securities until they recovered in value. We also recognized gross realized losses as the result of credit triggered sales of $13.7 million, $32.3 million and $22.2 million in 2008, 2007 and 2006, respectively. Gross realized losses related to other than temporary impairments of equity securities were $55.3 million and $52.6 million in 2008 and 2007, respectively. We did not recognize any impairment losses on equity securities in 2006.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

Gross Unrealized Losses for Fixed Maturities and Equity Securities

     For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2008 and 2007, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

     As of December 31, 2008, we held $28,923.7 million in available-for-sale fixed maturity securities with unrealized losses of $8,215.6 million. Our consolidated portfolio consists of fixed maturity securities where 94% are investment grade (rated AAA through BBB-) with an average price of 78 (carrying value/amortized cost) at December 31, 2008. Due to the credit disruption that began in the last half of 2007 and continued into 2008 which reduced liquidity and led to wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in the Corporate-public and Corporate-private finance sectors and in structured products, such as collateralized debt obligations, asset-backed securities and commercial mortgage-backed securities.

     For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 2,105 securities with a carrying value of $18,488.0 million and unrealized losses of $3,037.6 million reflecting an average price of 86 at December 31, 2008. Of this portfolio, 95% was investment grade (rated AAA through BBB-) at December 31, 2008, with associated unrealized losses of $2,701.9 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

     For those securities that have been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio holds 1,526 securities with a carrying value of $10,435.7 million and unrealized losses of $5,178.0 million. The average rating of this portfolio is A- with an average price of 67 at December 31, 2008. Of the $5,178.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $2,943.8 million in unrealized losses with an average price of 73 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $2,192.3 million in unrealized losses within the mortgage-backed and other asset-backed securities sector at December 31, 2008. The average price of the mortgage-backed and other asset-backed securities sector is 52 and the average credit rating is AA-. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

     Because we have the ability and intent to hold the available-for-sale securities with unrealized losses until a recovery of fair value, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)
			December 31, 2007
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
			(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 4.2	$ 0.1	$ 19.3	$ —	$ 23.5	$ 0.1
Non-U.S. governments	55.2	1.1	11.8	0.1	67.0	1.2
States and political subdivisions	375.2	7.1	205.7	3.1	580.9	10.2
Corporate — public	4,804.7	238.6	3,460.2	196.1	8,264.9	434.7
Corporate — private	3,386.5	133.6	1,802.0	87.7	5,188.5	221.3
Mortgage-backed and other asset-backed
securities	3,272.0	405.0	2,177.7	95.7	5,449.7	500.7
Total fixed maturities, available-for-sale	$11,897.8	$ 785.5	$ 7,676.7	$ 382.7	$ 19,574.5	$ 1,168.2
Total equity securities, available-for-sale	$ 106.8	$ 12.0	$ 26.5	$ 3.2	$ 133.3	$ 15.2

     As of December 31, 2007, we held $19,574.5 million in available-for-sale fixed maturity securities with unrealized losses of $1,168.2 million. Our consolidated portfolio consisted of fixed maturity securities where 95% were investment grade (rated AAA through BBB-) with an average price of 94 (carrying value/amortized cost) at December 31, 2007. Due to the credit disruption in the last half of 2007 that led to reduced liquidity and wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in structured products such as collateralized debt obligations and asset-backed securities.

     For those securities that had been in a loss position for less than twelve months, our consolidated portfolio held 1,268 securities with a carrying value of $11,897.8 million and unrealized losses of $785.5 million reflecting an average price of 94 at December 31, 2007. Of this portfolio, 93% was investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $738.0 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

     For those securities that had been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio held 945 securities with a carrying value of $7,676.7 million and unrealized losses of $382.7 million. The average rating of this portfolio was A with an average price of 95 at December 31, 2007. Of the $382.7 million in unrealized losses, the Corporate-public and Corporate-private sectors accounted for $283.8 million in unrealized losses with an average price of 95 and an average credit rating of BBB+. The remaining unrealized losses consisted primarily of $95.6 million in unrealized losses within the mortgage-backed and other asset-backed securities sector at December 31, 2007. The average price of the mortgage-backed and other asset-backed securities sector was 96 and the average credit rating was AA+. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

     Because we had the ability and intent to hold the available-for-sale securities with unrealized losses until a recovery of fair value, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2007.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

     The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

	December 31,
	2008	2007
	(in millions)
Net unrealized gains (losses) on fixed maturities, available-for-sale(1)	$ (7,729.3)	$ 52.8
Net unrealized losses on equity securities, available-for-sale	(66.0)	(4.9)
Adjustments for assumed changes in amortization patterns	1,175.2	2.2
Net unrealized gains on derivative instruments	156.8	32.3
Net unrealized gains (losses) on equity method subsidiaries and minority interest
adjustments	73.6	(2.6)
Provision for deferred income taxes	2,237.4	(27.0)
Net unrealized gains (losses) on available-for-sale securities and derivative
instruments	$ (4,152.3)	$ 52.8

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

     Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2008 and 2007, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

December 31,
	2008 Carrying Amount	Percent of total	2007 Carrying Amount	Percent of total

(in millions)
Geographic distribution
New England	$ 459.4	4.1% $	481.2	4.5%
Middle Atlantic	1,794.8	15.9	1,815.5	16.9
East North Central	974.9	8.6	960.2	8.9
West North Central	550.0	4.9	513.2	4.8
South Atlantic	2,849.9	25.2	2,876.2	26.7
East South Central	323.2	2.9	339.0	3.1
West South Central	775.9	6.9	692.9	6.4
Mountain	900.3	8.0	794.7	7.4
Pacific	2,707.9	24.0	2,333.4	21.7
Valuation allowance	(57.0)	(0.5)	(42.8)	(0.4)
Total	$ 11,279.3	100.0% $	10,763.5	100.0%
Property type distribution
Office	$ 2,894.7	25.7% $	2,647.8	24.6%
Retail	3,004.5	26.7	2,915.5	27.1
Industrial	2,688.1	23.8	2,756.0	25.6
Apartments	1,832.6	16.2	1,698.3	15.8
Hotel	507.0	4.5	273.3	2.5
Mixed use/other	409.4	3.6	515.4	4.8
Valuation allowance	(57.0)	(0.5)	(42.8)	(0.4)
Total	$ 11,279.3	100.0% $	10,763.5	100.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

Commercial Mortgage Loan Valuation Allowance

     Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized capital gains (losses) on our consolidated statements of operations.

     The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the valuation allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related loan specific allowance for losses, were as follows:

	December 31,
	2008	2007
	(in millions)
Impaired loans	$ 175.7	$ 45.8
Allowance for losses	26.2	10.0
Net impaired loans	$ 149.5	$ 35.8

     The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Average recorded investment in impaired loans	$ 68.3	$ 11.5	$ 4.3
Interest income recognized on impaired loans	17.4	3.4	0.5

     When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

A summary of the changes in the commercial mortgage loan valuation allowance is as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Balance at beginning of year	$ 42.8	$ 32.2	$ 33.2
Provision	42.9	10.7	1.3
Releases	(28.7)	(0.1)	(2.3)
Balance at end of year	$ 57.0	$ 42.8	$ 32.2

Real Estate

     Depreciation expense on invested real estate was $32.0 million, $30.1 million and $30.2 million in 2008, 2007 and 2006, respectively. Accumulated depreciation was $248.1 million and $226.3 million as of December 31, 2008 and 2007, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued) Other Investments

     Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder’s equity. Total assets of the unconsolidated entities were $7,560.8 million and $7,198.0 million at December 31, 2008 and 2007, respectively. Total revenues of the unconsolidated entities were $2,199.2 million, $2,103.6 million and $1,245.0 million in 2008, 2007 and 2006, respectively. During 2008, 2007 and 2006, we included $(41.9) million, $33.2 million and $43.5 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. In 2008, we experienced losses compared to gains in 2007 associated with certain equity method investments resulting from adverse market conditions. At December 31, 2008 and 2007, our net investment in unconsolidated entities was $61.9 million and $104.8 million, respectively.

     In the ordinary course of our business and as part of our investment operations, we have also entered into long-term contracts to make and purchase investments aggregating $121.7 million and $402.2 million at December 31, 2008 and 2007, respectively.

     Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Lending

     During the third quarter of 2008, we decided to temporarily unwind the securities lending program due to a downturn in current economic conditions. Prior to that time, we participated in a securities lending program whereby certain fixed maturity securities from the investment portfolio were loaned to other institutions for a short period of time. We maintained ownership of the loaned securities. Securities loaned under such transactions could be sold or repledged by the transferee. Both we and the borrower could request or return the loaned securities at any time. We required initial cash collateral, which we could not repledge, equal to 102 percent of the market value of the loaned securities. The collateral was invested by the lending agent in accordance with our guidelines. Net returns on the investments, after payment of a rebate to the borrower, were shared between the agent and us and reported in net investment income on the consolidated statements of operations. The transaction was accounted for as a secured borrowing and the collateral was included in other assets on our statements of financial position, with a corresponding liability reflecting our obligation to return the collateral upon the return of the loaned securities recorded in other liabilities.

     As of December 31, 2008, we held no cash collateral on securities lending. As of December 31, 2007, we had received $622.7 million of cash collateral on securities lending. As of December 31, 2008, we had loaned no securities. As of December 31, 2007, we had loaned securities with a fair value of $608.9 million.

Securities Posted as Collateral

     We posted $869.4 million in fixed maturities, available-for-sale securities at December 31, 2008, to satisfy collateral requirements primarily associated with our derivative credit support annex (collateral) agreements and a reinsurance arrangement. In addition, we posted $1,498.5 million in commercial mortgage loans as of December 31, 2008, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des Moines. Since we did not relinquish ownership rights on these securities, they are reported as fixed maturities, available-for-sale and commercial mortgage loans, respectively, on our consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Securitization Transactions

     Previously, we, along with other contributors, sold commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as QSPEs, they are not subject to the VIE consolidation rules. We purchased primary servicing responsibilities and have retained other immaterial interests. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk. In 2006, we began transitioning our securitization platform to a new joint venture company that we report using the equity method of accounting. The transition was complete by the end of 2007 such that all of our commercial mortgage loan securitization transactions after that point were conducted through the joint venture. During the third quarter of 2008, we made a decision to terminate our commercial mortgage securities issuance operation.

     In 2008, no gains from securitizations were recognized as we had no new securitizations. In 2007 and 2006, we recognized gains of $2.2 million and $13.6 million, respectively, on the securitization of commercial mortgage loans.

     Key economic assumptions used in measuring the other retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 1% and 7% during 2007 and 2% and 10% during 2006. The assumed range of the loss severity, as a percentage of defaulted loans, was between 1% and 27% during 2007 and 2% and 31% during 2006. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

     At December 31, 2008 and 2007, the fair values of other retained interests related to the securitizations of commercial mortgage loans were $133.2 million and $315.8 million, respectively. Our interests are primarily classified as fixed maturities, available-for-sale on our consolidated statements of financial position and are carried at fair value. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary.

The table below summarizes cash flows for securitization transactions:
	For the year ended December 31,
	2008	2007	2006
		(in millions)
Proceeds from new securitizations	$ —	$ 105.2	$ 698.6
Servicing fees received	2.0	1.9	1.3
Other cash flows received on retained interests	39.3	35.7	37.4

8. Derivative Financial Instruments

     Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

     Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

     A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

     Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

     We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap.

     Commodity swaps are used to sell or buy protection on commodity prices in return for receiving or paying a quarterly premium. We purchased AAA rated secured limited recourse notes from VIEs that are consolidated in our financial results. These VIEs use a commodity swap to enhance the return on an investment portfolio by selling protection on a static portfolio of commodity trigger swaps, each referencing a base or precious metal. The portfolio of commodity trigger swaps is a portfolio of deep out-of-the-money European puts on various base or precious metals. The VIEs provide mezzanine protection that the average spot rate will not fall below a certain trigger price on each commodity trigger swap in the portfolio and receives guaranteed quarterly premiums in return until maturity. At the same time the VIEs enter into this synthetic transaction, they buy a quality cash bond to match against the commodity swaps.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued) Exposure

     Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

     Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. We do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

     We posted $300.7 million and $126.8 million in cash and securities under collateral arrangements as of December 31, 2008 and 2007, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

     As of December 31, 2008 and 2007, we had received $257.2 million and $314.8 million, respectively of cash collateral associated with our derivative credit support annex agreements.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31,
	2008	2007
	(in millions)
Notional amounts of derivative instruments
Interest rate swaps	$ 23,799.8	$ 18,162.3
Foreign currency swaps	6,274.6	6,325.1
Embedded derivative financial instruments	2,459.8	1,701.5
Credit default swaps	1,948.9	1,134.8
Options	797.5	572.0
Futures	161.0	57.7
Swaptions	94.8	488.8
Commodity swaps	40.0	40.0
Currency forwards	—	227.8
Total notional amounts at end of year	$ 35,576.4	$ 28,710.0

Credit exposure of derivative instruments
Interest rate swaps	$ 1,105.1	$ 286.0
Foreign currency swaps	558.1	800.5
Options	222.1	64.4
Credit default swaps	70.7	5.6
Currency forwards	—	2.5
Commodity swaps	—	0.3
Total credit exposure at end of year	1,956.0	1,159.3
Less: Collateral received	278.5	326.5
Net credit exposure at end of year	$ 1,677.5	$ 832.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     The fair value of our derivative instruments classified as assets at December 31, 2008 and 2007, was $1,873.2 million and $1,067.3 million, respectively, and was reported with other investments on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2008 and 2007, was $2,034.5 million and $588.6 million, respectively, and was reported with other liabilities on the consolidated statements of financial position. The fair value of embedded derivative liabilities reported with contractholder funds on the consolidated statements of financial position at December 31, 2008 and 2007, was $39.9 million and $49.3 million, respectively. The fair value of embedded derivative liabilities reported with other liabilities on the consolidated statements of financial position at December 31, 2008 and 2007, was $109.3 million and $166.2 million, respectively.

Credit Derivatives Sold

     When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

     These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $60.8 million and $10.0 million and these credit derivative transactions have a net fair value of $21.2 million and $0.2 million at December 31, 2008 and 2007, respectively. Our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

     We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturity securities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security as of December 31, 2008 and 2007. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

December 31, 2008			
	Notional amount	Fair value	Maximum future payments	Weighted average expected life (in years)
		(in millions)		
Single name credit default swaps				
Corporate debt				
AAA	$ 10.0	$ (1.0)	$ 10.0	4.5
AA	135.0	(4.6)	135.0	5.4
A	554.0	(25.8)	554.0	4.8
BBB	305.0	(24.4)	305.0	2.7
BB	33.0	(1.4)	33.0	0.5
Structured finance				
A	9.9	(7.9)	9.9	3.5
BBB	16.0	(15.0)	16.0	22.5
BB	22.0	(18.1)	22.0	7.1
Total single name credit default swaps	1,084.9	(98.2)	1,084.9	4.4
Basket and index credit default swaps				
Corporate debt				
AAA	35.0	(0.2)	35.0	1.0
A	20.0	(1.4)	20.0	1.6
BBB	35.0	(16.3)	35.0	2.6
BB	130.0	(53.3)	130.0	1.5
CCC	20.0	(20.0)	20.0	3.0
Government/municipalities				
AA	50.0	(19.3)	50.0	6.2
Structured finance				
AA	25.0	(15.4)	25.0	8.6
Total basket and index credit default swaps	315.0	(125.9)	315.0	3.0
Total credit default swap protection sold	$ 1,399.9	$ (224.1)	$ 1,399.9	4.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

December 31, 2007			
	Notional amount	Fair value	Maximum future payments	Weighted average expected life (in years)
		(in millions)		
Single name credit default swaps				
Corporate debt				
AA	$ 100.0	$ 0.1	$ 100.0	6.4
A	166.0	(0.5)	166.0	3.7
BBB	231.0	(2.3)	231.0	3.9
BB	48.0	(0.1)	48.0	2.3
Structured finance				
AA	9.9	(1.2)	9.9	4.6
BBB	37.0	(15.1)	37.0	5.1
BB	45.0	(12.1)	45.0	12.4
Total single name credit default swaps	636.9	(31.2)	636.9	4.8
Baskets and index credit default swaps				
Corporate debt				
AAA	55.0	(7.0)	55.0	2.8
AA	35.0	(2.9)	35.0	3.7
A	209.5	(0.1)	209.5	3.0
BBB	20.0	0.2	20.0	2.5
Government/municipalities				
AA	80.0	(6.6)	80.0	6.3
Structured finance				
AA	20.0	(5.6)	20.0	7.5
BBB	5.0	(1.4)	5.0	18.2
Total baskets and index credit default swaps	424.5	(23.4)	424.5	4.0
Total credit default swap protection sold	$ 1,061.4	$ (54.6)	$ 1,061.4	4.5

     We also have invested in available-for-sale fixed maturity securities that contain credit default swaps that do not require bifurcation. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturity securities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show by the types of referenced/underlying asset class and external rating of the available-for-sale fixed maturity security our fixed maturity securities with nonbifurcatable embedded credit derivatives as of December 31, 2008 and 2007.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

	December 31, 2008
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
AAA	$ 55.0	$25.9	4.5
AA	5.0	4.0	1.3
A	35.0	19.0	3.1
BB	44.9	16.5	5.9
B	1.4	1.4	8.7
C	8.8	5.7	8.0
Structured finance
AAA	32.0	17.1	5.5
AA	47.4	18.4	5.6
A	66.0	15.1	5.5
BBB	34.4	14.4	6.5
BB	54.8	7.0	8.2
CCC	0.4	0.4	3.0
Total fixed maturity securities with credit derivatives	$ 385.1	$144.9	5.8

	December 31, 2007
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
AAA	$ 68.3	$ 68.0	1.4
AA	216.8	181.3	7.3
A	90.3	75.7	6.4
Structured finance
AAA	67.4	58.2	7.9
AA	42.5	23.7	5.6
A	89.0	62.4	5.4
BBB	94.6	62.2	8.7
Total fixed maturity securities with credit derivatives	$ 668.9	$531.5	6.5

Fair Value Hedges

     We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

     We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

     We also sell callable investment-type agreements and use cancellable interest rate swaps and written interest rate swaptions to hedge the changes in fair value of the callable feature.

     The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     We recognized a pre-tax net gain (loss) of $(12.5) million, $(7.9) million and $4.7 million in 2008, 2007, and 2006, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized capital gains (losses) in our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

Cash Flow Hedges

     We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

     We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

     The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

     In 2008, 2007 and 2006, we recognized a pre-tax increase (decrease) in fair value of $124.4 million, $(7.5) million and $0.3 million, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified pre-tax net losses of $3.3 million, $3.9 million, and $0.7 million from accumulated comprehensive income into net income during 2008, 2007 and 2006, respectively, which are the portion of deferred losses related to the variability in hedged cash flows that impacted net income in those periods. We expect to reclassify net gains of $21.3 million in the next 12 months.

     For the years ended December 31, 2008, 2007 and 2006, we recognized a pre-tax gain of $0.4 million, $2.0 million, and $2.5 million in net income due to cash flow hedge ineffectiveness, respectively. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

     The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 11.5 years. At December 31, 2008, we had $162.3 million of gross unrealized gains and $42.6 million of gross unrealized losses reported in accumulated other comprehensive income on the consolidated statements of financial position related to hedges of forecasted transactions.

Derivatives Not Designated as Hedging Instruments

     Our use of futures, certain swaptions and swaps, options and currency forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes unrealized gains and losses as well as periodic and final settlements, flow directly into net realized capital gains (losses). For the years ended December 31, 2008, 2007 and 2006, pre-tax gains (losses) of $(104.4) million, $(77.9) million and $10.0 million, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment, including market value changes of embedded derivatives that have been bifurcated from the host contract.

Embedded Derivatives

     We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     We sell investment-type liability contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. These returns are embedded options that are bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded equity derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized a pre-tax gain (loss) of $(8.1) million, $0.1 million and $3.1 million on the purchased equity call options and a pre-tax gain (loss) of $8.1 million, $(0.1) million and $(3.1) million on the change in fair value of the embedded derivatives in net realized capital gains (losses). We economically hedge the leveraged embedded derivatives with interest rate swaps and currency swaps to convert them to a fixed-rate liability or floating rate U.S. dollar liability. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized a pre-tax gain (loss) of $2.7 million, $4.6 million and $(2.6) million on the swaps and a pre-tax gain (loss) of $(6.3) million, $(4.6) million and $6.0 million on the change in fair value of the embedded derivatives in net realized capital gains (losses).

     We have group benefit plan contracts that have guaranteed separate accounts as an investment option. These contracts contain an embedded option, or guarantee, that has been bifurcated and accounted for separately. For the year ended December 31, 2008, we recognized a $7.6 million pre-tax loss on the change in fair value of the embedded derivative in net realized capital gains (losses). There was no pre-tax gain or loss recognized for the years ended December 31, 2007 and 2006.

     We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are VIEs and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $103.8 million and $155.6 million as of December 31, 2008 and 2007, respectively is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized a pre-tax gain of $70.0 million, $19.6 million and $7.2 million on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

     During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying security. We have determined that this trust is a VIE and it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $5.5 million and $10.6 million as of December 31, 2008 and 2007, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized a pre-tax gain (loss) of $6.1 million, $2.3 million and $(0.5) million on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

     We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized capital gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized a pre-tax gain (loss) of $(12.6) million, $1.2 million and $5.3 million on the call spread options purchased and a pre-tax gain (loss) of $13.1 million, $(2.7) million and $(6.1) million on the change in fair value of the embedded derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Derivative Financial Instruments — (continued)

     We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the years ended December 31, 2008, 2007 and 2006, respectively, we recognized in net income a pre-tax gain (loss) of $171.5 million, $8.9 million and $(4.2) million on the hedging instruments and a pre-tax gain (loss) of $(37.4) million, $(19.7) million and $2.8 million on the change in fair value of the embedded derivatives, respectively. The adoption of SFAS 157 during 2008 resulted in the incorporation of our own non-performance risk and additional risk margins in the valuation of the GMWB. In 2008, the difference in the gain on the hedging instruments and the loss on the GMWB is largely attributable to the inclusion of our own non-performance risk in the valuation of the GMWB, which is a risk we do not attempt to hedge.

9. Closed Block

     In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

     Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

     A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

     If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2008 and 2007, cumulative actual earnings have been less than cumulative expected earnings. Additionally, cumulative net unrealized gains (losses) did not exceed the cumulative expected earnings. Therefore, there was no PDO liability as of December 31, 2008 and 2007.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
9. Closed Block — (continued)

Closed Block liabilities and assets designated to the Closed Block were as follows:
	December 31,
	2008	2007
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$ 5,309.9	$ 5,362.1
Other policyholder funds	25.9	26.7
Policyholder dividends payable	328.9	351.1
Other liabilities	47.1	71.1
Total Closed Block liabilities	5,711.8	5,811.0
Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,429.5	3,032.4
Fixed maturities, trading	32.8	10.2
Equity securities, available-for-sale	15.9	22.2
Mortgage loans	618.1	638.1
Policy loans	758.2	753.4
Other investments	183.8	122.8
Total investments	4,038.3	4,579.1
Cash and cash equivalents	39.4	—
Accrued investment income	70.1	73.3
Deferred income tax asset	270.4	94.8
Premiums due and other receivables	18.2	20.1
Other assets	—	39.2
Total assets designated to the Closed Block	4,436.4	4,806.5
Excess of Closed Block liabilities over assets designated to the Closed Block	1,275.4	1,004.5
Amounts included in accumulated other comprehensive income (loss)	(307.7)	10.9
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 967.7	$ 1,015.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

9. Closed Block — (continued)

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Revenues
Premiums and other considerations	$ 550.4	$ 576.6	$ 596.7
Net investment income	280.9	288.3	293.2
Net realized capital losses	(12.7)	(12.9)	(0.9)
Total revenues	818.6	852.0	889.0
Expenses
Benefits, claims and settlement expenses	467.6	485.8	497.0
Dividends to policyholders	261.8	286.4	287.0
Operating expenses	7.4	12.1	5.5
Total expenses	736.8	784.3	789.5
Closed Block revenue, net of Closed Block expenses, before income taxes	81.8	67.7	99.5
Income taxes	25.6	20.7	32.2
Closed Block revenue, net of Closed Block expenses and income taxes	56.2	47.0	67.3
Funding adjustment charges	(8.5)	(9.4)	(7.7)
Closed Block revenue, net of Closed Block expenses, income taxes and funding
adjustment charges	$ 47.7	$ 37.6	$ 59.6

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Beginning of year	$ 1,015.4	$ 1,053.0	$ 1,112.6
End of year	967.7	1,015.4	1,053.0
Change in maximum future earnings	$ (47.7)	$ (37.6)	$ (59.6)

     We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2008, 2007 and 2006 were as follows:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Balance at beginning of year	$ 2,626.7	$ 2,265.9	$ 2,069.9
Cost deferred during the year	637.8	568.7	445.8
Amortized to expense during the year	(375.1)	(351.4)	(236.8)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	1,080.7	143.5	(13.0)
Balance at end of year	$ 3,970.1	$ 2,626.7	$ 2,265.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11. Insurance Liabilities Contractholder Funds

     Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2008	2007
	(in millions)
Liabilities for investment-type contracts:
GICs	$ 11,857.4	$ 11,698.8
Funding agreements	15,757.3	16,193.4
Other investment-type contracts	987.1	1,236.8
Total liabilities for investment-type contracts	28,601.8	29,129.0
Liabilities for individual annuities	11,128.6	8,259.7
Universal life and other reserves	3,316.0	2,878.8
Total contractholder funds	$ 43,046.4	$ 40,267.5

     Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

     Funding agreements include those issued directly to nonqualified institutional investors, as well as to four separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

     We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2008 and 2007, $3,159.1 million and $3,935.3 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program as we are authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2008 and 2007, $1,415.2 million and $1,469.8 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this new program.

     In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2008 and 2007, $2,468.7 million and $3,109.9 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the following paragraph.

     We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2008 and 2007, $7,655.5 million and $6,748.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG.

     Due to a downturn in the credit market, we reduced the amount of medium term note issuances in 2008. As economic conditions change, we will reassess the use of our medium term note programs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11. Insurance Liabilities — (continued) Future Policy Benefits and Claims

Activity associated with unpaid accident and health claims is summarized as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Balance at beginning of year	$ 964.3	$ 877.2	$ 814.8
Incurred:
Current year	1,994.5	2,160.6	2,047.5
Prior years	(56.7)	(12.8)	(37.5)
Total incurred	1,937.8	2,147.8	2,010.0
Payments:
Current year	1,588.6	1,738.5	1,666.9
Prior years	321.7	322.2	280.7
Total payments	1,910.3	2,060.7	1,947.6
Balance at end of year:
Current year	405.9	422.1	380.6
Prior years	585.9	542.2	496.6
Total balance at end of year	$ 991.8	$ 964.3	$ 877.2

     The activity summary in the liability for unpaid accident and health claims shows a decrease of $56.7 million, $12.8 million and $37.5 million for the years ended December 31, 2008, 2007 and 2006, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2008, 2007 and 2006, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expense liabilities of $39.1 million, $37.0 million and $33.4 million, and related reinsurance recoverables of $4.3 million, $4.2 million and $4.9 million in 2008, 2007 and 2006, respectively, which are not included in the rollforward above.

12. Debt Short-Term Debt

     As of December 31, 2008, we had credit facilities with various financial institutions in an aggregate amount of $450.0 million. As of December 31, 2008 and 2007, we had $291.1 million and $344.5 million of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, and had no assets pledged as support. Interest paid on intercompany debt was $8.3 million, $19.6 million and $23.8 million during 2008, 2007 and 2006, respectively.

     The weighted-average interest rates on short-term borrowings as of December 31, 2008 and 2007, were 0.5% and 4.7% respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2008 and 2007, were as follows:

	December 31,
	2008	2007
	(in millions)
8% surplus notes payable, due 2044	$ 99.2	$ 99.2
Non-recourse mortgages and notes payable	—	63.2
Other mortgages and notes payable	22.0	24.5
Total long-term debt	$ 121.2	$ 186.9

     The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Debt — (continued)

     On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2008, 2007 and 2006 was approved by the Commissioner, and charged to expense.

     Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

     The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2008, ranged from $6.0 million to $9.3 million per development with interest rates generally ranging from 5.5% to 5.8% . Outstanding principal balances as of December 31, 2007, ranged from $3.0 million to $41.2 million per development with interest rates generally ranging from 5.5% to 8.1% . Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $30.4 million and $141.1 million as of December 31, 2008 and 2007, respectively.

At December 31, 2008, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2009		$ 0.5
2010			0.4
2011			0.4
2012			0.4
2013			8.8
Thereafter			110.7
Total future maturities of the long-term debt		$ 121.2

13. Income Taxes

Our income tax expense from continuing operations was as follows:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Current income taxes:
U.S. federal	$ 116.0	$ 288.7	$ 233.9
State and foreign	34.7	25.3	49.0
Total current income taxes	150.7	314.0	282.9
Deferred income taxes	(106.4)	(112.8)	37.1
Total income taxes	$ 44.3	$ 201.2	$ 320.0

     Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective tax rate from continuing operations is as follows:

	For the year ended
	December 31,
	2008	2007	2006
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(19)	(12)	(8)
Interest exclusion from taxable income	(6)	(2)	(1)
Other	—	1	(1)
Effective income tax rate	10%	22%	25%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Income Taxes — (continued)

     We adopted the provisions of FIN 48 on January 1, 2007. The application of FIN 48 did not have a material impact on our consolidated financial statements. As of December 31, 2008, the total unrecognized benefits were $62.9 million. Of this amount, $24.4 million, if recognized, would reduce the 2008 effective tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses. As of December 31, 2008 and 2007, we had recognized $21.3 million and $17.8 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively, of which $3.5 million was included in net income during 2008.

A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2008	2007
	(in millions)
Balance at beginning of year	$ 59.5	$ 60.0
Additions based on tax positions related to the current year	1.7	0.1
Additions for tax positions of prior years	4.1	—
Reductions for tax positions related to the current year	(2.1)	—
Reductions for tax positions of prior years	(0.3)	(0.6)
Balance at end of year	$ 62.9	$ 59.5

Significant components of our net deferred income taxes were as follows:
	December 31,
	2008	2007
	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$ 2,237.6	$ —
Insurance liabilities	400.3	377.9
Net operating loss carryforwards	187.2	104.6
Post-retirement benefits	479.2	54.0
Stock-based compensation	48.3	46.2
Other deferred income tax assets	58.9	41.9
Gross deferred income tax assets	3,411.5	624.6
Valuation allowance	(5.3)	(4.8)
Total deferred income tax assets	3,406.2	619.8
Deferred income tax liabilities:
Deferred policy acquisition costs	(810.2)	(733.8)
Real estate	(150.5)	(170.5)
Net unrealized gains on available-for-sale securities	—	(26.9)
Intangible assets	(25.7)	(33.8)
Other deferred income tax liabilities	(87.3)	(41.1)
Total deferred income tax liabilities	(1,073.7)	(1,006.1)
Total net deferred income tax assets (liabilities)	$ 2,332.5 $	(386.3)

Net deferred tax income taxes by jurisdiction are as follows:

	December 31,
	2008	2007
	(in millions)
Deferred income tax assets:
U.S.	$ 2,336.7	$ —
Deferred income tax liabilities:
U.S.	—	(364.5)
State	(4.2)	(21.8)
Net deferred income tax liabilities	(4.2)	(386.3)
Total net deferred income tax assets (liabilities)	$ 2,332.5	$ (386.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Income Taxes — (continued)

     In management’s judgment, the total deferred income tax asset is more likely than not to be realized. Included in the deferred income tax asset is the expected income tax benefit attributable to net unrealized losses on available-for-sale securities. There is no valuation allowance provided for the deferred tax asset attributable to unrealized losses on available-for-sale securities. Management expects to recover the unrealized losses by holding the securities until maturity or recovery in value; therefore, the related deferred tax asset is expected to reverse over time.

     The total deferred income tax asset also includes capital and net operating loss carryforwards for tax purposes available to offset future capital gains and taxable income, respectively. The capital loss carryforward was $110.0 million as of December 31, 2008 and will expire if unused by 2013. Domestic state net operating loss carryforwards were $1.0 million as of December 31, 2008, and will expire between 2009 and 2025. A valuation allowance has been recorded on income tax benefits associated with state net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax asset that is more likely than not to be realized.

     Accumulated net operating losses of $376.6 million and $263.8 million at December 31, 2008 and 2007, respectively, are attributed to captive reinsurance companies that are temporarily excluded from the consolidated U.S. federal income tax return. These net operating losses will expire between 2021 and 2023. One of the captive reinsurance companies will be able to join the consolidated U.S. federal income tax return in 2012 with the other in 2013. All accumulated net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

     The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2004. The examination of tax returns for the years 2002 and 2003 resulted in a refund of $176.7 million (including interest) in December 2006, which was consistent with the receivable that we had established for these tax years. We are contesting other issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. At December 31, 2008 and 2007, respectively, our accrual for current tax receivable included $230.8 million and $214.3 million associated with the requested refunds, as it is management’s assessment the refunds will more likely than not be realized. These current tax receivables are included in other assets in the consolidated statements of financial position. We do not expect the litigation to be resolved within the next twelve months.

     The IRS commenced examination of the U.S. consolidated federal income tax returns for 2004-2005 in March 2007. The fieldwork is substantially complete and the final report is expected to be received sometime in the third or fourth quarter 2009. The statute of limitations for the 2004-2005 tax years expires on September 15, 2009. The IRS will begin examination of the U.S. consolidated federal income tax returns for 2006-2007 in the first quarter 2009.

     We believe it is reasonably possible that the amount of our unrecognized tax benefits could increase by $0.0 million to $11.0 million within the next twelve months. The uncertainty is associated with our affiliate’s investment in a transaction that gave rise to foreign tax credits. We expect the IRS to disallow some or all of these foreign tax credits. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits

     We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

     We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the plans are fully funded on a U.S. GAAP basis, no deposit is made. While we designate assets to cover the computed liability of the non-qualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

     We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

     Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the plans are fully funded on a U.S. GAAP basis, no deposit is made.

     For 2007, we used a measurement date of October 1 for the pension and other postretirement benefit plans. For 2008, we used a December 31 measurement date as required by SFAS 158.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued) Obligations and Funded Status

     The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

     The accumulated benefit obligation for all defined benefit pension plans was $1,535.8 million and $1,363.1 million at December 31, 2008 and 2007, respectively.

     Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $269.8 million and $237.2 million as of December 31, 2008 and 2007, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued) Pension Plan Changes and Plan Gains/Losses

     On January 1, 2008, the vesting schedule for the qualified pension plan and corresponding nonqualified plans changed to a three-year cliff schedule as required by the Pension Protection Act of 2006. This change was recognized as a prior service cost and resulted in an increase in liabilities of $4.3 million at December 31, 2007.

     For the year ended December 31, 2008, the pension plans had an actuarial loss of $8.1 million, primarily due to a decrease in the discount rate offset by a change in certain actuarial assumptions and methods. For the year ended December 31, 2007, the pension plans had an actuarial loss of $33.3 million, primarily due to salary increases greater than assumed, which was partially offset by the increase in the discount rate.

Other Post Retirement Plan Changes and Plan Gains/Losses

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During 2008, 2007 and 2006, the Medicare subsidies we received and accrued for were $0.8 million, $0.8 million and $0.9 million, respectively, and are included in service cost.

     An actuarial loss of $44.0 million occurred during 2008 for the other postretirement benefit plans. This was due to a decrease in the discount rate and a less than expected increase in retiree contributions, which was partially offset by a decrease in the trend assumption and a less than expected increase in health care claim costs. An actuarial gain of $1.2 million occurred during 2007 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs, as well as an increase in the discount rate. The gain was partially offset by an increase of the trend assumption.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

     For 2008, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. For 2007, the obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2008	2007
	(in millions)
Projected benefit obligation	$ 1,712.1	$ 310.6
Accumulated benefit obligation	1,535.8	239.1
Fair value of plan assets	1,010.5	1,597.6

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

	December 31,
	2008	2007
	(in millions)
Accumulated postretirement benefit obligation	$ 87.9	$ 2.0
Fair value of plan assets	71.6	1.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
14. Employee and Agent Benefits — (continued)
Components of net periodic benefit cost:

     For 2007, we used a measurement date of October 1 for the pension and other postretirement plans. For 2008, we used a December 31 measurement date as required by SFAS 158. Net periodic benefit cost shown above for 2008 covers the period of 15 months from October 1, 2007, through December 31, 2008. Net periodic benefit cost for the period from October 1, 2007, to December 31, 2007, was recognized as a direct adjustment to retained earnings during 2008 as required by SFAS 158. The breakdown of 2008 net periodic benefit cost between the two periods was as follows:

		Pension benefits		Other postretirement benefits
	10/01/07-	1/1/08-		10/01/07- 1/1/08-
	12/31/07	12/31/08	Total	12/31/07 12/31/08	Total
(in millions)
Net periodic benefit cost (income)	$ 3.1	$ 12.3 $	15.4 $ (4.5) $ (18.1)		$ (22.6)

     The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

     As of and subsequent to December 31, 2006, net actuarial (gain) loss and net prior service cost benefit have been recognized in accumulated other comprehensive income due to the application of SFAS 158.

     The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the pension benefits during the 2009 fiscal year are $92.6 million and $(7.7) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the 2009 fiscal year are $9.2 million and $(2.1) million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued) Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

			Pension benefits		Other postretirement benefits

			For the year ended December 31,
			2008	2007	2008	2007
Discount rate			6.00%	6.30%	6.00%	6.30%
Rate of compensation increase			5.00%	5.00%	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost
		Pension benefits			Other postretirement benefits
			For the year ended December 31,
	2008	2007	2006		2008	2007	2006
Discount rate	6.30%	6.15%	5.75%		6.30%	6.15%	5.75%
Expected long-term return on plan assets	8.25%	8.25%	8.25%		7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%

     For other postretirement benefits, the 7.30% expected long-term return on plan assets for 2008 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the health, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

     The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2008, the long-term expected return on plan assets will be lowered to 8.00% for the 2009 expense calculation.

Assumed health care cost trend rates
	December 31,
	2008	2007
Health care cost trend rate assumed for next year under age 65	10.5%	12.0%
Health care cost trend rate assumed for next year age 65 and over	10.0%	11.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2020	2019

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$ 4.8 $	(3.8)
Effect on accumulated postretirement benefit obligation	(46.4)	37.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued) Pension Plan Assets

     The qualified pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

	December 31,	October 1,
Asset category	2008	2007
Domestic equity securities	50%	53%
International equity securities	17	18
Domestic debt securities	23	21
Real estate	10	8
Total	100%	100%

Our investment strategy is to achieve the following:

  Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
  Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.
  Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

     In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

The overall target asset allocation for the qualified plan assets is:

Asset category	Target allocation
Domestic equity securities	40% - 60%
International equity securities	5% - 20%
Domestic debt securities	20% - 30%
International debt securities	0% - 7%
Real estate	3% - 10%

     Other 0% - 7% Other Postretirement Benefit Plan Assets

     The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

	December 31,	October 1,
Asset category	2008	2007
Equity securities	53%	63%
Debt securities	47	37
Total	100%	100%
The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Equity securities		50 - 70%

     Debt securities 30 - 50% The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued) Contributions

     Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2009 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans. We may contribute to our other postretirement benefit plans in 2009 pending future analysis.

Estimated Future Benefit Payments

     The estimated future benefit payments, which reflect expected future service, and the expected amount of tax-free subsidy receipts under Medicare Part D are:

		Other postretirement benefits
		(gross benefit payments,
		including prescription drug	Amount of Medicare Part D
	Pension benefits	benefits)	subsidy receipts
		(in millions)
Year ending December 31:
2009	$ 65.4	$ 21.6	$ 1.1
2010	70.2	23.6	1.2
2011	75.1	25.8	1.4
2012	81.0	28.2	1.7
2013	87.5	30.9	1.8
2014-2018	533.5	201.1	13.2

     The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

     The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2008.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Employee and Agent Benefits — (continued)

     The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.

     In addition, we have defined contribution plans that are generally available to all employees and agents. Eligible participants could not contribute more than $15,500 of their compensation to the plans in 2008. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants”. In 2006, we matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $41.2 million, $40.0 million and $36.4 million in 2008, 2007 and 2006, respectively, to our qualified defined contribution plans.

     We also have a nonqualified defined contribution plan available to select employees and agents which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2008 and 2007, we matched the Grandfathered Choice Participant's Contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum contribution of 6% of the participant's compensation. We contributed $7.3 million, $7.5 million and $8.0 million in 2008, 2007 and 2006, respectively, to our nonqualified defined contribution plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Contingencies, Guarantees and Indemnifications Litigation and Regulatory Contingencies

     We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to other industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

     On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. Our Motion to Transfer Venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August 27, 2008, the Plaintiff's Motion for Class Certification was denied. The Plaintiff filed a petition seeking permission to appeal that ruling. The petition was denied on October 28, 2008.

     On August 28, 2007, two plaintiffs, “Walsh and Young”, filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us and Princor Financial Services Corporation (the “Principal Defendants”). The lawsuit alleges that the Principal Defendants breached alleged fiduciary duties to participants in employer-sponsored 401(k) plans who were retiring or leaving their respective plans, including providing misleading information and failing to act solely in the interests of the participants, resulting in alleged violations of ERISA. The Principal Defendants are aggressively defending the lawsuit.

     While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any pending litigation or regulatory matter will have a material adverse effect on our business or financial position. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

     In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2008, was approximately $222.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

     We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc. and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Contingencies, Guarantees and Indemnifications — (continued) Guaranty Funds

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2008 and 2007, the liability balance for guaranty fund assessments, which is not discounted, was $16.2 million and $9.8 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2008 and 2007, $8.1 million and $2.4 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

     As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2008, 2007 and 2006, respectively, was $49.3 million, $50.7 million and $52.8 million.

     At December 31, 2008, the future minimum lease payments are $178.9 million. The following represents payments due by period for operating lease obligations as of December 31, 2008 (in millions):

Year ending December 31:
2009	$ 47.9
2010	39.6
2011	27.3
2012	18.7
2013	14.3
2014 and thereafter	35.2
183.0
Less: Future sublease rental income on noncancelable leases	4.1
Total future minimum lease payments	$ 178.9

Capital Leases

     Beginning in 2007, we leased hardware storage equipment under capital leases. As of December 31, 2008 and 2007, these leases had a gross asset balance of $21.0 million and $15.2 million and accumulation depreciation of $10.5 million and $5.0 million, respectively. Depreciation expense for the years ended December 31, 2008 and 2007, was $6.2 million and $5.0 million, respectively.

     As of December 31, 2008, we no longer leased an aircraft under a capital lease. As of December 31, 2007, we leased an aircraft which had a gross asset balance of $14.4 million and accumulated depreciation of $1.7 million. Depreciation expense for each of the years ended December 31, 2008, 2007 and 2006 was zero, $0.6 million and $0.6 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Contingencies, Guarantees and Indemnifications — (continued)

     The following represents future minimum lease payments due by period for capital lease obligations as of December 31, 2008 (in millions).

Year ending December 31:
2009	$ 5.7
2010	3.6
2011	2.0
2012	0.2
2013	—
2014 and thereafter	—
Total	11.5
Less: Amounts representing interest	0.7
Net present value of minimum lease payments	$ 10.8

Letters of Credit

     We have entered into agreements with third parties who issue standby letters of credit on behalf of a wholly-owned captive reinsurance subsidiary. The letters of credit are used to support the statutory reserves assumed by our captive reinsurance company. The letters of credit, which we guarantee, also allow us to take credit for ceded reserves on our statutory balance sheet. As of December 31, 2008 and 2007, there was a total of $429.0 million and $365.0 million in outstanding letters of credit, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

16. Stockholder’s Equity

Accumulated Other Comprehensive Income (Loss)

     Comprehensive income includes all changes in stockholder’s equity during a period except those resulting from investments by stockholders and distributions to stockholders.

The components of accumulated other comprehensive income (loss) were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

16. Stockholder’s Equity — (continued)

	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	gains (losses) on	gains on	currency	post-retirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	income (loss)
			(in millions)
Balances at January 1, 2008	$ 31.2	$ 21.6	$ (2.5)	$ 67.2	$ 117.5
Net change in unrealized gains on fixed
maturities, available-for-sale	(7,782.1)	—	—	—	(7,782.1)
Net change in unrealized gains on equity
securities, available-for-sale	(61.1)	—	—	—	(61.1)
Net change in unrealized gains on equity
method subsidiaries and minority interest
adjustments	76.2	—	—	—	76.2
Adjustments for assumed changes in
amortization pattern	1,173.0	—	—	—	1,173.0
Net change in unrealized gains on
derivative instruments	—	124.5	—	—	124.5
Change in net foreign currency translation
adjustment	—	—	(23.8)	—	(23.8)
Effects of changing post-retirement benefit
plan measurement date	—	—	—	(3.1)	(3.1)
Change in unrecognized post-retirement
benefit obligations	—	—	—	(973.1)	(973.1)
Net change in provision for deferred
income tax benefit (expense)	2,307.9	(43.5)	8.3	341.7	2,614.4
Balances at December 31, 2008	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)

     The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Unrealized losses on available-for-sale securities and derivative instruments
arising during the year	$ (4,205.1)	$ (550.8)	$(269.9)
Adjustment for realized gains (losses) on available-for-sale securities and
derivative instruments included in net income	(15.1)	80.9	25.1
Unrealized losses on available-for-sale securities and derivative instruments,
as reported	$ (4,220.2)	$ (469.9)	$(244.8)

     The above table includes unrealized gains (losses) on available-for-sale securities and derivatives in cash flow hedge relationships net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes.

Dividend Limitations

     Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2008 statutory results, we could pay approximately $651.3 million in stockholder dividends in 2009 without exceeding the statutory limitation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Fair Value of Financial Instruments

     We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value under SFAS No. 107, Disclosure About Fair Value of Financial Instruments (“SFAS 107”). We follow SFAS 157 to determine SFAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements.

Valuation hierarchy

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). For SFAS 157 disclosures, SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels.

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.
  Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturity securities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.
  Level 3 – Significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain fixed maturity securities, private equity securities, complex derivatives and embedded derivatives that must be priced using broker quotes or other valuation methods that utilize significant unobservable inputs.

Determination of fair value

     The following discussion describes the valuation methodologies used for assets and liabilities measured or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fixed Maturities and Equity Securities

     Fair values of equity securities are determined using public quotations, when available. Fair values of public bonds and those private securities that are actively traded in the secondary market have been determined through the use of third-party pricing services using market observable inputs. Private placement securities and other corporate fixed maturities where we do not receive a public quotation are valued by discounting the expected cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security. Private equity securities may also utilize internal valuation methodologies appropriate for the specific asset. Fair values might also be determined using broker quotes or through the use of internal models or analysis.

Derivatives

     Fair values of derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities.

Mortgage Loans

     Fair values of commercial and residential mortgage loans are determined by discounting the expected cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Fair Value of Financial Instruments (continued)

Policy Loans

     Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

Other Investments

     Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The carrying amounts of other assets classified as other investments in the accompanying consolidated statements of financial position approximate their fair values.

Cash and Cash Equivalents

     Because of the nature of these assets, carrying amounts approximate fair values. Fair values of cash equivalents may be determined using public quotations, when available.

Securities Lending Collateral and Securities Lending Payable

     The carrying amounts of our securities lending cash collateral and securities lending payable approximate their fair value. During the third quarter of 2008, we decided to temporarily unwind the securities lending program due to a downturn in current economic conditions.

Separate Account Assets

     Separate account assets include public equity, public and private debt securities and derivative instruments, for which fair values are determined as previously described. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser.

Investment-Type Insurance Contracts

     The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts. Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract. The fair value of embedded derivatives is calculated based on actuarial and capital market assumptions, including non-performance risk, reflecting the projected cash flows over the life of the contract, incorporating expected policyholder behavior.

Short-Term Debt

     The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity.

Long-Term Debt

     Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Fair Value of Financial Instruments (continued)

Separate Account Liabilities

     Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection.

Other Liabilities

     Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based the value of the underlying securities utilizing the yield, credit quality and average maturity of each security.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

		As of December 31, 2008
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Assets
Fixed maturities, available-for-sale	$ 38,064.0	$ 96.8	$ 36,831.2	$ 1,136.0
Fixed maturities, trading	752.1	—	691.4	60.7
Equity securities, available-for-sale	234.2	169.8	8.2	56.2
Equity securities, trading	125.7	31.1	94.6	—
Net derivative assets and liabilities (1)	(161.3)	—	4.9	(166.2)
Other investments (2)	66.0	3.3	62.7	—
Cash equivalents (3)	1,601.1	649.4	951.7	—
Sub-total excluding separate account assets	40,681.8	950.4	38,644.7	1,086.7

Separate account assets	51,069.2	30,609.3	14,567.3	5,892.6
Total assets	$ 91,751.0	$ 31,559.7	$ 53,212.0	$ 6,979.3

Liabilities
Investment-type insurance contracts (4)	$ (39.9)	$ —	$ —	$ (39.9)
Other liabilities (4)	(109.3)	—	(5.5)	(103.8)
Total liabilities	$ (149.2)	$ —	$ (5.5)	$ (143.7)

(1)	The fair value of our derivative instruments classified as assets and liabilities at December 31, 2008, was $1,873.2 million and $2,034.5 million, respectively. Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities.
(2)	Primarily includes seed money investments reported at fair value.
(3)	Includes short-term investments with a maturity date of three months or less when purchased.
(4)	Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Fair Value of Financial Instruments (continued) Changes in Level 3 fair value measurements

     The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

		For the year ended December 31, 2008					Changes in
		Total realized/unrealized gains				Ending	unrealized
	Beginning	(losses)				asset /	gains (losses)
	asset /			Purchases,		(liability)	included in
	(liability)		Included in	sales,		balance	net income
	balance as	Included in	other	issuances	Transfers	as of	relating to
	of January	net income	comprehensive	and	in (out) of	December	positions still
	1, 2008	(1)	income	settlements	Level 3	31, 2008	held (1)
				(in millions)
Assets
Fixed maturities, available-for-sale	$ 2,153.6	$ (148.5)	$ (508.7)	$ (567.8)	$ 207.4	$ 1,136.0	$ (116.7)
Fixed maturities, trading	92.3	(19.1)	—	(11.4)	(1.1)	60.7	(19.1)
Equity securities, available-for-sale	51.1	(41.5)	(12.1)	20.7	38.0	56.2	(35.3)
Net derivative assets and liabilities	(8.0)	(125.3)	(23.9)	(9.0)	—	(166.2)	(130.5)
Separate account assets	7,122.2	(958.4)	—	(166.9)	(104.3)	5,892.6	(944.1)

Liabilities
Investment-type insurance
contracts	(49.3)	(38.2)	—	47.6	—	(39.9)	(50.3)
Other liabilities (2)	(155.6)	—	70.0	(18.2)	—	(103.8)	—

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) for the year ended December 31, 2008, are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in accumulated other comprehensive income.

Assets and liabilities measured at fair value on a nonrecurring basis

     Certain assets are measured at fair value on a nonrecurring basis. During 2008, mortgage servicing rights with an aggregate cost of $13.8 million had been written down to fair value of $12.3 million, resulting in a charge of $1.5 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

Transition

     In connection with our adoption of SFAS 157 on January 1, 2008, we recorded a $13.0 million pre-tax gain in net realized capital gains (losses) resulting from the incorporation of our own creditworthiness and additional risk margins in the valuation of certain embedded derivatives recorded at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Fair Value of Financial Instruments — (continued) SFAS 107 disclosures

The carrying amounts and estimated fair values of our financial instruments were as follows:

		December 31,
	2008		2007
	Carrying amount	Fair value	Carrying amount	Fair value
		(in millions)
Assets (liabilities)
Fixed maturities, available-for-sale	$ 38,064.0 $	38,064.0 $	44,236.7 $	44,236.7
Fixed maturities, trading	752.1	752.1	302.1	302.1
Equity securities, available-for-sale	234.2	234.2	309.7	309.7
Equity securities, trading	125.7	125.7	223.9	223.9
Net derivative assets and liabilities	(161.3)	(161.3)	478.7	478.7
Mortgage loans	12,633.8	12,863.8	12,101.0	12,809.3
Policy loans	881.4	1,119.4	853.7	940.3
Other investments	146.7	146.7	163.0	163.0
Cash and cash equivalents	2,536.7	2,536.7	1,447.3	1,447.3
Securities lending collateral	—	—	622.7	622.7
Separate account assets	51,069.2	51,069.2	75,743.3	75,743.3
Investment-type insurance contracts	(39,730.4)	(36,277.3)	(37,388.7)	(36,627.9)
Short-term debt	(291.1)	(291.2)	(344.5)	(344.5)
Long-term debt	(121.2)	(109.4)	(186.9)	(201.4)
Separate account liabilities	(46,549.6)	(45,609.3)	(69,299.2)	(68,169.6)
Other liabilities	(109.3)	(109.3)	(166.2)	(166.2)
Securities lending payable	—	—	(622.7)	(622.7)

18. Statutory Insurance Financial Information

     We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Our use of prescribed and permitted statutory accounting practices has resulted in higher statutory surplus of $387.4 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our universal life “secondary” or “no lapse” guarantee provisions. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

     Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, we meet the minimum RBC requirements.

Statutory net income and statutory surplus were as follows:

	As of or for the year ended December 31,
	2008	2007	2006
		(in millions)
Statutory net income	$ 83.3	$ 540.2	$684.9
Statutory surplus	4,807.7	3,695.0	3,596.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Segment Information

     We provide financial products and services through the following segments: U.S. Asset Accumulation, Global Asset Management and Life and Health Insurance. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

     The U.S. Asset Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

     The Global Asset Management segment provides asset management services to our asset accumulation business, our life and health insurance operations, the Corporate segment and third-party clients.

     The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

     The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

     Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on non-hedge derivative instruments and exclude certain market value adjustments of embedded derivatives. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on non-hedge derivatives), including their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues and revenue from our terminated commercial mortgage securities issuance operation. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

     The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Segment Information — (continued)

     The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

		December 31,
		2008	2007
		(in millions)
Assets:
U.S. Asset Accumulation	$ 99,774.7		$ 125,369.3
Global Asset Management		1,123.3	1,226.2
Life and Health Insurance		14,497.9	14,783.8
Corporate		3,727.7	2,771.5
Total consolidated assets	$ 119,123.6		$ 144,150.8

	For the year ended December 31,
	2008	2007	2006
		(in millions)
Operating revenues by segment:
U.S. Asset Accumulation	$ 4,331.3	$ 4,617.1	$ 3,924.9
Global Asset Management	545.8	529.0	424.8
Life and Health Insurance	4,660.0	4,840.4	4,722.6
Corporate	(115.5)	(65.2)	(82.2)
Total segment operating revenues	9,421.6	9,921.3	8,990.1
Add:
Net realized capital gains (losses) (except periodic settlements and accruals on non-hedge derivatives), including recognition of front-end fee revenues and certain market value adjustments to fee
revenues	(685.5)	(362.5)	29.9
Terminated commercial mortgage securities issuance operation	(32.1)	30.1	60.6
Subtract:
Operating revenues from discontinued real estate investments	—	0.3	(3.1)
Total revenues per consolidated statements of operations	$ 8,704.0	$ 9,588.6	$ 9,083.7
Operating earnings by segment, net of related income taxes:
U.S. Asset Accumulation	$ 499.6	$ 605.5	$ 516.7
Global Asset Management	86.6	98.0	71.4
Life and Health Insurance	272.2	223.3	285.3
Corporate	18.5	45.1	26.6
Total segment operating earnings, net of related income taxes	876.9	971.9	900.0
Net realized capital gains (losses), as adjusted (1)	(453.4)	(245.4)	7.7
Other after-tax adjustments (2)	(20.4)	14.6	69.9
Net income per consolidated statements of operations	$ 403.1	$ 741.1	$ 977.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Segment Information — (continued)

(1) Net realized capital gains (losses), as adjusted, is derived as follows:

	2008	2007	2006
		(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$ (622.6)	$ (348.4)	$ 30.4
Periodic settlements and accruals on non-hedge derivatives (3)	(59.0)	(18.8)	—
Certain market value adjustments to fee revenues	(3.9)	(4.0)	(1.3)
Recognition of front-end fee revenues	—	8.7	0.8
Net realized capital gains (losses), net of related revenue adjustments	(685.5)	(362.5)	29.9
Amortization of deferred policy acquisition and sales inducement costs related to
net realized capital gains (losses)	(47.2)	10.4	5.4
Capital (gains) losses distributed	49.6	(10.9)	(11.8)
Certain market value adjustments of embedded derivatives	(9.5)	—	—
Minority interest capital (gains) losses	0.9	(11.4)	(7.5)
Income tax effect	238.3	129.0	(8.3)
Net realized capital gains (losses), as adjusted	$ (453.4)	$ (245.4)	$ 7.7

(2)	In 2008, other after-tax adjustments of $(20.4) million included (1) the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($28.0 million) and (2) the positive effect of a change in an estimated loss related to a prior year legal contingency ($7.6 million).
In 2007, other after-tax adjustments of $14.6 million included (1) the positive effect of: (a) a gain on sale of a real estate property that qualifies for discontinued operations treatment ($20.0 million) and (b) gains associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operation accounting treatment under U.S. GAAP ($5.7 million) and (2) the negative effect of tax refinements related to prior years ($11.1 million).
In 2006, other after-tax adjustments of $69.9 million included (1) the positive effect of: (a) gain on sales of real estate properties that qualify for discontinued operations treatment ($30.9 million); (b) gains associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($28.7 million) and (c) a favorable court ruling on a contested IRS issue for 1991 and later years ($18.8 million) and (2) the negative effect from a contribution to the Principal Financial Group, Inc. Foundation ($8.5 million).
(3)	The amounts in periods prior to 2007 were not material.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Segment Information — (continued)

     The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2008	2007	2006
	(in millions)
Income tax expense (benefit) by segment:
U.S. Asset Accumulation	$ 116.3	$ 137.7	$ 115.2
Global Asset Management	46.4	52.9	38.8
Life and Health Insurance	133.8	107.6	144.1
Corporate	(2.7)	20.3	10.9
Total segment income taxes from operating earnings	293.8	318.5	309.0
Add:
Tax expense (benefit) related to net realized capital gains (losses), as adjusted	(238.3)	(129.0)	8.3
Tax expense (benefit) related to other after-tax adjustments	4.1	8.8	(13.9)
Tax expense (benefit) related to terminated commercial mortgage securities
issuance operation	(15.3)	3.0	15.5
Subtract:
Income tax expense (benefit) from discontinued real estate	—	0.1	(1.1)
Total income tax expense per consolidated statements of operations	$ 44.3	$ 201.2	$ 320.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
19. Segment Information — (continued)

The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2008	2007	2006
	(in millions)
U.S. Asset Accumulation:
Full-service accumulation	$ 1,397.3	$ 1,591.4	$ 1,382.7
Individual annuities	1,017.1	799.8	582.8
Bank and trust services	74.4	66.8	53.0
Eliminations	(7.4)	(6.6)	(5.1)
Total Accumulation	2,481.4	2,451.4	2,013.4
Investment only	1,138.0	1,179.2	1,080.7
Full-service payout	711.9	986.5	830.8
Total Guaranteed	1,849.9	2,165.7	1,911.5
Total U.S. Asset Accumulation	4,331.3	4,617.1	3,924.9
Global Asset Management (1)	545.8	529.0	424.8
Life and Health Insurance:
Individual life insurance	1,393.4	1,370.1	1,344.7
Health insurance	1,770.2	2,001.7	2,063.8
Specialty benefits insurance	1,498.2	1,470.7	1,316.0
Eliminations	(1.8)	(2.1)	(1.9)
Total Life and Health Insurance	4,660.0	4,840.4	4,722.6
Corporate	(115.5)	(65.2)	(82.2)
Total operating revenues	$ 9,421.6	$ 9,921.3	$ 8,990.1
Total operating revenues	$ 9,421.6	$ 9,921.3	$ 8,990.1
Add:
Net realized capital gains (losses) (except periodic settlements and accruals on non-hedge derivatives), including recognition of front-end
fee revenues and certain market value adjustments to fee revenues	(685.5)	(362.5)	29.9
Terminated commercial mortgage securities issuance operation	(32.1)	30.1	60.6
Subtract:
Operating revenues from discontinued real estate investments	—	0.3	(3.1)
Total revenues per consolidated statements of operations	$ 8,704.0	$ 9,588.6	$ 9,083.7

(1)	Reflects inter-segment revenues of $215.6 million, $171.4 million and $152.3 million in 2008, 2007 and 2006, respectively. These revenues are eliminated within the Corporate segment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

20. Stock-Based Compensation Plans

     The Stock-Based Compensation Plans footnote represents all share based compensation data related to us and our subsidiaries’ employees. As of December 31, 2008, our ultimate parent, PFG has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan (“Stock-Based Compensation Plans”). As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units.

     For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for the Stock-Based Compensation Plans is as follows:

	For the year ended December 31,
	2008		2007	2006
	(in millions)
Compensation cost	$ 26.1		$ 53.0 $	58.0
Related income tax benefit		8.3	17.6	19.0
Capitalized as part of an asset		4.7	4.0	3.4

Nonqualified Stock Options

     Nonqualified stock options were granted to certain employees under the 2005 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the 2005 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG’s common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

     The total intrinsic value of stock options exercised was $3.4 million, $35.5 million and $31.7 million during 2008, 2007 and 2006, respectively.

     The weighted-average remaining contractual lives for stock options exercisable is approximately 6 years as of December 31, 2008.

     The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2008	2007	2006
Expected volatility	25.4%	23.6%	16.2%
Expected term (in years)	6	6	6
Risk-free interest rate	3.1%	4.6%	4.6%
Dividend yield	1.51%	1.28%	1.32%
Weighted average estimated fair value	$ 15.41	$ 17.98	$ 11.41

     We previously determined expected volatility for stock options granted based on, among other factors, historical volatility using monthly price observations. Beginning with stock options granted in 2007, we determine expected volatility based on, among other factors, historical volatility of PFG’s common stock using daily price observations. We believe that daily price observations provide a better estimate of expected fluctuations in PFG’s common stock price over the expected term of stock options granted. The expected term represents the period of time that options granted are expected to be outstanding. We previously determined expected term based on the simplified method as described by the SEC. Beginning with stock options granted in 2008, we determine expected term using historical exercise and employee termination data as we believe we now have sufficient data to provide a reasonable basis on which to estimate expected term. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG’s common shares on the grant date.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

20. Stock-Based Compensation Plans — (continued)

     As of December 31, 2008, there were $10.4 million of total unrecognized compensations costs related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.7 years.

Performance Share Awards

     Beginning in 2006, performance share awards were granted to certain employees under the 2005 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. A return on equity objective and an earnings per share objective must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards.

     The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2008, 2007 and 2006 were $56.92, $62.73 and $49.40, respectively.

     As of December 31, 2008, there were no unrecognized compensation costs related to nonvested performance share awards granted.

     Because no performance share awards vested or were paid out, the intrinsic value of performance share awards vested was $0.0 million in 2008, 2007 and 2006.

Restricted Stock Units

     Restricted stock units are issued under the 2005 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as an equity award. There is no maximum contractual term on these awards.

     Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited.

     The total intrinsic value of restricted stock units vested was $23.8 million, $21.7 million and $15.0 million during 2008, 2007 and 2006, respectively.

     The fair value of restricted stock units is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2008, 2007 and 2006 was $57.96, $61.28 and $50.08, respectively.

     As of December 31, 2008, there were $26.5 million of total unrecognized compensation costs related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 2.0 years.

Employee Stock Purchase Plan

     Under our Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis through 2008. Beginning in 2009, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG’s common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

     We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $6.54, $10.47 and $10.34 during 2008, 2007 and 2006, respectively. The total intrinsic value of the Employee Stock Purchase Plan shares settled was $4.8 million, $5.9 million and $6.2 million during 2008, 2007 and 2006, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

20. Stock-Based Compensation Plans — (continued) Long-Term Performance Plan

     PFG also maintains the Long-Term Performance Plan, which provides the opportunity for eligible executives to receive additional awards if specified minimum corporate performance objectives are achieved over a three-year period. This plan utilizes stock as an option for payment and is treated as a liability award during vesting and a liability award or equity award subsequent to vesting, based on the participant payment election. Effective with PFG stockholder approval of the 2005 Stock Incentive Plan, no further grants will be made under the Long-Term Performance Plan, and any future awards paid under the Long-Term Performance Plan will be issued under the 2005 Stock Incentive Plan. As of December 31, 2005, all awards under this plan were fully vested and no awards were granted under this plan in 2008, 2007 and 2006. There is no maximum contractual term on these awards.

     The fair value of Long-Term Performance Plan liability units is determined as of each reporting period based on the Black-Scholes option pricing model that uses the assumptions noted in the following table:

Long-Term Performance Plan	For the year ended December 31,
	2008	2007	2006
Expected volatility	104.1%	25.0%	11.2%
Expected term (in years)	1	2	2
Risk-free interest rate	0.5%	3.2%	4.8%
Dividend yield	—%	—%	—%

     The amount of cash used to settle Long-Term Performance Plan units granted was $2.6 million, $2.9 million and $10.2 million for 2008, 2007 and 2006, respectively. The total intrinsic value of Long-Term Performance Plan units settled was $4.2 million, $3.0 million and $10.4 million during 2008, 2007 and 2006, respectively.

21. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2008 and 2007:

	For the three months ended,
	December 31	September 30	June 30	March 31
	(in millions)
2008
Total revenues	$ 2,072.6	$ 2,139.4	$ 2,313.4	$ 2,178.6
Total expenses	2,102.6	2,057.4	2,088.6	2,008.0
Income from continuing operations, net of related income taxes	13.3	72.9	175.2	141.7
Net income	13.3	72.9	175.2	141.7
2007
Total revenues	$ 2,165.6	$ 2,494.8	$ 2,528.1	$ 2,400.1
Total expenses	2,229.8	2,215.8	2,140.4	2,080.5
Income (loss) from continuing operations, net of related income
taxes	(0.4)	193.9	286.0	241.4
Income (loss) from discontinued operations, net of related income
taxes	20.6	(0.2)	(0.2)	—
Net income	20.2	193.7	285.8	241.4

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement
	(1)	Part A:
Condensed Financial Information for the 2 years ended December 31, 2008 and the period ended December 31, 2006.
	(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm.
Statements of Assets and Liabilities, December 31, 2008
Statements of Operations for the year ended December 31, 2008
Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Financial Position at December 31, 2008 and 2007.
Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006. Notes to Consolidated Financial Statements.
	(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As December 31, 2008*
Schedule III - Supplementary Insurance Information as of December 31, 2008, 2007 and 2006 and for each of the years then ended*
Schedule IV – Reinsurance as of December 31, 2008, 2007 and 2006 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on 9/02/2005

(3a)	Distribution Agreement (filed 6/20/2006)
(4a)	Form of Variable Annuity Contract (filed 9/2/2005)
(5)	Form of Variable Annuity Application (filed 6/20/2006)
(6a)	Articles of Incorporation of the Depositor (filed 9/02/2005)
(6b)	Bylaws of Depositor (filed 9/02/2005)
(8a1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8a2)	Rule 22c-2 Agreement with American Century Investment Management Inc., (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8b1)	Form of Participation Agreement with Principal Variable Contracts Funds (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8b2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(9)	Opinion of Counsel (filed 6/20/2006)
(10a)	Consent of Independent Registered Public Accounting Firm*
(10b)	Powers of Attorney (filed with the Commission on 4/27/2007)
(10c)	Consent of Counsel*
(11)	Financial Statement Schedules*

*	Filed herein
**	To be filed by amendment

Item 25. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee
Morristown, NJ 07960	Member, Executive Committee
JOCELYN CARTER-MILLER	Director
Tech Edventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311
GARY E. COSTLEY	Director
C & G Capital and Management, LLC	Member, Audit Committee
257 Barefoot Beach Boulevard, Suite 404
Bonita Springs, FL 34134
MICHAEL T. DAN	Director
The Brink's Company	Member, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226
C. DANIEL GELATT, JR.	Director
NMT Corporation	Member, Audit Committee
2004 Kramer Street
La Crosse, WI 54603
J. BARRY GRISWELL	Director
The Principal Financial Group	Chairman of the Board and Chair, Executive Committee
Des Moines, IA 50392
SANDRA L. HELTON	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611
WILLIAM T. KERR	Director
Meredith Corporation	Member, Executive Committee and Chair, Human
1716 Locust St.	Resources Committee
Des Moines, IA 50309-3023
RICHARD L. KEYSER	Director
W.W. Grainger, Inc.	Member, Nominating and Governance Committee
100 Grainger Parkway
Lake Forest, IL 60045-5201
ARJUN K. MATHRANI	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021	Member, Executive Committee
ELIZABETH E. TALLETT	Director
Hunter Partners, LLC	Member, Executive Committee and Human Resources
12 Windswept Circle	Committee
Thornton, NH 03285-6883
LARRY D. ZIMPLEMAN	Director
The Principal Financial Group	Principal Life: President and Chief Executive Officer
Des Moines, IA 50392	Member, Executive Committee

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
JOHN EDWARD ASCHENBRENNER	President, Insurance and Financial Services
CRAIG LAWRENCE BASSETT	Vice President and Treasurer
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
RONALD L. DANILSON	Senior Vice President Retirement and Investor Services
GREGORY BERNARD ELMING	Senior Vice President and Controller
RALPH CRAIG EUCHER	Senior Vice President Human Resources, Corporate Services
and Retirement and Investor Services
NORA MARY EVERETT	Senior Vice President Retirement and Investor Services
THOMAS JOHN GRAF	Senior Vice President Investor Relations
JOYCE NIXSON HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON	President Retirement and Investor Services
G. DAVID SHAFER	Senior Vice President Health

ELLEN ZISLIN LAMALE	Senior Vice President and Chief Risk Officer
JULIA MARIE LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE JOSEPH LILLIS	Senior Vice President and Chief Financial Officer
JAMES PATRICK MCCAUGHAN	President, Global Asset Management
TIMOTHY JON MINARD	Senior Vice President Retirement Distribution
MARY AGNES O'KEEFE	Senior Vice President and Chief Marketing Officer
GARY PAUL SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN ELIZABETH SHAFF	Executive Vice President and General Counsel
NORMAN RAUL SORENSEN	Executive Vice President International Asset Accumulation
DEANNA DAWNETTE STRABLE	Senior Vice President Individual Life and Specialty Benefits

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2008 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure

Entity	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC[Δ]	Delaware	
→Principal Financial Services, Inc.[♣∇]	Iowa	100
→Princor Financial Services Corporation[♣∇]	Iowa	100
→PFG DO Brasil LTDA[♣∇]	Brazil	100
→Brasilprev Seguros E Previdencia S.A.[♣]	Brazil	46
→Principal Global Investors Participacoes, LTDA[♣∇]	Brazil	100
→Principal International, Inc.[♣∇]	Iowa	100
→Principal International (Asia) Limited[♣∇]	Hong Kong	100
→Principal Global Investors (Asia) Limited[♣∇]	Hong Kong	100
→Principal Nominee Company (Hong Kong) Limited[♣∇]	Hong Kong	100
→Principal Asset Management Company (Asia) Limited[♣∇]	Hong Kong	100
→Principal Insurance Company (Hong Kong) Limited[♣∇]	Hong Kong	100
→CIMB – Principal Asset Management Berhad (Malaysia)[♣]	Malaysia	40
→CIMB Wealth Advisors[♣]	Malaysia	100
→CIMB – Principal Asset Management PTE LTD[♣]	Singapore	100
→PT CIMB Principal Asset Management[♣]	Indonesia	99
→Principal Trust Company(Asia) Limited[♣∇]	Hong Kong	100
→Principal Mexico Compania de Seguros, S.A. de C.V.[♣∇]	Mexico	100
→Principal Pensiones, S.A. de C.V.[♣∇]	Mexico	100
→Principal Mexico Servicios, S.A. de C.V.[♣∇]	Mexico	100
→Distribuidora Principal Mexico, S.A. de C.V.[♣∇]	Mexico	100
→Principal Fondos de Inversion S.A. De C.V.[♣∇]	Mexico	100
→Principal Consulting (India) Private Limited[♣∇]	India	100
→Principal International Mexico Holding, S.A. De C.V.[♣∇]	Mexico	100
→Principal Mexico Holdings, S.A. De C.V.[♣∇]	Mexico	100
→Principal Afore, S.A. De C.V.	Mexico	100
→JF Molloy & Associates[♣∇]	Indiana	100
→Molloy Medical Management Company, Inc.[♣∇]	Indiana	100
→Principal Wellness Company[♣∇]	Indiana	100
→Principal Global Investors Holding Company, Inc.[♣∇]	Delaware	100
→Principal Global Investors (Ireland) Limited[♣∇]	Ireland	100
→Principal Global Investors (Europe) Limited[♣∇]	United Kingdom	100
→Principal Global Investors (Singapore) Limited[♣∇]	Singapore	100

→Principal Global Investors (Japan) Limited♣∇	Japan	100
→Principal Global Investors (Hong Kong) Limited♣∇	Hong Kong	100
→CIMB Principal Asset Management SDN. BHD♣∇	Malaysia	50
→Principal Financial Group (Mauritius) Ltd. ♣∇	Mauritius	100
→Principal PNB Asset Management Company Private Limited♣∇	India	65
→Principal Trustee Company Private Limited♣∇	India	65
→PNB Principal Financial Planners Private Limited♣∇	India	65
→PNB Principal Insurance Broking PVT. Ltd. ♣	India	26
→Principal PNB Life Insurance Company Limited♣	India	26
→Principal Life Insurance Company•∇	*Iowa*	*100*
→Principal Real Estate Fund Investors, LLC♣∇	Delaware	100
→Principal PGPF Investors, LLC	Delaware	100
→Principal Development Investors, LLC♣∇	Delaware	100
→Principal Real Estate Holding Company, LLC♣∇	Delaware	100
→GAVI PREHC HC, LLC	Delaware	100
→Principal Global Investors, LLC♣∇♥	Delaware	100
→Principal Real Estate Investors, LLC♣∇	Delaware	100
→Principal Enhanced Property Fund, G.P.	Delaware	100
→Principal Enterprise Capital, LLC♣∇	Delaware	100
→Principal Commercial Acceptance, LLC♣∇	Delaware	100
→Principal Commercial Funding, LLC♣∇	Delaware	100
→Principal Global Columbus Circle, LLC♣∇♥	Delaware	100
→Post Advisory Group, LLC♣∇♥	Delaware	82
→Principal Global Investors Trust♣∇♥	Delaware	100
→Spectrum Asset Management, Inc. ♣∇♥	Delaware	100
→CCIP, LLC♣∇♥	Delaware	70
→Columbus Circle Investors♣∇♥	Delaware	100
→PGF GP, LLC	Delaware	100
→Principal Holding Company, LLC♣∇♥	Iowa	100
→Petula Associates, LLC♣	Iowa	100
→Principal Real Estate Portfolio, Inc. ♣∇	Delaware	100
→GAVI PREPI HC, LLC	Delaware	100
→Petula Prolix Development Company♣∇	Iowa	100
→Principal Generation Plant, LLC♣∇♥	Delaware	100
→Principal Bank♣∇♥	United States	100
→Equity FC, Ltd. ♣∇♥	Iowa	100
→Principal Health Care, Inc♣∇♥	Iowa	100
→Principal Dental Services, Inc. ♣∇♥	Arizona	100
→Employers Dental Services, Inc. ♣∇♥	Arizona	100
→Delaware Charter Guarantee & Trust Company♣∇♥	Delaware	100
→Preferred Product Network, Inc. ♣∇♥	Delaware	100
→HealthRisk Resource Group, LLC♣∇♥	Iowa	100
→Principal Reinsurance Company of Vermont♣∇	Vermont	100
→Principal Life Insurance Company of Iowa♣∇	Iowa	100
→Principal Life Insurance Company of Iowa II♣∇	Iowa	100
→Principal Financial Services (Australia), Inc. ♣∇	Iowa	100
→Principal Global Investors (Australia) Service Company Pty Limited♣∇	Australia	100
→Principal Global Investors (Australia) Limited♣∇	Australia	100
→Principal Real Estate Investors (Australia) Limited♣∇	Australia	100
→Principal Financial Group (Australia) Pty Ltd. ♣∇	Australia	100
→Principal Investments (Australia) Limited♣∇	Delaware	100
→Principal Australia (Holdings) Pty Limited♣∇	Australia	100
→Principal International Holding Company, LLC♣∇	Delaware	100
→Principal Management Corporation♣∇	Iowa	100
→Principal Financial Advisors, Inc. ♣∇	Iowa	100
→Principal Shareholder Services, Inc. ♣∇	Washington	100
→Edge Asset Management, Inc. ♣∇	Washington	100
→Principal Funds Distributor, Inc. ♣∇	Washington	100
→Principal Global Services Private Limited♣∇	India	100
→CCB Principal Asset Management Company, Ltd. ♣	China	25
→Principal International de Chile, S.A. ♣∇	Chile	100
→Principal Compania de Seguros de Vida Chile S.A. ♣∇	Chile	100
→Principal Administradora General De Fondos S.A. ♣∇	Chile	100
→Principal Creditos Hipotecarios, S.A. ♣∇	Chile	100
→Principal Asset Management Chile S.A. ♣∇	Chile	100

Item 27. Number of Contractowners – As of March 31, 2009

(1)	(2)	(3)
	Number of Plan	Number of

Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	37	6
Pension Builder Contracts	192	132
Personal Variable Contracts	25	338
Premier Variable Contracts	53	1,532
Flexible Variable Annuity Contract	41,779	41,779
Freedom Variable Annuity Contract	1,619	1,619
Freedom 2 Variable Annuity Contract	358	358
Investment Plus Variable Annuity Contract	22,919	22,919

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters (a) Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust. Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc.

(b)	Management

	(b1)	(b2)
Positions and offices
	Name and principal	with principal
	business address	underwriter
	Michael C. Anagnost	Vice President – Chief Technology
	The Principal	Officer
Financial Group(1)

	John E. Aschenbrenner	Director
The Principal
Financial Group(1)

	Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

	Craig L. Bassett	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	President and Director
The Principal
Financial Group(1)

	Tracy W. Bollin	Financial Controller
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President
The Principal
Financial Group(1)

	Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal
Financial Group(1)

	David P. Desing	Assistant Treasurer
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director
The Principal
Financial Group (1)

	James W. Fennessey	Vice President
The Principal
Financial Group(1)

	Michael P. Finnegan	Senior Vice President/Investment Services
The Principal
Financial Group(1)

	Louis E. Fiori	Vice President – Capital Markets

The Principal
Financial Group(1)

Stephen G. Gallaher		Assistant General Counsel
The Principal
Financial Group(1)

Eric W. Hays		Senior Vice President/Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman		Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Patrick A. Kirchner		Assistant General Counsel
The Principal
Financial Group(1)

Deanna L. Mankle		Assistant Treasurer
The Principal
Financial Group(1)

Sarah J. Pitts		Counsel
The Principal
Financial Group(1)

Layne A. Rasmussen		Vice President/Controller – Principal Funds
The Principal
Financial Group(1)

David L. Reichart		Senior Vice President
The Principal
Financial Group(1)

Michael D. Roughton		Senior Vice President and Senior Securities Counsel
The Principal
Financial Group(1)

Adam U. Shaikh		Counsel
The Principal
Financial Group(1)

Mark A. Stark		Vice President – Investment Services
The Principal
Financial Group(1)

Randy L. Welch		Vice President – Investment Services
The Principal
Financial Group(1)

Traci L. Weldon		Chief Compliance Officer
The Principal
Financial Group(1)

Dan L. Westholm		Director - Treasury
The Principal
Financial Group(1)

Beth C. Wilson		Vice President
The Principal
Financial Group(1)

	(1)	711 High Street
Des Moines, IA 50309

(c)	Compensation from the Registrant

			(3)
		(2)	Compensation on
		Net Underwriting	Events Occasioning the	(4)
	(1)	Discounts &	Deduction of a Deferred	Brokerage	(5)
	Name of Principal	Commissions	Sales Load	Commission	Compensatio
	Underwriter			s	n

Princor Financial Services		$26,629,731.79	0	0	0
	Corporation

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. .Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and
4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration
Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2009.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ L. D. Zimpleman
L. D. Zimpleman
Director, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
L. D. Zimpleman	Director, President	April 30, 2009
and Chief Executive Officer

/s/ G. B. Elming
	Senior Vice President and	April 30, 2009
G. B. Elming	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
	Executive Vice President	April 30, 2009
T. J. Lillis	and Chief Financial Officers
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 30, 2009
B. J. Bernard

(J. Carter-Miller)*	Director	April 30, 2009
J. Carter-Miller

(G. E. Costley)*	Director	April 30, 2009
G. E. Costley

(M.T. Dan)*	Director	April 30, 2009
M. T. Dan

(D. J. Drury)*	Director	April 30, 2009
D. J. Drury

(C. D. Gelatt, Jr.)*	Director	April 30, 2009
C. D. Gelatt, Jr.

(J. B. Griswell*	Director and Chairman
J. B. Griswell	of the Board	April 30, 2009

(S. L. Helton)*	Director	April 30, 2009
S. L. Helton

(W. T. Kerr)*	Director	April 30, 2009
W. T. Kerr

(R. L. Keyser)*	Director	April 30, 2009
R. L. Keyser

(A. K. Mathrani)*	Director	April 30, 2009
A. K. Mathrani

(E. E. Tallett)*	Director	April 30, 2009
E. E. Tallett

/s/ L. D. Zimpleman
*By
L. D. Zimpleman
Director, President and Chief Executive Officer

Pursuant to Powers of Attorney
Previously Filed or Included Herein